UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US 500 Volatility Wtd Index Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)
Consumer Discretionary (16.2%):
Advance Auto Parts, Inc.	183	$27,289
Amazon.com, Inc.(a)	27	22,607
Aramark	879	33,428
AutoNation, Inc.(a)	398	19,387
AutoZone, Inc.(a)	50	38,417
Bed Bath & Beyond, Inc.	568	24,486
Best Buy Co., Inc.	455	17,372
BorgWarner, Inc.	475	16,711
Burlington Stores, Inc.(a)	243	19,688
CalAtlantic Group, Inc.	554	18,526
CarMax, Inc.(a)	312	16,645
Carnival Corp., Class A	518	25,289
Carter’s, Inc.	245	21,244
CBS Corp., Class B	496	27,151
Cinemark Holdings, Inc.	689	26,375
Coach, Inc.	589	21,534
Comcast Corp., Class A	591	39,207
Darden Restaurants, Inc.	518	31,764
Dick’s Sporting Goods, Inc.	357	20,249
Discovery Communications, Inc., Class A(a)	839	22,586
Dollar General Corp.	286	20,017
Dollar Tree, Inc.(a)	281	22,179
Domino’s Pizza, Inc.	162	24,600
DR Horton, Inc.	749	22,620
Foot Locker, Inc.	357	24,176
Ford Motor Co.	1,917	23,138
General Motors Co.	878	27,895
Gentex Corp.	1,496	26,270
Genuine Parts Co.	368	36,965
Hanesbrands, Inc.	727	18,357
Harley-Davidson, Inc.	332	17,460
Harman International Industries, Inc.	176	14,863
Hasbro, Inc.	359	28,479
Hilton Worldwide Holdings, Inc.	960	22,013
Hyatt Hotels Corp., Class A(a)(b)	409	20,131
Johnson Controls International PLC	565	26,289
Kohl’s Corp.	338	14,788
L Brands, Inc.	294	20,806
Las Vegas Sands Corp.	343	19,736
Lear Corp.	183	22,183
Leggett & Platt, Inc.	649	29,581
Lennar Corp.	554	23,456
LKQ Corp.(a)	682	24,184
Lowe’s Cos., Inc.	414	29,895
Macy’s, Inc.	460	17,043
Marriott International, Inc., Class A	360	24,239
McDonald’s Corp.	364	41,990
Michaels Cos., Inc.(a)	842	20,351
Mohawk Industries, Inc.(a)	131	26,245
Netflix, Inc.(a)	151	14,881
Newell Rubbermaid, Inc.	443	23,328
Nike, Inc., Class B	499	26,272
Nordstrom, Inc.	339	17,587
Norwegian Cruise Line Holdings Ltd.(a)	454	17,116
NVR, Inc.(a)	21	34,438
Omnicom Group, Inc.(b)	410	34,850
O’Reilly Automotive, Inc.(a)	112	31,372
Panera Bread Co., Class A(a)	137	26,677
Polaris Industries, Inc.	227	17,579
Pool Corp.	363	34,311
PulteGroup, Inc.	1,131	22,665
PVH Corp.	177	19,559
Ross Stores, Inc.	482	30,993
Royal Caribbean Cruises Ltd.	235	17,613
Scripps Networks Interactive, Inc., Class A	396	25,142
Service Corp. International	1,153	30,600
Servicemaster Global Holdings, Inc.(a)	629	21,185

See notes to schedules of investments

Security Description	Shares	Value
Signet Jewelers Ltd.	203	$15,130
Sirius XM Holdings, Inc.(a)(b)	8,212	34,244
Starbucks Corp.	557	30,156
Target Corp.	409	28,090
TEGNA, Inc.(b)	1,064	23,259
The Gap, Inc.(b)	654	14,545
The Home Depot, Inc.	274	35,258
The Interpublic Group of Cos., Inc.	1,354	30,262
The Priceline Group, Inc.(a)	15	22,072
The Sherwin-Williams Co.	106	29,326
The TJX Cos., Inc.	436	32,604
The Walt Disney Co.	392	36,401
Thor Industries, Inc.	322	27,273
Tiffany & Co.(b)	355	25,784
Time Warner, Inc.	376	29,933
Toll Brothers, Inc.(a)	685	20,454
Tractor Supply Co.	358	24,111
TripAdvisor, Inc.(a)	277	17,501
Twenty-First Century Fox, Inc.	1,176	28,483
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	85	20,228
Urban Outfitters, Inc.(a)	453	15,638
VF Corp.	427	23,933
Viacom, Inc., Class B	339	12,916
Whirlpool Corp.	141	22,865
Williams-Sonoma, Inc.(b)	373	19,053
Wyndham Worldwide Corp.	340	22,892
Wynn Resorts Ltd.	142	13,834
Yum! Brands, Inc.	344	31,239
		2,313,556
Consumer Staples (8.9%):
Altria Group, Inc.	725	45,842
Archer-Daniels-Midland Co.	522	22,013
Blue Buffalo Pet Products, Inc.(a)	641	15,230
Brown-Forman Corp., Class B	761	36,102
Bunge Ltd.	292	17,295
Campbell Soup Co.	600	32,820
Casey’s General Stores, Inc.	203	24,390
Church & Dwight Co., Inc.	797	38,192
Constellation Brands, Inc., Class A	185	30,801
Costco Wholesale Corp.	247	37,670
CVS Health Corp.	421	37,465
Dr Pepper Snapple Group, Inc.	436	39,811
Estee Lauder Cos., Inc., Class A	405	35,867
General Mills, Inc.	640	40,883
Hormel Foods Corp.	725	27,499
Ingredion, Inc.	219	29,140
J.M. Smucker Co.	236	31,987
Kimberly-Clark Corp.	337	42,509
McCormick & Co., Inc.	410	40,968
Mead Johnson Nutrition Co.	323	25,520
Molson Coors Brewing Co., Class B	299	32,830
Monster Beverage Corp.(a)	165	24,224
PepsiCo, Inc.	496	53,950
Philip Morris International, Inc.	451	43,846
Pilgrim’s Pride Corp.(b)	926	19,557
Pinnacle Foods, Inc.	653	32,761
Reynolds American, Inc.	744	35,080
Spectrum Brands Holdings, Inc.(b)	226	31,118
Sysco Corp.	745	36,512
The Clorox Co.	335	41,935
The Coca-Cola Co.	1,114	47,144
The Hershey Co.	243	23,231
The Kroger Co.	867	25,733
The Procter & Gamble Co.(b)	587	52,684
Tyson Foods, Inc., Class A	387	28,897
Walgreens Boots Alliance, Inc.	382	30,797
Wal-Mart Stores, Inc.	472	34,041

See notes to schedules of investments

Security Description	Shares	Value
Whole Foods Market, Inc.	826	$23,417
		1,269,761
Energy (1.2%):
Cheniere Energy Partners LP Holdings LLC	903	20,534
Exxon Mobil Corp.	381	33,255
FMC Technologies, Inc.(a)	617	18,306
Marathon Petroleum Corp.	338	13,719
ONEOK, Inc.	267	13,721
Phillips 66	324	26,098
Plains GP Holdings LP, Class A	757	9,796
Tesoro Corp.	202	16,071
Valero Energy Corp.	341	18,073
		169,573
Financials (15.7%):
Affiliated Managers Group, Inc.(a)	121	17,509
Aflac, Inc.	555	39,888
Alleghany Corp.(a)	71	37,276
American Express Co.	404	25,871
American Financial Group, Inc.	544	40,800
Ameriprise Financial, Inc.	211	21,051
AmTrust Financial Services, Inc.	912	24,469
Arthur J. Gallagher & Co.	760	38,661
Bank of America Corp.	1,268	19,844
Bank of New York Mellon Corp.	606	24,167
Bank of The Ozarks, Inc.	498	19,123
BB&T Corp.	723	27,272
Berkshire Hathaway, Inc., Class B(a)	319	46,086
BlackRock, Inc., Class A	68	24,647
BOK Financial Corp.	294	20,277
Brown & Brown, Inc.	1,024	38,615
Capital One Financial Corp.	319	22,914
CBOE Holdings, Inc.(b)	552	35,796
Cincinnati Financial Corp.	536	40,425
CIT Group, Inc.	553	20,074
Citigroup, Inc.	407	19,223
Citizens Financial Group, Inc.	813	20,089
CME Group, Inc.	321	33,551
Comerica, Inc.	412	19,496
Commerce Bank, Inc.	610	30,048
Cullen/Frost Bankers, Inc.	252	18,129
Discover Financial Services	454	25,674
East West BanCorp, Inc.	530	19,456
Eaton Vance Corp.	606	23,664
Erie Indemnity Co., Class A	341	34,806
FactSet Research Systems, Inc.	175	28,368
Fifth Third BanCorp	1,024	20,951
First American Financial Corp.	694	27,260
First Republic Bank	318	24,521
Franklin Resources, Inc.	617	21,947
Goldman Sachs Group, Inc.	145	23,384
Hartford Financial Services Group, Inc.	638	27,319
Huntington Bancshares, Inc.	2,107	20,775
Interactive Brokers Group, Inc., Class A	618	21,797
Intercontinental Exchange, Inc.	104	28,013
Invesco Ltd.	588	18,387
JPMorgan Chase & Co.	380	25,304
KeyCorp	1,855	22,575
Lincoln National Corp.	346	16,255
M&T Bank Corp.	222	25,774
Markel Corp.(a)	40	37,151
MarketAxess Holdings, Inc.	157	25,998
Marsh & McLennan Cos., Inc.	665	44,721
MetLife, Inc.	436	19,371
Moody’s Corp.	227	24,580
Morgan Stanley	605	19,396
MSCI, Inc.	399	33,492
NASDAQ, Inc.	473	31,946

See notes to schedules of investments

Security Description	Shares	Value
Navient Corp.	1,097	$15,874
Northern Trust Corp.	338	22,981
Old Republic International Corp.	2,177	38,359
PacWest Bancorp	466	19,996
People’s United Financial, Inc.	1,727	27,321
Principal Financial Group, Inc.	432	22,252
Prudential Financial, Inc.	267	21,801
Raymond James Financial, Inc.	350	20,374
Regions Financial Corp.	1,925	19,000
Reinsurance Group of America, Inc.	314	33,893
S&P Global, Inc.	208	26,324
Santander Consumer USA Holdings, Inc.(a)	963	11,710
SEI Investments Co.	408	18,609
Signature Bank(a)	182	21,558
State Street Corp.	286	19,914
SunTrust Banks, Inc.	507	22,207
SVB Financial Group(a)	140	15,476
Synchrony Financial	770	21,560
T. Rowe Price Group, Inc.	425	28,263
TD Ameritrade Holding Corp.	640	22,554
TFS Financial Corp.	2,040	36,333
The Allstate Corp.	656	45,382
The Charles Schwab Corp.	586	18,500
The PNC Financial Services Group, Inc.	328	29,550
The Progressive Corp.	1,264	39,816
The Travelers Cos., Inc.	341	39,062
Torchmark Corp.	519	33,159
U.S. Bancorp	700	30,023
Unum Group	619	21,857
W.R. Berkley Corp.	672	38,815
Wells Fargo & Co.	605	26,789
Zions Bancorp	631	19,574
		2,247,072
Health Care (11.0%):
Abbott Laboratories	643	27,192
Abbvie, Inc.	381	24,030
ABIOMED, Inc.(a)	149	19,158
Acadia Healthcare Co., Inc.(a)(b)	319	15,806
Aetna, Inc.	233	26,900
Align Technology, Inc.(a)	234	21,938
AmerisourceBergen Corp.	346	27,950
Amgen, Inc.	178	29,691
Anthem, Inc.	211	26,440
Becton, Dickinson & Co.	221	39,720
Biogen, Inc.(a)	59	18,469
BIO-RAD Laboratories, Inc.(a)	222	36,365
Cardinal Health, Inc.	343	26,651
Cerner Corp.(a)	401	24,761
Cigna Corp.	197	25,673
Cooper Companies, Inc.	172	30,833
Dentsply Sirona, Inc.	536	31,854
Edwards Lifesciences Corp.(a)	178	21,460
ELI Lilly & Co.	405	32,505
Express Scripts Holding, Inc.(a)	411	28,988
Gilead Sciences, Inc.	297	23,499
HCA Holdings, Inc.(a)	379	28,664
Henry Schein, Inc.(a)	190	30,966
Hologic, Inc.(a)	624	24,230
Humana, Inc.	132	23,349
IDEXX Laboratories, Inc.(a)	228	25,702
Illumina, Inc.(a)	83	15,078
Intuitive Surgical, Inc.(a)	49	35,517
Johnson & Johnson	434	51,269
Laboratory Corp. of America Holdings(a)	257	35,332
Mallinckrodt PLC(a)	173	12,072
McKesson Corp.	128	21,344
Mednax, Inc.(a)	414	27,428
Merck & Co., Inc.	534	33,327
Mettler-Toledo International, Inc.(a)	77	32,327

See notes to schedules of investments

Security Description	Shares	Value
Mylan NV(a)	394	$15,019
Patterson Cos., Inc.	644	29,585
PerkinElmer, Inc.	483	27,101
Pfizer, Inc.	1,132	38,341
Quest Diagnostics, Inc.	454	38,423
Quintiles Transnational Holdings, Inc.(a)	383	31,046
Regeneron Pharmaceuticals, Inc.(a)	44	17,689
ResMed, Inc.	436	28,248
Stryker Corp.	367	42,723
Teleflex, Inc.	186	31,257
Thermo Fisher Scientific, Inc.	216	34,357
United Therapeutics Corp.(a)	148	17,476
UnitedHealth Group, Inc.	292	40,881
Universal Health Services, Inc., Class B	214	26,369
Varian Medical Systems, Inc.(a)	353	35,134
VCA, Inc.(a)	354	24,773
Veeva Systems, Inc.(a)	495	20,434
Waters Corp.(a)	212	33,600
WellCare Health Plans, Inc.(a)	195	22,833
West Pharmaceutical Services, Inc.	386	28,757
Zoetis, Inc.	592	30,790
		1,571,324
Industrials (16.9%):
3M Co.	252	44,410
A.O. Smith Corp.	280	27,661
Acuity Brands, Inc.	77	20,374
Alaska Air Group, Inc.	312	20,548
Allison Transmission Holdings, Inc.	1,002	28,737
AMERCO, Inc.	71	23,020
American Airlines Group, Inc.	450	16,475
AMETEK, Inc.	656	31,344
Avery Dennison Corp.	385	29,949
BE Aerospace, Inc.	462	23,867
Carlisle Companies, Inc.	318	32,617
CH Robinson Worldwide, Inc.	522	36,780
Cintas Corp.	282	31,753
Copart, Inc.(a)	590	31,600
CSX Corp.	876	26,718
Cummins, Inc.	212	27,168
Danaher Corp.	596	46,719
Deere & Co.	292	24,922
Delta Air Lines, Inc.	519	20,428
Donaldson Co., Inc.	736	27,475
Dover Corp.	366	26,952
Dun & Bradstreet Corp.	192	26,231
Eaton Corp. PLC	412	27,073
Emerson Electric Co.	551	30,035
Equifax, Inc.	241	32,434
Expeditors International of Washington, Inc.	754	38,846
Fastenal Co.	667	27,867
Flowserve Corp.	439	21,177
Fortune Brands Home & Security, Inc.	492	28,585
General Dynamics Corp.	245	38,014
Honeywell International, Inc.	352	41,040
Hubbell, Inc.	323	34,800
Huntington Ingalls Industries, Inc.	212	32,525
IDEX Corp.	384	35,931
Illinois Tool Works, Inc.(b)	328	39,307
Ingersoll-Rand PLC	415	28,195
J.B. Hunt Transport Services, Inc.	394	31,970
Jacobs Engineering Group, Inc.(a)	509	26,325
JetBlue Airways Corp.(a)	1,102	18,998
Kansas City Southern Industries, Inc.	262	24,450
KAR Auction Services, Inc.	704	30,385
Lennox International, Inc.	223	35,017
Lockheed Martin Corp.	198	47,465
Macquarie Infrastructure Corp.	279	23,224
Manpower, Inc.	275	19,872
Masco Corp.	747	25,630

See notes to schedules of investments

Security Description	Shares	Value
Middleby Corp.(a)	185	$22,870
MSC Industrial Direct Co., Inc.	449	32,962
Nielsen Holdings PLC	709	37,981
Nordson Corp.	212	21,122
Norfolk Southern Corp.	255	24,750
Northrop Grumman Corp.	211	45,143
Old Dominion Freight Line, Inc.(a)	346	23,739
Orbital ATK, Inc.	241	18,371
Owens Corning, Inc.	522	27,870
Parker Hannifin Corp.	231	28,997
Raytheon Co.	297	40,431
Republic Services, Inc., Class A	913	46,061
Robert Half International, Inc.	508	19,233
Rockwell Automation, Inc.	253	30,952
Rockwell Collins, Inc.	404	34,073
Rollins, Inc.	1,052	30,803
Roper Technologies, Inc.	173	31,567
Sensata Technologies Holding NV(a)	502	19,468
Snap-on, Inc.	202	30,696
Southwest Airlines Co.	562	21,857
Spirit Aerosystems Holdings, Inc.(a)	511	22,760
Stanley Black & Decker, Inc.	264	32,467
Stericycle, Inc.(a)	206	16,509
Textron, Inc.	559	22,220
Toro Co.	678	31,758
TransDigm Group, Inc.(a)	81	23,419
Union Pacific Corp.	289	28,186
United Continental Holdings, Inc.(a)	305	16,003
United Parcel Service, Inc., Class B	465	50,853
United Rentals, Inc.(a)(b)	164	12,872
United Technologies Corp.	366	37,186
Verisk Analytics, Inc., Class A(a)	423	34,381
W.W. Grainger, Inc.	144	32,377
Wabtec Corp.	310	25,312
Waste Management, Inc.	791	50,434
Watsco, Inc.	228	32,125
Xylem, Inc.	725	38,026
		2,460,747
Information Technology (14.3%):
Activision Blizzard, Inc.	469	20,777
Adobe Systems, Inc.(a)	256	27,786
Agilent Technologies, Inc.	614	28,913
Akamai Technologies, Inc.(a)	293	15,526
Alliance Data Systems Corp.(a)	80	17,162
Alphabet, Inc., Class A(a)	40	32,162
Amdocs Ltd.	632	36,561
Amphenol Corp., Class A	616	39,991
Analog Devices, Inc.	474	30,549
ANSYS, Inc.(a)	316	29,265
Apple, Inc.	251	28,376
Applied Materials, Inc.	705	21,256
Arista Networks, Inc.(a)(b)	193	16,420
Arrow Electronics, Inc.(a)	370	23,669
Automatic Data Processing, Inc.	430	37,927
Avnet, Inc.	677	27,798
Black Knight Financial Services, Inc.(a)	578	23,640
Booz Allen Hamilton Holdings Corp.	1,047	33,096
Broadridge Financial Solutions, Inc.	534	36,200
Brocade Communications Systems, Inc.	1,740	16,060
CA, Inc.	980	32,418
Cadence Design Systems, Inc.(a)	1,173	29,947
CDK Global, Inc.	498	28,565
CDW Corp.	625	28,581
Cisco Systems, Inc.	908	28,802
Citrix Systems, Inc.(a)	270	23,009
Cognex Corp.	382	20,193
Cognizant Technology Solutions Corp., Class A(a)	429	20,468
Dolby Laboratories, Inc.	490	26,602
eBay, Inc.(a)	662	21,780

See notes to schedules of investments

Security Description	Shares	Value
F5 Networks, Inc.(a)	199	$24,803
Facebook, Inc., Class A(a)	174	22,319
Fidelity National Information Services, Inc.	389	29,965
Fiserv, Inc.(a)	359	35,710
Fleetcor Technologies, Inc.(a)	139	24,148
Flextronics International Ltd.(a)	1,876	25,551
FLIR Systems, Inc.	884	27,775
Gartner, Inc.(a)	348	30,781
Genpact Ltd.(a)	1,393	33,362
Global Payments, Inc.	282	21,646
HP, Inc.	1,416	21,990
Intel Corp.	796	30,049
International Business Machines Corp.	199	31,611
IPG Photonics Corp.(a)	237	19,517
Jack Henry & Associates, Inc.	451	38,584
Juniper Networks, Inc.	853	20,523
Keysight Technologies, Inc.(a)	734	23,260
Lam Research Corp.	261	24,719
Leidos Holdings, Inc.	348	15,061
Manhattan Associates, Inc.(a)	289	16,652
Mastercard, Inc., Class A	313	31,854
Microsoft Corp.	484	27,878
Motorola Solutions, Inc.	412	31,427
Nvidia Corp.(b)	319	21,858
ON Semiconductor Corp.(a)	1,615	19,897
Oracle Corp.	847	33,270
Paychex, Inc.	589	34,085
PayPal Holdings, Inc.(a)	612	25,074
Qualcomm, Inc.	377	25,825
Red Hat, Inc.(a)	338	27,321
Sabre Corp.	875	24,658
Skyworks Solutions, Inc.	229	17,436
Symantec Corp.	776	19,478
SYNNEX Corp.	225	25,675
Synopsys, Inc.(a)	645	38,281
Texas Instruments, Inc.	439	30,809
The Ultimate Software Group, Inc.(a)	103	21,052
The Western Union Co.	1,349	28,086
Total System Services, Inc.	424	19,992
Trimble Navigation Ltd.(a)	798	22,791
Tyler Technologies, Inc.(a)	115	19,691
Ubiquiti Networks, Inc.(a)	387	20,705
Vantiv, Inc.(a)(b)	498	28,022
VeriSign, Inc.(a)	361	28,245
Visa, Inc., Class A	361	29,855
VMware, Inc., Class A(a)(b)	286	20,978
Wex, Inc.(a)	178	19,240
Xilinx, Inc.	498	27,061
		2,042,069
Materials (4.5%):
AptarGroup, Inc.	468	36,229
Axalta Coating Systems Ltd.(a)	818	23,125
Bemis Co., Inc.	643	32,799
Berry Plastics Group, Inc.(a)	492	21,574
CF Industries Holdings, Inc.	499	12,151
Crown Holdings, Inc.(a)	534	30,486
Eastman Chemical Co.	378	25,583
Ecolab, Inc.(b)	247	30,065
Graphic Packaging Holding Co.	1,690	23,643
Huntsman Corp.	749	12,186
International Flavors & Fragrances, Inc.	188	26,878
International Paper Co.	496	23,798
LyondellBasell Industries NV, Class A	268	21,617
Martin Marietta Materials, Inc.	131	23,463
NewMarket Corp.	67	28,764
Packaging Corp. of America	266	21,615
PPG Industries, Inc.	278	28,734
Praxair, Inc.	290	35,040
Reliance Steel & Aluminum Co.	338	24,346

See notes to schedules of investments

Security Description	Shares	Value
RPM International, Inc.	591	$31,749
Sealed Air Corp.	491	22,498
Sonoco Products Co.	651	34,392
The Dow Chemical Co.	560	29,025
Vulcan Materials Co.	240	27,296
Westlake Chemical Corp.	324	17,334
		644,390
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	610	17,068
Howard Hughes Corp.(a)	177	20,266
Jones Lang LaSalle, Inc.	135	15,362
		52,696
Telecommunication Services (1.0%):
AT&T, Inc.	1,292	52,468
CenturyLink, Inc.	796	21,834
T-Mobile US, Inc.(a)	535	24,995
Verizon Communications, Inc.	816	42,416
		141,713
Utilities (6.7%):
Alliant Energy Corp.	1,037	39,727
Ameren Corp.	828	40,721
American Electric Power Co., Inc.	621	39,874
American Water Works Co., Inc.	466	34,875
Aqua America, Inc.	1,251	38,131
Atmos Energy Corp.	549	40,884
CMS Energy Corp.	1,003	42,136
Consolidated Edison, Inc.	535	40,286
Dominion Resources, Inc.	577	42,854
DTE Energy Co.	448	41,964
Duke Energy Corp.	520	41,621
Eversource Energy	774	41,935
Exelon Corp.	981	32,657
NextEra Energy, Inc.	355	43,424
Oge Energy Corp.	966	30,545
PG&E Corp.	686	41,963
Pinnacle West Capital Corp.	540	41,035
PPL Corp.	1,100	38,027
Public Service Enterprise Group, Inc.	939	39,316
SCANA Corp.	585	42,336
Sempra Energy	353	37,838
The Southern Co.	896	45,965
WEC Energy Group, Inc.	673	40,299
Xcel Energy, Inc.	1,029	42,333
		960,746
Total Common Stocks (Cost $11,605,231)		13,873,647

Collateral for Securities Loaned (2.8%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.27%(c)	$210,068	210,068
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.33%(c)	179,224	179,224
Total Collateral for Securities Loaned (Cost $389,292)		389,292
Total Investments (Cost $11,994,523) — 99.6%		14,262,939
Other assets in excess of liabilities — 0.4%		62,674
NET ASSETS - 100.00%		$14,325,613

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

See notes to schedules of investments

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	2	12/16/16	$216,040	$(1,048)

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US Small Cap Volatility Wtd Index Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (93.9%)
Consumer Discretionary (17.3%):
Aaron’s, Inc.	319	$8,109
AMC Entertainment Holdings, Inc., Class A(a)	297	9,234
American Axle & Manufacturing Holdings, Inc.(b)	340	5,855
Asbury Automotive Group, Inc.(b)	127	7,070
BJ’s Restaurants, Inc.(b)	267	9,492
Bob Evans Farms, Inc.	300	11,490
Bojangles’, Inc.(b)	444	7,086
Brinker International, Inc.	198	9,985
Buffalo Wild Wings, Inc.(b)	53	7,459
Caleres, Inc.	343	8,674
Capella Education Co.	182	10,564
Cavco Industries, Inc.(b)	95	9,410
Choice Hotels International, Inc.	251	11,315
Churchill Downs, Inc.	81	11,854
Chuy’s Holdings, Inc.(b)	290	8,103
Cooper Tire & Rubber Co.	275	10,456
Cooper-Standard Holding(b)	108	10,670
Core-Mark Holding Co., Inc.	229	8,198
Dave & Buster’s Enterntainment, Inc.(b)	199	7,797
Dillard’s, Inc.(a)	141	8,885
Dineequity, Inc.	164	12,988
Dorman Products, Inc.(b)	173	11,055
Drew Industries, Inc.	115	11,272
DSW, Inc., Class A	335	6,861
El Pollo Loco Holdings, Inc.(b)	484	6,094
Eldorado Resorts, Inc.(b)	739	10,390
Entravision Communications Corp.	1,171	8,935
Ethan Allen Interiors, Inc.(a)	298	9,318
Express, Inc.(b)	535	6,308
Fiesta Restaurant Group, Inc.(b)	268	6,432
Five Below, Inc.(a)(b)	225	9,065
Fossil Group, Inc.(a)(b)	163	4,527
Fox Factory Holding Corp.(b)	444	10,199
Francesca’s Holdings Corp.(b)	367	5,663
GameStop Corp., Class A	310	8,553
Gannett Co., Inc.	742	8,637
Genesco, Inc.(b)	188	10,238
Gentherm, Inc.(b)	212	6,661
GNC Holdings, Inc.	221	4,513
Grand Canyon Education, Inc.(b)	260	10,501
Gray Television, Inc.(b)	589	6,102
Helen of Troy Ltd.(b)	141	12,149
Hibbett Sports, Inc.(a)(b)	240	9,576
HSN, Inc.	236	9,392
Installed Building Products, Inc.(b)	217	7,784
Interval Leisure Group, Inc.	537	9,220
iRobot Corp.(b)	236	10,379
Isle of Capri Casinos, Inc.(b)	501	11,162
Kate Spade & Co.(b)	326	5,584
KB Home	498	8,028
La-Z-Boy, Inc.	301	7,393
Lgi Homes, Inc.(b)	165	6,079
Lithia Motors, Inc.	87	8,310
M/I Homes, Inc.(b)	423	9,970
Marcus Corp.	484	12,119
MarineMax, Inc.(b)	330	6,914
Marriott Vacations Worldwide Corp.	105	7,699
MDC Holdings, Inc.	400	10,320
Meritage Homes Corp.(b)	207	7,183
Metaldyne Performance Group, Inc.	441	6,990
Monro Muffler Brake, Inc.	192	11,745
Movado Group, Inc.	356	7,647
Murphy USA, Inc.(b)	148	10,561
Nautilus, Inc.(b)	235	5,339
New Media Investment Group, Inc.	536	8,308
Nexstar Broadcasting Group, Inc., Class A	137	7,906
Nutrisystem, Inc.	253	7,512

See notes to schedules of investments

Security Description	Shares	Value
Office Depot, Inc.	1,086	$3,877
Ollie’s Bargain Outlet Holdings, Inc.(b)	297	7,784
Papa John’s International, Inc.	140	11,039
Popeyes Louisiana Kitchen, Inc.(b)	231	12,275
Red Robin Gourmet Burgers, Inc.(b)	152	6,831
Ruth’s Hospitality Group, Inc.	741	10,463
Shake Shack, Inc.(b)	175	6,067
Shoe Carnival, Inc.	344	9,171
Sinclair Broadcast Group, Inc., Class A	328	9,472
Smith & Wesson Holding Corp.(b)	236	6,275
Sonic Automotive, Inc., Class A	409	7,689
Sonic Corp.	333	8,718
Standard Motor Products, Inc.	186	8,883
Steven Madden Ltd.(b)	311	10,749
Stoneridge, Inc.(b)	443	8,151
Strayer Education, Inc.(b)	163	7,609
Sturm Ruger & Co.	128	7,393
Superior Industries International, Inc.	339	9,885
Taylor Morrison Home Corp., Class A(b)	465	8,184
The Buckle, Inc.	338	8,122
The Cato Corp., Class A	291	9,571
The Cheesecake Factory, Inc.	272	13,617
The Tile Shop Holdings, Inc.(b)	470	7,779
The Wendy’s Co.	1,041	11,243
Topbuild Corp.(b)	272	9,030
TRI Pointe Group, Inc.(b)	648	8,541
Universal Electronics, Inc.(b)	134	9,978
Vera Bradley, Inc.(b)	482	7,302
Vista Outdoor, Inc.(b)	241	9,607
Visteon Corp.	64	4,586
Vitamin Shoppe, Inc.(b)	271	7,276
WCI Communities, Inc.(b)	429	10,176
William Lyon Homes(b)	275	5,101
Wingstop, Inc.	264	7,735
Winnebago Industries, Inc.	411	9,687
Wolverine World Wide, Inc.	377	8,682
		889,835
Consumer Staples (4.1%):
Calavo Growers, Inc.	133	8,702
Dean Foods Co.	628	10,299
Ingles Markets, Inc., Class A	207	8,185
Inter Parfums, Inc.	247	7,971
J&J Snack Foods Corp.	155	18,463
John B. Sanfilippo & Son, Inc.	132	6,776
Mgp Ingredients, Inc.	143	5,794
National Beverage Corp.(b)	158	6,960
Omega Protein Corp.(b)	235	5,492
Performance Food Group Co.(b)	396	9,821
PriceSmart, Inc.	134	11,224
Revlon, Inc.(b)	221	8,129
Sanderson Farms, Inc.	104	10,018
SpartanNash Co.	253	7,317
SUPERVALU, Inc.(b)	964	4,810
The Boston Beer Co., Inc.(b)	45	6,987
Tootsie Roll Industries, Inc.(a)	406	14,953
United Natural Foods, Inc.(b)	145	5,806
USANA Health Sciences, Inc.(b)	47	6,502
Vector Group Ltd.(a)	827	17,814
WD-40 Co.	127	14,279
Weis Markets, Inc.	231	12,242
		208,544
Energy (0.7%):
Atwood Oceanics, Inc.	417	3,624
Dril-Quip, Inc.(b)	166	9,252
Oceaneering International, Inc.	264	7,263
Rex American Resources Corp.(b)	115	9,748

See notes to schedules of investments

Security Description	Shares	Value
Western Refining, Inc.	214	$5,662
		35,549
Financials (22.8%):
1st Source Corp.	397	14,171
Ameris Bancorp	341	11,918
AMERISAFE, Inc.	222	13,049
Artisan Partners Asset Ma, Class A	314	8,541
Associated Banc-Corp.	556	10,892
Banc of California, Inc.	422	7,368
BancFirst Corp.	178	12,907
BancorpSouth, Inc.	421	9,767
Banner Corp.	263	11,504
Beneficial Bancorp, Inc.	1,151	16,931
BGC Partners, Inc., Class A	1,537	13,448
BNC Bancorp	491	11,941
BofI Holding, Inc.(b)	261	5,846
Boston Private Financial Holdings, Inc.	868	11,136
Capital Bank Financial Corp., Class A	435	13,968
Capitol Federal Financial, Inc.	1,498	21,078
Cathay General Bancorp	360	11,081
Chemical Financial Corp.	302	13,327
CNO Financial Group, Inc.	564	8,612
Cohen & Steers, Inc.	261	11,157
Columbia Banking System, Inc.	338	11,059
Community Bank System, Inc.	287	13,808
CVB Financial Corp.	651	11,464
Eagle Bancorp, Inc.(b)	214	10,557
Employers Holdings, Inc.	305	9,098
Essent Group Ltd.(b)	359	9,553
Evercore Partners, Inc., Class A	159	8,190
FBL Financial Group, Inc., Class A	188	12,026
Fcb Financial Holdings, Inc.(b)	292	11,222
Fidelity & Guaranty Life	853	19,781
Financial Engines, Inc.	229	6,804
First Busey Corp.	647	14,621
First Commonwealth Financial Corp.	1,142	11,523
First Financial Bancorp	591	12,907
First Financial Bankshares, Inc.	274	9,985
First Interstate BancSystem, Inc., Class A	448	14,116
First Merchants Corp.	476	12,733
First Midwest Bancorp, Inc.	582	11,268
Firstcash, Inc.	142	6,685
Flagstar BanCorp, Inc.(b)	399	11,072
FNB Corp.	888	10,922
Fulton Financial Corp.	853	12,386
Glacier Bancorp, Inc.	388	11,066
Great Western BanCorp, Inc.	324	10,796
Hancock Holding Co.	271	8,789
Heartland Financial USA, Inc.	264	9,522
Hilltop Holdings, Inc.(b)	421	9,456
Hope Bancorp, Inc.	629	10,926
Horace Mann Educators Corp.	368	13,487
Houlihan Lokey, Inc.	417	10,446
IBERIABANK Corp.	141	9,464
Independent Bank Corp.	222	12,008
Infinity Property & Casualty Corp.	196	16,195
International Bancshares Corp.	340	10,125
Janus Capital Group, Inc.	616	8,630
Kearny Financial Corp./Md	1,277	17,380
Lakeland Financial Corp.	419	14,840
LegacyTexas Financial Group, Inc.	259	8,192
Lendingtree, Inc.(b)	44	4,264
Lpl Financial Holdings, Inc.	145	4,337
MB Financial, Inc.	291	11,070
Mercury General Corp.	262	14,371
MGIC Investment Corp.(b)	855	6,840
Moelis & Co., Class A	364	9,788
National General Holdings Corp.	499	11,098
NBT Bancorp, Inc.	421	13,838

See notes to schedules of investments

Security Description	Shares	Value
Nelnet, Inc.	255	$10,295
Northstar Asset Management Group, Inc.	569	7,357
Old National Bancorp	853	11,993
Opus Bank	260	9,196
Park National Corp.	119	11,424
Pinnacle Financial Partners, Inc.	187	10,113
PRA Group, Inc.(b)	167	5,768
Primerica, Inc.	164	8,697
ProAssurance Corp.	347	18,211
Provident Financial Services, Inc.	734	15,583
Radian Group, Inc.	597	8,089
Renasant Corp.	344	11,569
S&T Bancorp, Inc.	378	10,958
Safety Insurance Group, Inc.	258	17,343
Selective Insurance Group, Inc.	345	13,752
ServisFirst Bancshares, Inc.	198	10,278
Simmons First National Corp., Class A	216	10,778
South State Corp.	163	12,232
Sterling BanCorp/DE	670	11,725
Stifel Financial Corp.(b)	184	7,075
TCF Financial Corp.	658	9,548
Texas Capital Bancshares, Inc.(b)	129	7,085
The Navigators Group, Inc.	148	14,344
Tompkins Financial Corp.	159	12,149
Towne Bank	569	13,673
Trustmark Corp.	473	13,036
Union Bankshares Corp.	471	12,609
United Community Banks, Inc.	556	11,687
United Fire Group, Inc.	280	11,850
Valley National Bancorp	1,248	12,143
Virtu Financial, Inc.	658	9,850
Waddell & Reed Financial, Inc., Class A	347	6,302
Washington Federal, Inc.	493	13,153
WesBanco, Inc.	460	15,124
Westamerica BanCorp	248	12,618
Wintrust Financial Corp.	196	10,892
WisdomTree Investments, Inc.	526	5,413
WSFS Financial Corp.	306	11,166
		1,172,428
Health Care (7.8%):
Abaxis, Inc.	164	8,466
Aceto Corp.	329	6,248
Adeptus Health, Inc., Class A(b)	136	5,855
Air Methods Corp.(b)	235	7,400
Amedisys, Inc.(b)	160	7,590
AMN Healthcare Services, Inc.(b)	199	6,342
Ani Pharmaceuticals, Inc.(b)	100	6,635
Anika Therapeutics, Inc.(b)	203	9,714
Atrion Corp.	33	14,077
Biotelemetry, Inc.(b)	355	6,592
Cambrex Corp.(b)	161	7,158
Chemed Corp.	97	13,684
CorVel Corp.(b)	249	9,562
CryoLife, Inc.	517	9,084
Cynosure, Inc.(b)	157	7,998
Diplomat Pharmacy, Inc.(b)	178	4,986
Globus Medical, Inc.(b)	372	8,396
HealthEquity, Inc.(b)	206	7,797
HealthStream, Inc.(b)	305	8,418
HMS Holdings Corp.(b)	329	7,294
ICU Medical, Inc.(b)	87	10,995
Inogen, Inc.(b)	126	7,547
Inovalon Holdings, Inc., Class A(b)	329	4,840
Insys Therapeutics, Inc.(b)	268	3,160
LHC Group, Inc.(b)	272	10,031
LifePoint Health, Inc.(b)	163	9,654
Luminex Corp.(b)	495	11,247
Masimo Corp.(b)	186	11,065
Meridian Bioscience, Inc.	627	12,095

See notes to schedules of investments

Security Description	Shares	Value
Merit Medical Systems, Inc.(b)	420	$10,202
MiMedx Group, Inc.(b)	963	8,262
Myriad Genetics, Inc.(b)	264	5,433
National Healthcare Corp.	260	17,158
Natus Medical, Inc.(b)	162	6,365
Neogen Corp.(b)	164	9,174
Owens & Minor, Inc.	377	13,093
Penumbra, Inc.(b)	110	8,359
PharMerica Corp.(b)	205	5,754
Phibro Animal Health Corp., Class A	252	6,849
Repligen Corp.(b)	190	5,736
research Holdings, Inc., Class A(b)	209	9,317
Sciclone Pharmaceuticals, Inc.(b)	622	6,376
Select Medical Holdings Corp.(b)	520	7,020
Supernus Pharmaceuticals, Inc.(b)	271	6,702
Surgical Care Affiliates, Inc.(b)	222	10,825
The Ensign Group, Inc.	440	8,857
US Physical Therapy, Inc.	169	10,596
		400,008
Industrials (20.2%):
AAON, Inc.	352	10,145
AAR Corp.	310	9,709
ABM Industries, Inc.	418	16,595
Acco Brands Corp.(b)	741	7,143
Air Lease Corp.	264	7,545
Air Transport Services Group, Inc.(b)	576	8,266
Alamo Group, Inc.	166	10,938
Albany International Corp.	248	10,510
Allegiant Travel Co.	64	8,452
Altra Industrial Motion Corp.	447	12,950
American Railcar Industries, Inc.	179	7,423
American Woodmark Corp.(b)	87	7,010
Apogee Enterprises, Inc.	205	9,161
Argan, Inc.	187	11,068
Astec Industries, Inc.	162	9,699
Astronics Corp.(b)	145	6,532
AZZ, Inc.	184	12,009
Barnes Group, Inc.	261	10,584
Ceb, Inc.	178	9,696
Comfort Systems USA, Inc.	334	9,790
Continental Building Products, Inc.(b)	397	8,333
CSW Industrials, Inc.(b)	392	12,697
DigitalGlobe, Inc.(b)	267	7,343
Douglas Dynamics, Inc.	298	9,518
Dycom Industries, Inc.(b)	80	6,542
Echo Global Logistics, Inc.(b)	358	8,255
Encore Wire Corp.	227	8,347
ESCO Technologies, Inc.	357	16,573
Exponent, Inc.	243	12,408
Federal Signal Corp.	544	7,213
Franklin Electric Co., Inc.	253	10,300
FTI Consulting, Inc.(b)	227	10,115
GATX Corp.	192	8,554
Generac Holdings, Inc.(b)	214	7,768
Gibraltar Industries, Inc.(b)	174	6,464
Global Brass & Copper Holdings, Inc.	315	9,100
Griffon Corp.	728	12,383
H&E Equipment Services, Inc.	321	5,380
Hawaiian Holdings, Inc.(b)	159	7,727
Healthcare Services Group	392	15,515
Heartland Express, Inc.	551	10,403
Herman Miller, Inc.	295	8,437
Hillenbrand, Inc.	424	13,415
HNI Corp.	175	6,965
Hub Group, Inc., Class A(b)	249	10,149
Huron Consulting Group, Inc.(b)	161	9,621
Hyster-Yale Materials Handling, Inc.	163	9,801
ICF International, Inc.(b)	282	12,498
Insperity, Inc.	129	9,371

See notes to schedules of investments

Security Description	Shares	Value
Insteel Industries, Inc.	235	$8,516
Interface, Inc.	477	7,961
John Bean Technologies Corp.	119	8,395
Kadant, Inc.	226	11,777
Kaman Corp.	360	15,811
KBR, Inc.	530	8,019
Kelly Services, Inc., Class A	529	10,167
Kforce, Inc.	365	7,479
Kirby Corp.(b)	160	9,946
Knight Transportation, Inc.	315	9,037
Knoll, Inc.	423	9,666
Landstar System, Inc.	201	13,684
Lydall, Inc.(b)	182	9,306
Marten Transport Ltd.	492	10,332
Matson, Inc.	216	8,614
Matthews International Corp., Class A	229	13,914
McGrath RentCorp	352	11,162
Mercury Systems, Inc.(b)	404	9,926
Mistras Group, Inc.(b)	294	6,900
Mobile Mini, Inc.	295	8,909
Moog, Inc.(b)	146	8,693
MSA Safety, Inc.	197	11,434
Mueller Industries, Inc.	367	11,898
Mueller Water Products, Inc., Class A	912	11,446
Multi-Color Corp.	113	7,458
National Presto Industries, Inc.	140	12,291
Navigant Consulting, Inc.(b)	545	11,020
NCI Building Systems, Inc.(b)	533	7,776
On Assignment, Inc.(b)	216	7,839
Patrick Industries, Inc.(b)	109	6,749
PGT, Inc.(b)	576	6,146
Primoris Services Corp.	452	9,311
Proto Labs, Inc.(a)(b)	118	7,069
RBC Bearings, Inc.(b)	159	12,160
Resources Connection, Inc.	631	9,427
RPX Corp.(b)	705	7,536
Rush Enterprises, Inc., Class A(b)	319	7,809
Saia, Inc.(b)	225	6,741
Simpson Manufacturing Co., Inc.	336	14,768
SkyWest, Inc.	253	6,682
Spirit Airlines, Inc.(b)	177	7,528
Standex International Corp.	146	13,560
Steelcase, Inc., Class A	753	10,459
Sun Hydraulics Corp.	322	10,391
Swift Transportation Co.(b)	307	6,591
TASER International, Inc.(b)	325	9,298
The Greenbrier Cos., Inc.	159	5,613
Thermon Group Holdings, Inc.(b)	501	9,895
Trex Co., Inc.(b)	128	7,516
Trinet Group, Inc.(b)	384	8,306
Tutor Perini Corp.(b)	231	4,960
UniFirst Corp.	107	14,109
Universal Forest Products, Inc.	85	8,372
US Ecology, Inc.	201	9,013
Veritiv Corp.(b)	134	6,723
Wabash National Corp.(b)	581	8,273
WageWorks, Inc.(b)	166	10,111
Werner Enterprises, Inc.	376	8,750
WESCO International, Inc.(b)	152	9,346
West Corp.	391	8,633
		1,037,641
Information Technology (12.3%):
ADTRAN, Inc.	569	10,891
Advanced Energy Industries, Inc.(b)	235	11,120
Alarm.com Holdings, Inc.(b)	252	7,273
Ambarella, Inc.(b)	88	6,478
Anixter International, Inc.(b)	124	7,998
AVX Corp.	1,000	13,790
Badger Meter, Inc.	331	11,092

See notes to schedules of investments

Security Description	Shares	Value
Benchmark Electronics, Inc.(b)	423	$10,554
Cabot Microelectronics Corp.	235	12,433
CACI International, Inc., Class A(b)	90	9,081
Cass Information Systems, Inc.	216	12,236
CEVA, Inc.(b)	237	8,312
Coherent, Inc.(b)	79	8,733
Convergys Corp.	409	12,442
CSG Systems International, Inc.	235	9,713
Ebix, Inc.	131	7,447
Electronics For Imaging, Inc.(b)	211	10,322
Entegris, Inc.(b)	593	10,330
ePlus, Inc.(b)	90	8,497
ExlService Holdings, Inc.(b)	225	11,214
Finisar Corp.(b)	320	9,536
Forrester Research, Inc.	299	11,631
Gigamon, Inc.(b)	136	7,453
II-VI, Inc.(b)	413	10,048
Infinera Corp.(b)	490	4,425
Insight Enterprises, Inc.(b)	268	8,723
Integrated Device Technology, Inc.(b)	277	6,399
InterDigital, Inc.	164	12,988
Intersil Corp., Class A	419	9,189
Littelfuse, Inc.	96	12,366
ManTech International Corp., Class A	274	10,327
Methode Electronics, Inc.	273	9,547
Microstrategy, Inc., Class A(b)	47	7,870
MKS Instruments, Inc.	241	11,985
Monotype Imaging Holdings, Inc.	376	8,313
MTS Systems Corp.	148	6,812
Neophotonics Corp.(b)	305	4,984
NETGEAR, Inc.(b)	189	11,433
NeuStar, Inc., Class A(b)	326	8,668
NIC, Inc.	503	11,820
OSI Systems, Inc.(b)	77	5,034
PDF Solutions, Inc.(b)	476	8,649
Pegasystems, Inc.	374	11,030
Perficient, Inc.(b)	517	10,418
Photronics, Inc.(b)	970	10,001
Plantronics, Inc.	127	6,599
Plexus Corp.(b)	234	10,947
Power Integrations, Inc.	178	11,219
Qualys, Inc.(b)	164	6,263
Rambus, Inc.(b)	808	10,100
Rogers Corp.(b)	130	7,940
Rudolph Technologies, Inc.(b)	541	9,597
Sanmina Corp.(b)	312	8,883
ScanSource, Inc.(a)(b)	232	8,468
Science Applications International Corp.	171	11,862
Shutterstock, Inc.(b)	113	7,198
Silicon Laboratories, Inc.(b)	181	10,643
SPS Commerce, Inc.(b)	108	7,928
Super Micro Computer, Inc.(b)	217	5,071
Sykes Enterprises, Inc.(b)	433	12,180
Tech Data Corp.(b)	131	11,097
TeleTech Holdings, Inc.	462	13,394
Tessera Technologies, Inc.	329	12,646
Universal Display Corp.(b)	109	6,051
VASCO Data Security International, Inc.(b)	451	7,942
VeriFone Systems, Inc.(b)	396	6,233
WebMD Health Corp.(b)	174	8,648
		630,514
Materials (4.5%):
American Vanguard Corp.	330	5,300
Balchem Corp.	136	10,544
Boise Cascade Co.(b)	190	4,826
Calgon Carbon Corp.	574	8,708
Clearwater Paper Corp.(b)	141	9,118
Compass Minerals International, Inc.(a)	161	11,865
Domtar Corp.	247	9,171

See notes to schedules of investments

Security Description	Shares	Value
Futurefuel Corp.	668	$7,535
H.B. Fuller Co.	262	12,175
Headwaters, Inc.(b)	497	8,409
Innospec, Inc.	194	11,797
Kaiser Aluminum Corp.	136	11,763
KapStone Paper and Packaging Corp.	223	4,219
Materion Corp.	249	7,647
Minerals Technologies, Inc.	122	8,624
Neenah Paper, Inc.	163	12,879
P.H. Glatfelter Co.	310	6,721
PolyOne Corp.	286	9,670
Quaker Chemical Corp.	123	13,030
Rayonier Advanced Materials, Inc.	368	4,920
Schweitzer-Mauduit International, Inc.	237	9,139
Silgan Holdings, Inc.	298	15,076
Stepan Co.	146	10,608
Trinseo SA	148	8,371
Worthington Industries, Inc.	201	9,654
		231,769
Real Estate (0.3%):
HFF, Inc.	312	8,639
Marcus & Millichap, Inc.(b)	321	8,394
		17,033
Telecommunication Services (0.5%):
Cincinnati Bell, Inc.(b)	1,941	7,919
Cogent Communications Holdings, Inc.	266	9,791
Inteliquent, Inc.	433	6,989
		24,699
Utilities (3.4%):
8point3 Energy Partners, LP	593	8,539
ALLETE, Inc.	276	16,455
American States Water Co.	275	11,014
Avista Corp.	414	17,301
Chesapeake Utilities Corp.	163	9,953
Connecticut WTR Service, Inc.	284	14,124
MGE Energy, Inc.	272	15,371
Middlesex Water Co.	313	11,030
NorthWestern Corp.	307	17,661
Ormat Technologies, Inc.	293	14,184
Otter Tail Corp.	420	14,528
SJW Corp.	255	11,138
Unitil Corp.	346	13,515
		174,813
Total Common Stocks (Cost $4,237,566)		4,822,833

Collateral for Securities Loaned (1.9%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.27%(c)	$52,151	52,151
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.33%(c)	44,494	44,494
Total Collateral for Securities Loaned (Cost $96,645)		96,645
Total Investments (Cost $4,334,211) — 95.8%		4,919,478
Other assets in excess of liabilities — 4.2%		215,048
NET ASSETS - 100.00%		$5,134,526

(a)                                 All or a portion of this security is on loan.

(b)                                 Non-income producing security.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

See notes to schedules of investments

LP—Limited Partnership

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	2	12/16/16	$249,660	$4,122

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP International Volatility Wtd Index Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (88.9%)
Australia (4.1%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	571	$6,946
Crown Resorts Ltd.	650	6,556
		13,502
Energy (0.2%):
Caltex Australia Ltd.	299	7,904
Financials (1.9%):
AMP Ltd.	1,908	7,755
Asx Ltd.	272	10,075
Australia & New Zealand Banking Group Ltd.	347	7,390
Commonwealth Bank of Australia	156	8,697
Insurance Australia Group Ltd.	1,981	8,341
Macquarie Group Ltd.	102	6,450
QBE Insurance Group Ltd.	837	5,988
Suncorp Group Ltd.	904	8,432
Westpac Banking Corp.	327	7,439
		70,567
Health Care (0.7%):
CSL Ltd.	116	9,537
Ramsay Health Care Ltd.	138	8,395
Sonic Healthcare, Ltd.	461	7,805
		25,737
Industrials (0.3%):
Brambles Ltd.	943	8,690
Cimic Group Ltd.	187	4,141
		12,831
Materials (0.2%):
Fortescue Metals Group Ltd.	729	2,790
Newcrest Mining Ltd.	230	3,882
		6,672
Telecommunication Services (0.4%):
Telstra Corp. Ltd.	2,727	10,871
Tpg Telecom Ltd.	945	6,269
		17,140
		154,353
Austria (0.1%):
Financials (0.1%):
Erste Group Bank AG	158	4,678
Belgium (1.2%):
Consumer Staples (0.5%):
Anheuser-Busch InBev NV	63	8,284
Colruyt SA	164	9,107
		17,391
Health Care (0.2%):
UCB SA	75	5,805
Materials (0.3%):
Solvay SA	53	6,140
Umicore SA	111	6,969
		13,109
Telecommunication Services (0.2%):
Proximus SADP	278	8,315
		44,620
Bermuda (0.7%):
Industrials (0.5%):
IHS Markit Ltd. (b)	188	7,060
Jardine Matheson Holdings Ltd.	200	12,139
		19,199

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Real Estate (0.2%):
Hongkong Land Holdings Ltd.	1,200	$8,550
		27,749
Canada (10.3%):
Consumer Discretionary (1.4%):
Dollarama, Inc.	244	19,052
Gildan Activewear, Inc.	204	5,698
Magna International, Inc.	177	7,599
Restaurant Brands International, Inc.	200	8,919
Shaw Communications, Inc., Class B	593	12,138
		53,406
Consumer Staples (1.5%):
Alimentation Couche-Tard, Inc., Class B	204	9,887
George Weston Ltd.	200	16,686
Loblaw Cos. Ltd.	242	12,452
Metro, Inc.	348	11,426
Saputo, Inc.	153	5,317
		55,768
Energy (0.4%):
Inter Pipeline Ltd.	442	9,333
Pembina Pipeline Corp.	186	5,669
		15,002
Financials (3.6%):
Bank of Montreal	198	12,976
Brookfield Asset Management, Inc.	200	7,033
Canadian Imperial Bank of Commerce	158	12,253
Great-West Lifeco, Inc.	437	10,757
IGM Financial, Inc.	437	11,799
Intact Financial Corp.	200	14,460
Manulife Financial Corp.	354	4,995
National Bank of Canada	208	7,376
Power Corp. of Canada	359	7,605
Power Financial Corp.	360	8,343
Royal Bank of Canada	199	12,327
Sun Life Financial, Inc.	211	6,867
The Bank of Nova Scotia	228	12,083
The Toronto-Dominion Bank	189	8,391
		137,265
Industrials (0.3%):
Canadian National Railway Co.	168	10,983
Information Technology (0.6%):
CGI Group, Inc. (b)	212	10,099
Open Text Corp.	200	12,956
		23,055
Materials (0.2%):
Potash Corp. of Saskatchewan, Inc.	439	7,145
Telecommunication Services (1.1%):
BCE, Inc.	418	19,307
Rogers Communications, Inc.	176	7,468
TELUS Corp.	423	13,959
		40,734
Utilities (1.2%):
Canadian Utilities Ltd., Class A	388	10,950
Emera, Inc.	400	14,426
Fortis, Inc.	171	5,500
Hydro One Ltd.	800	15,795
		46,671
		390,029
China (0.2%):
Consumer Staples (0.2%):
China Resources Beer Holdings Co. Ltd. (b)	4,000	8,525

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Denmark (1.3%):
Consumer Discretionary (0.1%):
Pandora A/S	41	$4,967
Financials (0.2%):
Danske Bank A/S	215	6,291
Health Care (0.1%):
Novo Nordisk A/S, Class B	126	5,252
Industrials (0.5%):
DSV A/S	124	6,188
ISS A/S	221	9,185
Vestas Wind Systems A/S	61	5,040
		20,413
Materials (0.4%):
Christian Hansen Holding A/S	122	7,268
Novozymes A/S, B Shares	136	6,000
		13,268
		50,191
Finland (1.0%):
Energy (0.2%):
Neste Oyj	150	6,397
Financials (0.2%):
Sampo Oyj, Class A	156	6,930
Industrials (0.3%):
Kone Oyj, Class B	134	6,802
Wartsila Oyj ABP	150	6,752
		13,554
Materials (0.3%):
Stora ENSO Oyj, R Shares	557	4,947
UPM-Kymmene Oyj	249	5,257
		10,204
		37,085
France (8.8%):
Consumer Discretionary (2.2%):
Accor SA	124	4,920
Christian Dior SE	41	7,352
Compagnie Generale DES Etablissements Michelin	69	7,640
Hermes International	20	8,141
JCDecaux SA	162	5,237
Kering	32	6,456
LVMH Moet Hennessy Louis Vuitton SA	39	6,649
Psa Peugeot Citroen (b)	255	3,894
Publicis Groupe SA	99	7,490
Renault SA	51	4,195
Seb SA	45	6,355
Sodexo SA	71	8,456
Valeo SA	91	5,311
		82,096
Consumer Staples (0.8%):
Carrefour SA	237	6,144
Danone SA	116	8,612
L’Oreal SA	45	8,505
Pernod Ricard SA	69	8,171
		31,432
Financials (0.7%):
AXA SA	209	4,443
BNP Paribas SA	85	4,371
CNP Assurances	326	5,476
Credit Agricole SA	438	4,320
Natixis SA	862	4,022
Societe Generale SA	101	3,494
		26,126
Health Care (0.6%):
Essilor International SA	63	8,126
Sanofi	101	7,690

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Sartorius Stedim Biotech	83	$6,233
		22,049
Industrials (2.4%):
Aeroports de Paris	91	9,029
Airbus Group SE	103	6,246
Bollore SA	1,902	6,621
Bureau Veritas SA	416	8,924
Compagnie de Saint-Gobain	136	5,884
Dassault Aviation SA	6	6,658
Eiffage SA	97	7,537
Legrand SA	114	6,719
Schneider Electric SA	81	5,634
Societe BIC SA	51	7,539
Thales SA	91	8,378
Vinci SA	112	8,576
Zodiac Aerospace	148	3,602
		91,347
Information Technology (0.9%):
Alcatel-Lucent SA (b)	2,155	8,466
Atos SE	65	6,997
Cap Gemini SA	59	5,784
Dassault Systemes SA	91	7,899
Ingenico Group (c)	55	4,808
		33,954
Materials (0.4%):
Air Liquide SA	73	7,827
Arkema SA	63	5,832
		13,659
Telecommunication Services (0.4%):
Iliad SA	30	6,298
Orange SA	442	6,924
		13,222
Utilities (0.4%):
Suez Environnement Co.	460	7,600
Veolia Environnement SA	357	8,225
		15,825
		329,710
Germany (5.4%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	63	5,304
Continental AG	28	5,899
Daimler AG, Registered Shares	85	5,994
Fielmann AG	122	9,946
ProSiebenSat.1 Media SE	166	7,116
		34,259
Consumer Staples (0.3%):
Beiersdorf AG	101	9,532
Financials (1.0%):
Allianz SE	41	6,092
Commerzbank AG	576	3,721
Deutsche Boerse AG	81	6,325
Hannover Rueck SE	67	7,181
Muenchener Rueckversicherungs-Gesellschaft AG	41	7,657
Talanx AG	243	7,414
		38,390
Health Care (0.8%):
Bayer AG	63	6,326
Fresenius Medical Care AG & Co. KGaA	89	7,785
Fresenius SE & Co. KGaA	99	7,907
Merck KGaA	71	7,658
		29,676
Industrials (0.9%):
Brenntag AG	120	6,557
Deutsche Post AG	225	7,044

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Hochtief AG	43	$6,068
Mg Technologies AG	116	6,448
Siemens AG	63	7,386
		33,503
Information Technology (0.4%):
Infineon Technologies AG	351	6,258
SAP SE	95	8,687
		14,945
Materials (0.7%):
BASF SE	89	7,620
Evonik Industries AG	191	6,465
Linde AG	39	6,626
Symrise AG	101	7,406
		28,117
Real Estate (0.2%):
Vonovia SE	203	7,694
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	487	8,181
		204,297
Hong Kong (8.1%):
Consumer Discretionary (0.9%):
Chow Tai Fook Jewellery Group Ltd. (c)	7,200	5,250
Galaxy Entertainment Group Ltd.	2,000	7,606
Michael Kors Holdings Ltd. (b)	89	4,164
Techtronic Industries Co. Ltd.	2,000	7,835
YUE Yuen Industrial Holdings Ltd.	2,000	8,266
		33,121
Consumer Staples (0.5%):
Dairy Farm International Holdings Ltd.	1,400	9,952
WH Group Ltd.	9,000	7,274
		17,226
Financials (1.1%):
AIA Group Ltd.	800	5,380
BOC Hong Kong Holdings Ltd.	2,000	6,805
China Taiping Insurance Holdings Co. Ltd. (b)	2,000	3,988
Hang Seng Bank	600	10,771
Hong Kong Exchanges and Clearing Ltd.	371	9,819
The Bank of East Asia Ltd. (c)	1,200	4,898
		41,661
Industrials (1.3%):
Beijing Enterprises Holdings Ltd.	1,000	5,103
CITIC Ltd.	4,000	5,753
CK Hutchison Holdings Ltd.	1,000	12,783
Jardine Strategic Holdings Ltd.	200	6,556
MTR Corp. Ltd.	2,000	11,052
Nws Holdings Ltd.	4,000	6,703
		47,950
Information Technology (0.0%):(d)
Hanergy Thin Film Power Group Ltd. (b)(e),(f)	22,000	482
Real Estate (2.2%):
Cheung Kong Property Holdings Ltd.	1,000	7,356
Fullshare Holdings Ltd. (c)	10,000	5,822
Hang Lung Properties Ltd.	4,000	9,074
Henderson Land Development Co. Ltd.	2,100	12,530
New World Development Co. Ltd.	6,000	7,868
Sino Land Co. Ltd.	4,000	7,129
Swire Pacific Ltd., Class A	1,000	10,831
Swire Properties Ltd.	3,200	9,412
Wheelock & Co. Ltd.	2,000	11,880
		81,902
Telecommunication Services (0.4%):
China Mobile Ltd.	1,000	12,285
China Unicom Hong Kong Ltd.	4,000	4,874
		17,159

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Utilities (1.7%):
Cheung Kong Infrastructure Holdings Ltd.	2,000	$17,250
China Gas Holdings Ltd.	4,000	6,365
China Resources Power Holdings Co. Ltd.	4,000	6,954
CLP Holdings Ltd.	1,000	10,357
Guangdong Investment Ltd.	4,000	6,390
Hong Kong & China Gas Co. Ltd.	3,823	7,259
Power Assets Holdings Ltd.	1,000	9,786
		64,361
		303,862
Ireland (1.5%):
Consumer Discretionary (0.2%):
WPP PLC	347	8,155
Consumer Staples (0.2%):
Kerry Group PLC	103	8,476
Financials (0.1%):
Bank of Ireland (b)	13,731	2,854
Industrials (0.6%):
DCC PLC	85	7,721
Experian PLC	442	8,829
Pentair PLC	107	6,874
		23,424
Information Technology (0.3%):
Accenture PLC, Class A	77	9,407
Materials (0.1%):
CRH PLC	166	5,494
		57,810
Israel (0.7%):
Financials (0.3%):
Bank Hapoalim BM	1,795	10,196
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd.	132	6,129
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	116	9,003
		25,328
Italy (1.8%):
Consumer Discretionary (0.3%):
Luxottica Group SpA	130	6,209
Prada SpA (c)	1,352	4,342
		10,551
Consumer Staples (0.2%):
Davide Campari-Milano SpA	608	6,851
Financials (0.4%):
Assicurazioni Generali SpA	326	3,978
Exor SPA	97	3,927
Intesa Sanpaolo SpA	1,318	2,926
Mediobanca SpA	420	2,733
UniCredit SpA	993	2,314
		15,878
Industrials (0.3%):
Atlantia SpA	266	6,755
Finmeccanica SpA (b)	381	4,318
		11,073
Utilities (0.6%):
Enel SpA	1,502	6,693
Snam SpA	1,443	8,000
Terna Rete Elettrica Nazionale SpA	1,579	8,138
		22,831
		67,184

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Japan (15.1%):
Consumer Discretionary (2.2%):
Bridgestone Corp.	187	$6,891
Denso Corp.	200	7,982
Fuji Heavy Industries Ltd.	163	6,117
Isuzu Motors Ltd.	359	4,226
Mazda Motor Corp.	200	3,069
Nissan Motor Co. Ltd.	443	4,346
Oriental Land Co. Ltd.	160	9,745
Panasonic Corp.	400	4,001
Rakuten, Inc.	400	5,222
Sekisui Chemical Co. Ltd.	400	5,754
Sekisui House Ltd.	349	5,947
Sumitomo Electric Industries Ltd.	404	5,712
Suzuki Motor Corp.	171	5,728
Yamaha Corp. (c)	200	6,475
		81,215
Consumer Staples (1.6%):
Asahi Group Holdings Ltd.	200	7,287
Japan Tobacco, Inc.	235	9,621
Kao Corp.	162	9,160
Seven & i Holdings Co. Ltd.	226	10,686
Suntory Beverage & Food Ltd.	200	8,649
Uni-Charm Corp.	200	5,190
Yakult Honsha Co. Ltd. (c)	217	9,809
		60,402
Financials (1.6%):
Japan Exchange Group, Inc.	200	3,128
Japan Post Bank Co. Ltd.	400	4,754
Japan Post Holdings Co. Ltd.	400	5,029
Japan Post Insurance Co. Ltd.	200	4,374
Mitsubishi UFJ Financial Group, Inc.	797	4,038
Mizuho Financial Group, Inc.	2,745	4,627
ORIX Corp.	169	2,494
Resona Holdings, Inc.	990	4,164
Sompo Japan Nipponkoa Holdings, Inc.	200	5,928
Sumitomo Mitsui Financial Group, Inc.	239	8,075
Sumitomo Mitsui Trust Holdings, Inc.	202	6,614
T&D Holdings, Inc.	400	4,513
The Dai-ichi Life Insurance Co. Ltd.	200	2,744
		60,482
Health Care (1.8%):
Astellas Pharma, Inc.	400	6,249
Chugai Pharmaceutical Co. Ltd.	171	6,182
Hoya Corp.	200	8,047
Kyowa Hakko Kirin Co. Ltd.	200	3,159
M3, Inc.	200	6,847
Olympus Optical Co. Ltd.	200	6,985
ONO Pharmaceutical Co. Ltd.	200	5,585
Shionogi & Co. Ltd.	200	10,248
Sumitomo Dainippon Pharma Co. Ltd.	400	7,749
Terumo Corp.	200	7,694
		68,745
Industrials (3.5%):
Ana Holdings, Inc.	2,000	5,434
Asahi Glass Co. Ltd.	2,000	12,934
Hankyu Hanshin Holdings, Inc.	200	6,897
Japan Airlines Co. Ltd.	200	5,880
Kajima Corp.	2,000	13,998
Komatsu Ltd.	170	3,900
Kubota Corp.	158	2,392
Makita Corp.	200	14,252
NGK Insulators Ltd.	200	4,157
OBAYASHI Corp.	600	5,952
Odakyu Railway Jpy50 ORD (c)	1,000	22,270
Recruit Holdings Co. Ltd.	200	8,160
Tokyu Corp.	2,000	15,259
Toto Ltd.	200	7,562

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Yamato Holdings Co. Ltd.	200	$4,663
		133,710
Information Technology (1.9%):
Canon, Inc.	383	11,121
Fujifilm Holdings Corp.	176	6,520
Kyocera Corp.	230	11,054
Nomura Research Institute Ltd.	190	6,559
NTT Data Corp.	200	9,990
Omron Corp. (c)	200	7,200
Renesas Electronics Corp. (b)	800	4,899
Ricoh Co. Ltd. (c)	1,000	9,051
Yahoo Japan Corp. (c)	1,600	6,383
		72,777
Materials (0.6%):
Asahi Kasei Corp.	2,000	15,941
Nippon Paint Co. Ltd. (c)	200	6,693
		22,634
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	200	31,993
Telecommunication Services (0.6%):
KDDI Corp.	242	7,499
Nippon Telegraph & Telephone Corp.	200	9,149
NTT DOCOMO, Inc.	200	5,081
		21,729
Utilities (0.4%):
Chubu Electric Power Co., Inc.	400	5,821
Osaka Gas Co. Ltd.	2,000	8,390
		14,211
		567,898
Netherlands (2.9%):
Consumer Discretionary (0.3%):
Grandvision NV	262	7,276
Steinhoff International Holdings NV	720	4,139
		11,415
Consumer Staples (0.7%):
Heineken Holding A	122	9,773
Heineken NV	112	9,843
Koninklijke Ahold Delhaize NV	353	8,039
		27,655
Energy (0.1%):
Koninklijke Vopak NV	116	6,083
Financials (0.3%):
ING Groep NV	349	4,308
NN Group NV	189	5,802
		10,110
Industrials (0.7%):
AerCap Holdings NV (b)	107	4,118
Randstad Holding NV	103	4,683
RELX NV	480	8,585
Wolters Kluwer NV	211	9,019
		26,405
Information Technology (0.2%):
ASML Holding NV	65	7,123
Materials (0.4%):
AkzoNobel NV	101	6,831
Koninklijke DSM NV	112	7,563
		14,394
Telecommunication Services (0.2%):
Koninklijke KPN NV	2,062	6,840
		110,025

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
New Zealand (0.2%):
Industrials (0.2%):
Auckland International Airport Ltd.	1,419	$7,603
Norway (1.0%):
Consumer Staples (0.5%):
Marine Harvest ASA	454	8,147
Orkla ASA	976	10,111
		18,258
Financials (0.4%):
DNB ASA	426	5,603
Gjensidige Forsikring ASA	468	8,757
		14,360
Materials (0.1%):
Yara International ASA	180	6,001
		38,619
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	430	7,452
Utilities (0.2%):
EDP - Energias de Portugal SA	1,863	6,251
		13,703
Singapore (2.0%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	223	7,045
Financials (0.7%):
DBS Group Holdings Ltd.	816	9,261
Oversea-Chinese Banking Corp. Ltd.	1,169	7,452
United Overseas Bank Ltd.	753	10,449
		27,162
Industrials (0.6%):
Keppel Corp. Ltd.	1,338	5,327
Singapore Airlines Ltd.	1,400	10,818
Singapore Technologies Engineering Ltd.	2,941	6,997
		23,142
Real Estate (0.3%):
CapitaLand Ltd.	3,976	9,389
Telecommunication Services (0.2%):
Singapore Telecommunications Ltd.	2,909	8,510
		75,248
Spain (3.0%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	199	7,377
Financials (0.6%):
Banco de Sabadell SA	2,729	3,496
Banco Santander SA	805	3,571
Bankia SA	4,367	3,583
Bankinter SA	843	5,997
Mapfre SA	1,792	5,013
		21,660
Health Care (0.2%):
Grifols SA	379	8,168
Industrials (0.9%):
Abertis Infraestructuras SA	485	7,555
ACS, Actividades de Construccion y Servicios SA	182	5,501
Aena SA	53	7,822
Ferrovial SA	326	6,941
Gamesa Corp. Tecnologica SA	186	4,456
		32,275
Information Technology (0.2%):
Amadeus IT Holding SA	162	8,085

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Utilities (0.9%):
Enagas SA	326	$9,806
Gas Natural SDG SA	324	6,660
Iberdrola SA	1,174	7,981
Red Electrica Corp. SA	497	10,722
		35,169
		112,734
Sweden (2.9%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB	205	5,788
Consumer Staples (0.6%):
ICA Gruppen AB	184	6,080
Svenska Cellulosa AB SCA, B Shares	227	6,740
Swedish Match AB	213	7,818
		20,638
Financials (0.9%):
Investment AB Latour, B Shares	168	6,876
Lundbergs AB-B Shares	144	9,467
Nordea Bank AB	600	5,960
Svenska Handelsbanken AB	436	5,995
Swedbank AB, A Shares	270	6,346
		34,644
Industrials (0.9%):
Alfa Laval AB	334	5,238
Assa Abloy	308	6,257
Atlas Copco AB, A Shares	188	5,662
Skanska AB, Class B	276	6,450
SKF AB, B Shares	318	5,494
Volvo AB, B Shares	491	5,608
		34,709
Information Technology (0.3%):
Hexagon AB, B Shares	152	6,640
Telefonaktiebolaget LM Ericsson, B Shares	736	5,316
		11,956
		107,735
Switzerland (6.4%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	108	6,589
Garmin Ltd.	118	5,677
The Swatch Group AG	24	6,806
		19,072
Consumer Staples (0.7%):
Barry Callebaut AG	6	7,988
Coca-Cola HBC AG	312	7,247
Nestle SA,, Registered Shares	132	10,426
		25,661
Financials (1.2%):
Chubb Ltd.	85	10,680
Julius Baer Group Ltd.	126	5,138
Partners Group Holding AG	18	9,097
Swiss Life Holding AG	30	7,782
Swiss Re AG	91	8,222
UBS Group AG, Registered Shares	333	4,550
		45,469
Health Care (1.2%):
Actelion Ltd.	45	7,811
Galenica AG	4	4,255
Lonza Group AG, Registered Shares	41	7,850
Novartis AG	116	9,158
Roche Holding AG	35	8,700
Sonova Holding AG, Registered Shares	63	8,936
		46,710
Industrials (1.5%):
ABB Ltd.	424	9,559

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Geberit AG	22	$9,646
Kuehne + Nagel International AG	69	10,031
Schindler Holding AG	53	9,956
SGS SA	4	8,966
Wolseley PLC	126	7,085
		55,243
Information Technology (0.2%):
TE Connectivity Ltd.	122	7,854
Materials (0.8%):
EMS-Chemie Holding AG	18	9,678
Givaudan SA, Registered Shares	6	12,236
Sika AG	2	9,747
		31,661
Telecommunication Services (0.3%):
Swisscom AG	20	9,516
		241,186
United Kingdom (9.0%):
Consumer Discretionary (2.1%):
Barratt Developments PLC	505	3,232
Burberry Group PLC	317	5,656
Compass Group PLC	489	9,469
Delphi Automotive PLC	75	5,349
GKN PLC	1,388	5,758
InterContinental Hotels Group PLC	124	5,110
ITV PLC	1,593	3,863
Kingfisher PLC	1,388	6,771
Marks & Spencer Group PLC	1,082	4,641
Merlin Entertainment	1,167	6,642
Next PLC	67	4,146
Persimmon PLC	136	3,197
Sky PLC	635	7,358
Taylor Wimpey PLC	1,459	2,910
Whitbread PLC	103	5,227
		79,329
Consumer Staples (1.7%):
Associated British Foods PLC	132	4,447
British American Tobacco PLC	160	10,202
Coca-Cola European Partners PLC	120	4,788
Diageo PLC	359	10,281
Imperial Tobacco Group PLC	185	9,520
Reckitt Benckiser Group PLC	106	9,978
SABMiller PLC	115	6,698
Unilever PLC	203	9,604
		65,518
Financials (1.9%):
3i Group PLC	684	5,766
Admiral Group PLC	246	6,528
Aon PLC	99	11,136
Aviva PLC	800	4,564
Direct Line Insurance Group PLC	1,258	5,941
Hargreaves Lansdown PLC	244	4,017
Legal & General Group PLC	1,390	3,939
Old Mutual PLC	1,926	5,048
Prudential PLC	244	4,324
RSA Insurance Group PLC	1,067	7,534
Schroders PLC	130	4,539
St James’s Place PLC	365	4,480
Standard Life PLC	988	4,401
		72,217
Health Care (0.2%):
Smith & Nephew PLC	542	8,740
Industrials (1.5%):
Ashtead Group PLC	288	4,732
Babcock International Group PLC	515	6,894
BAE Systems PLC	1,224	8,313

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Bunzl PLC	319	$9,405
International Consolidated Airlines Group SA	692	3,574
RELX PLC	499	9,461
Royal Mail PLC	1,080	6,852
Smiths Group PLC	394	7,478
		56,709
Information Technology (0.2%):
The Sage Group PLC	737	7,040
Materials (0.2%):
Johnson Matthey PLC	156	6,653
Telecommunication Services (0.2%):
BT Group PLC	1,177	5,921
Utilities (1.0%):
National Grid PLC	724	10,223
Severn Trent PLC	337	10,933
SSE PLC	367	7,451
United Utilities Group PLC	771	10,012
		38,619
		340,746
United States (0.8%):
Consumer Discretionary (0.3%):
Autoliv, Inc. (c)	53	5,660
lululemon athletica, Inc. (b)	101	6,159
		11,819
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	43	5,224
Medtronic PLC	126	10,886
Mylan NV (b)	14	534
		16,644
Information Technology (0.1%):
Mobileye NV (b)	73	3,108
		31,571
Total Common Stocks (Cost $3,206,187)		3,352,489

Collateral for Securities Loaned (2.9%)
United States (2.9%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(g)	49,237	49,237
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(g)	57,711	57,711
Total Collateral for Securities Loaned (Cost $106,948)		106,948
Total Investments (Cost $3,313,135) — 91.8%		3,459,437
Other assets in excess of liabilities — 8.2%		310,664
NET ASSETS - 100.00%		$3,770,101

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Canada and United Kingdom were fair valued at September 30, 2016.

(b)                                 Non-income producing security.

(c)                                  All or a portion of this security is on loan.

(d)                                 Amount represents less than 0.05% of net assets.

(e)                                  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund’s net assets as of September 30, 2016.

(f)                                   The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2016, illiquid securities were 0.00% of the Fund’s net assets.

(g)                                  Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

PLC—Public Liability Co.

See notes to schedules of investments

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	4	12/16/16	$341,340	$2,914

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (16.3%):
Advance Auto Parts, Inc.	2,004	$298,836
Amazon.com, Inc.(a)	299	250,356
Aramark	9,625	366,039
AutoNation, Inc.(a)	4,361	212,424
AutoZone, Inc.(a)	549	421,820
Bed Bath & Beyond, Inc.	6,224	268,317
Best Buy Co., Inc.	4,979	190,098
BorgWarner, Inc.	5,209	183,253
Burlington Stores, Inc.(a)	2,668	216,161
CalAtlantic Group, Inc.	6,064	202,780
CarMax, Inc.(a)	3,425	182,724
Carnival Corp., Class A	5,671	276,858
Carter’s, Inc.	2,684	232,730
CBS Corp., Class B	5,423	296,855
Cinemark Holdings, Inc.	7,548	288,937
Coach, Inc.	6,444	235,593
Comcast Corp., Class A	6,470	429,221
Darden Restaurants, Inc.	5,668	347,562
Dick’s Sporting Goods, Inc.	3,911	221,832
Discovery Communications, Inc., Class A(a)	9,194	247,502
Dollar General Corp.	3,134	219,349
Dollar Tree, Inc.(a)	3,076	242,789
Domino’s Pizza, Inc.	1,778	269,989
DR Horton, Inc.	8,201	247,670
Foot Locker, Inc.	3,913	264,988
Ford Motor Co.	21,005	253,530
General Motors Co.	9,614	305,437
Gentex Corp.	16,387	287,756
Genuine Parts Co.	4,031	404,914
Hanesbrands, Inc.	7,962	201,041
Harley-Davidson, Inc.	3,631	190,954
Harman International Industries, Inc.	1,927	162,735
Hasbro, Inc.	3,934	312,084
Hilton Worldwide Holdings, Inc.	10,512	241,040
Hyatt Hotels Corp., Class A(a)(b)	4,480	220,506
Johnson Controls International PLC	6,188	287,927
Kohl’s Corp.	3,712	162,400
L Brands, Inc.	3,216	227,596
Las Vegas Sands Corp.	3,762	216,465
Lear Corp.	2,006	243,167
Leggett & Platt, Inc.	7,109	324,028
Lennar Corp.	6,068	256,919
LKQ Corp.(a)	7,467	264,780
Lowe’s Cos., Inc.	4,539	327,761
Macy’s, Inc.	5,037	186,621
Marriott International, Inc., Class A	3,942	265,415
McDonald’s Corp.	3,984	459,595
Michaels Cos., Inc.(a)	9,225	222,968
Mohawk Industries, Inc.(a)	1,430	286,486
Netflix, Inc.(a)	1,659	163,494
Newell Rubbermaid, Inc.	4,853	255,559
Nike, Inc., Class B	5,475	288,258
Nordstrom, Inc.	3,723	193,149
Norwegian Cruise Line Holdings Ltd.(a)	4,969	187,331
NVR, Inc.(a)	230	377,171
Omnicom Group, Inc.(b)	4,496	382,160
O’Reilly Automotive, Inc.(a)	1,232	345,096
Panera Bread Co., Class A(a)	1,499	291,885
Polaris Industries, Inc.(b)	2,490	192,826
Pool Corp.	3,972	375,433
PulteGroup, Inc.	12,387	248,235
PVH Corp.	1,945	214,923
Ross Stores, Inc.	5,278	339,375
Royal Caribbean Cruises Ltd.	2,572	192,771
Scripps Networks Interactive, Inc., Class A	4,336	275,293
Service Corp. International	12,628	335,147

See notes to schedules of investments

Security Description	Shares	Value
Servicemaster Global Holdings, Inc.(a)	6,890	$232,055
Signet Jewelers Ltd.	2,215	165,084
Sirius XM Holdings, Inc.(a)(b)	89,956	375,117
Starbucks Corp.	6,093	329,875
Target Corp.	4,484	307,961
TEGNA, Inc.(b)	11,655	254,778
The Gap, Inc.(b)	7,162	159,283
The Home Depot, Inc.	3,004	386,555
The Interpublic Group of Cos., Inc.	14,835	331,562
The Priceline Group, Inc.(a)	155	228,081
The TJX Cos, Inc.	4,776	357,149
The Walt Disney Co.(b)	4,286	397,998
Thor Industries, Inc.	3,527	298,737
Tiffany & Co.(b)	3,892	282,676
Time Warner, Inc.	4,123	328,232
Toll Brothers, Inc.(a)	7,495	223,801
Tractor Supply Co.	3,920	264,012
TripAdvisor, Inc.(a)	3,042	192,194
Twenty-First Century Fox, Inc.	12,890	312,196
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	935	222,511
Urban Outfitters, Inc.(a)	4,963	171,323
VF Corp.	4,676	262,089
Viacom, Inc., Class B	3,714	141,503
Whirlpool Corp.	1,536	249,078
Williams-Sonoma, Inc.	4,094	209,122
Wyndham Worldwide Corp.	3,723	250,670
Wynn Resorts Ltd.	1,548	150,806
Yum! Brands, Inc.	3,770	342,354
		25,011,716
Consumer Staples (9.1%):
Altria Group, Inc.	7,942	502,173
Archer-Daniels-Midland Co.	5,717	241,086
Blue Buffalo Pet Products, Inc.(a)	7,022	166,843
Brown-Forman Corp., Class B	8,337	395,507
Bunge Ltd.	3,193	189,121
Campbell Soup Co.	6,580	359,926
Casey’s General Stores, Inc.	2,218	266,493
Church & Dwight Co., Inc.	8,738	418,725
Constellation Brands, Inc., Class A	2,028	337,642
Costco Wholesale Corp.	2,707	412,844
CVS Health Corp.	4,611	410,332
Dr Pepper Snapple Group, Inc.	4,779	436,370
General Mills, Inc.	7,015	448,119
Hormel Foods Corp.	7,944	301,316
Ingredion, Inc.	2,405	320,009
J.M. Smucker Co.	2,581	349,829
Kimberly-Clark Corp.	3,691	465,583
McCormick & Co., Inc.(b)	4,489	448,542
Mead Johnson Nutrition Co.	3,542	279,853
Molson Coors Brewing Co., Class B	3,275	359,595
Monster Beverage Corp.(a)	1,801	264,405
PepsiCo, Inc.	5,432	590,839
Philip Morris International, Inc.	4,938	480,072
Pilgrim’s Pride Corp.(b)	10,144	214,241
Pinnacle Foods, Inc.	7,149	358,665
Reynolds American, Inc.	8,149	384,225
Spectrum Brands Holdings, Inc.(b)	2,470	340,094
Sysco Corp.	8,163	400,069
The Clorox Co.	3,663	458,534
The Coca-Cola Co.	12,201	516,346
The Estee Lauder Cos., Inc., Class A	4,436	392,852
The Hershey Co.	2,664	254,678
The Kroger Co.	9,492	281,723
The Procter & Gamble Co.(b)	6,423	576,465
Tyson Foods, Inc., Class A	4,242	316,750
Walgreens Boots Alliance, Inc.	4,185	337,395
Wal-Mart Stores, Inc.	5,172	373,005

See notes to schedules of investments

Security Description	Shares	Value
Whole Foods Market, Inc.	9,052	$256,624
		13,906,890
Energy (1.2%):
Cheniere Energy Partners LP Holdings LLC	9,893	224,967
Exxon Mobil Corp.	4,171	364,045
FMC Technologies, Inc.(a)	6,753	200,362
Marathon Petroleum Corp.	3,710	150,589
ONEOK, Inc.	2,926	150,367
Phillips 66	3,548	285,791
Plains GP Holdings LP, Class A	8,295	107,337
Tesoro Corp.	2,206	175,509
Valero Energy Corp.	3,738	198,114
		1,857,081
Financials (16.0%):
Affiliated Managers Group, Inc.(a)	1,327	192,017
Aflac, Inc.	6,080	436,970
Alleghany Corp.(a)	769	403,740
American Express Co.	4,430	283,697
American Financial Group, Inc.	5,965	447,375
Ameriprise Financial, Inc.	2,312	230,668
AmTrust Financial Services, Inc.	9,981	267,790
Arthur J. Gallagher & Co.	8,329	423,696
Bank of America Corp.	13,887	217,332
Bank of The Ozarks, Inc.	5,456	209,510
BB&T Corp.	7,930	299,120
Berkshire Hathaway, Inc., Class B(a)	3,497	505,212
BlackRock, Inc., Class A	744	269,670
BOK Financial Corp.	3,218	221,945
Brown & Brown, Inc.	11,217	422,993
Capital One Financial Corp.	3,495	251,046
CBOE Holdings, Inc.(b)	6,043	391,889
Cincinnati Financial Corp.	5,872	442,866
CIT Group, Inc.	6,053	219,724
Citigroup, Inc.	4,459	210,599
Citizens Financial Group, Inc.	8,898	219,870
CME Group, Inc.	3,515	367,388
Comerica, Inc.	4,515	213,650
Commerce Bank, Inc.	6,685	329,304
Cullen/Frost Bankers, Inc.	2,759	198,482
Discover Financial Services	4,969	280,997
East West Bancorp, Inc.	5,800	212,918
Eaton Vance Corp.	6,636	259,136
Erie Indemnity Co., Class A	3,741	381,844
FactSet Research Systems, Inc.	1,908	309,287
Fifth Third Bancorp	11,219	229,541
First American Financial Corp.	7,611	298,960
First Republic Bank	3,479	268,266
Franklin Resources, Inc.	6,755	240,275
Hartford Financial Services Group, Inc.	6,992	299,397
Huntington Bancshares, Inc.	23,084	227,608
Interactive Brokers Group, Inc., Class A	6,763	238,531
Intercontinental Exchange, Inc.	1,140	307,070
Invesco Ltd.	6,441	201,410
JPMorgan Chase & Co.	4,160	277,014
KeyCorp	20,321	247,307
Lincoln National Corp.	3,792	178,148
M&T Bank Corp.	2,433	282,471
Markel Corp.(a)	438	406,801
MarketAxess Holdings, Inc.	1,725	285,643
Marsh & McLennan Cos., Inc.	7,289	490,185
MetLife, Inc.	4,782	212,464
Moody’s Corp.	2,481	268,643
Morgan Stanley	6,634	212,686
MSCI, Inc.	4,361	366,062
NASDAQ, Inc.	5,180	349,857
Navient Corp.	12,010	173,785
Northern Trust Corp.	3,709	252,175

See notes to schedules of investments

Security Description	Shares	Value
Old Republic International Corp.	23,853	$420,290
PacWest Bancorp	5,105	219,056
People’s United Financial, Inc.	18,920	299,314
Principal Financial Group, Inc.	4,723	243,282
Prudential Financial, Inc.	2,923	238,663
Raymond James Financial, Inc.	3,830	222,944
Regions Financial Corp.	21,085	208,109
Reinsurance Group of America, Inc.	3,444	371,745
S&P Global, Inc.	2,275	287,924
Santander Consumer USA Holdings, Inc.(a)	10,546	128,239
SEI Investments Co.	4,469	203,831
Signature Bank(a)	1,994	236,189
State Street Corp.	3,135	218,290
SunTrust Banks, Inc.	5,553	243,221
SVB Financial Group(a)	1,524	168,463
Synchrony Financial	8,435	236,180
T. Rowe Price Group, Inc.	4,658	309,757
TD Ameritrade Holding Corp.	7,016	247,244
TFS Financial Corp.	22,339	397,858
The Allstate Corp.	7,178	496,574
The Bank of New York Mellon Corp.	6,643	264,923
The Charles Schwab Corp.	6,421	202,711
The Goldman Sachs Group, Inc.	1,595	257,226
The PNC Financial Services Group, Inc.	3,590	323,423
The Progressive Corp.	13,837	435,866
The Travelers Cos., Inc.	3,744	428,875
Torchmark Corp.	5,685	363,215
U.S. Bancorp	7,672	329,052
Unum Group	6,781	239,437
W.R. Berkley Corp.	7,363	425,287
Wells Fargo & Co.	6,623	293,266
Zions Bancorp	6,913	214,441
		24,609,929
Health Care (11.8%):
Abbott Laboratories	7,044	297,891
Abbvie, Inc.	4,170	263,002
ABIOMED, Inc.(a)	1,638	210,614
Acadia Healthcare Co., Inc.(a)(b)	3,489	172,880
Aetna, Inc.	2,548	294,167
Agilent Technologies, Inc.	6,722	316,539
Align Technology, Inc.(a)	2,562	240,188
AmerisourceBergen Corp.	3,791	306,237
Amgen, Inc.	1,953	325,779
Anthem, Inc.	2,316	290,218
Becton, Dickinson & Co.	2,416	434,228
Biogen, Inc.(a)	647	202,530
BIO-RAD Laboratories, Inc.(a)	2,435	398,877
Cardinal Health, Inc.	3,763	292,385
Cerner Corp.(a)	4,384	270,712
Cigna Corp.	2,161	281,622
Danaher Corp.	6,536	512,357
Dentsply Sirona, Inc.	5,875	349,151
Edwards Lifesciences Corp.(a)	1,950	235,092
Eli Lilly & Co.	4,436	356,033
Express Scripts Holding Co.(a)	4,501	317,456
Gilead Sciences, Inc.	3,256	257,615
HCA Holdings, Inc.(a)	4,153	314,091
Henry Schein, Inc.(a)	2,084	339,650
Hologic, Inc.(a)	6,833	265,325
Humana, Inc.	1,443	255,252
IDEXX Laboratories, Inc.(a)	2,491	280,810
Illumina, Inc.(a)	897	162,949
Intuitive Surgical, Inc.(a)	537	389,234
Johnson & Johnson	4,752	561,353
Laboratory Corp. of America Holdings(a)	2,812	386,594
Mallinckrodt PLC(a)	1,886	131,605
McKesson Corp.	1,400	233,450
MEDNAX, Inc.(a)	4,536	300,510
Merck & Co., Inc.	5,850	365,099

See notes to schedules of investments

Security Description	Shares	Value
Mettler-Toledo International, Inc.(a)	840	$352,657
Mylan NV(a)	4,316	164,526
Patterson Cos., Inc.(b)	7,053	324,015
PerkinElmer, Inc.	5,288	296,710
Pfizer, Inc.	12,395	419,819
Quest Diagnostics, Inc.	4,969	420,526
Quintiles Transnational Holdings, Inc.(a)	4,193	339,885
Regeneron Pharmaceuticals, Inc.(a)	475	190,960
ResMed, Inc.	4,775	309,372
Stryker Corp.	4,018	467,735
Teleflex, Inc.	2,040	342,822
The Cooper Cos., Inc.	1,881	337,188
Thermo Fisher Scientific, Inc.	2,365	376,177
United Therapeutics Corp.(a)	1,624	191,762
UnitedHealth Group, Inc.	3,202	448,281
Universal Health Services, Inc., Class B	2,351	289,690
Varian Medical Systems, Inc.(a)	3,865	384,683
VCA, Inc.(a)	3,878	271,382
Veeva Systems, Inc.(a)	5,414	223,490
Waters Corp.(a)	2,329	369,123
WellCare Health Plans, Inc.(a)	2,130	249,402
West Pharmaceutical Services, Inc.	4,223	314,614
Zoetis, Inc.	6,480	337,025
		18,033,339
Industrials (17.0%):
3M Co.	2,760	486,395
A.O. Smith Corp.	3,065	302,791
Acuity Brands, Inc.	844	223,322
Alaska Air Group, Inc.	3,423	225,439
Allison Transmission Holdings, Inc.	10,976	314,792
AMERCO, Inc.	779	252,575
American Airlines Group, Inc.	4,925	180,304
AMETEK, Inc.	7,184	343,252
BE Aerospace, Inc.	5,052	260,986
C.H. Robinson Worldwide, Inc.	5,718	402,890
Carlisle Cos., Inc.	3,481	357,046
Cintas Corp.	3,093	348,272
Copart, Inc.(a)	6,455	345,730
CSX Corp.	9,590	292,495
Cummins, Inc.	2,331	298,718
Deere & Co.(b)	3,193	272,523
Delta Air Lines, Inc.	5,678	223,486
Donaldson Co., Inc.	8,060	300,880
Dover Corp.	4,006	295,002
Dun & Bradstreet Corp.	2,105	287,585
Eaton Corp. PLC	4,519	296,943
Emerson Electric Co.	6,031	328,750
Equifax, Inc.	2,642	355,560
Expeditors International of Washington, Inc.	8,258	425,452
Fastenal Co.	7,313	305,537
Flowserve Corp.	4,807	231,890
Fortune Brands Home & Security, Inc.	5,385	312,869
General Dynamics Corp.	2,683	416,294
Honeywell International, Inc.	3,854	449,338
Hubbell, Inc.	3,536	380,969
Huntington Ingalls Industries, Inc.	2,326	356,855
IDEX Corp.	4,206	393,555
Illinois Tool Works, Inc.(b)	3,595	430,826
Ingersoll-Rand PLC	4,542	308,583
J.B. Hunt Transport Services, Inc.	4,308	349,551
Jacobs Engineering Group, Inc.(a)	5,581	288,649
JetBlue Airways Corp.(a)	12,069	208,070
Kansas City Southern	2,865	267,362
KAR Auction Services, Inc.	7,717	333,066
Lennox International, Inc.	2,447	384,252
Lockheed Martin Corp.	2,165	518,995
Macquarie Infrastructure Corp.	3,057	254,465
Manpowergroup, Inc.	3,019	218,153
Masco Corp.	8,180	280,656

See notes to schedules of investments

Security Description	Shares	Value
MSC Industrial Direct Co., Inc.	4,919	$361,103
Nielsen Holdings PLC	7,760	415,703
Nordson Corp.	2,330	232,138
Norfolk Southern Corp.	2,794	271,186
Northrop Grumman Corp.	2,315	495,295
Old Dominion Freight Line, Inc.(a)	3,790	260,032
Orbital ATK, Inc.	2,649	201,933
Owens Corning, Inc.	5,712	304,964
Parker-Hannifin Corp.	2,529	317,465
Raytheon Co.	3,249	442,286
Republic Services, Inc., Class A	9,998	504,399
Robert Half International, Inc.	5,565	210,691
Rockwell Automation, Inc.	2,771	339,004
Rockwell Collins, Inc.	4,428	373,458
Rollins, Inc.(b)	11,524	337,423
Roper Technologies, Inc.	1,886	344,138
Sensata Technologies Holding NV(a)	5,499	213,251
Snap-on, Inc.	2,204	334,920
Southwest Airlines Co.	6,149	239,134
Spirit Aerosystems Holdings, Inc.(a)	5,596	249,246
Stanley Black & Decker, Inc.	2,889	355,289
Stericycle, Inc.(a)	2,250	180,315
Textron, Inc.	6,119	243,230
The Middleby Corp.(a)	2,026	250,454
Toro Co.	7,423	347,693
TransDigm Group, Inc.(a)	878	253,847
Union Pacific Corp.	3,166	308,780
United Continental Holdings, Inc.(a)	3,342	175,355
United Parcel Service, Inc., Class B	5,092	556,862
United Rentals, Inc.(a)(b)	1,798	141,125
United Technologies Corp.	4,002	406,603
Verisk Analytics, Inc., Class A(a)(b)	4,631	376,408
W.W. Grainger, Inc.	1,571	353,224
Wabtec Corp.(b)	3,399	277,528
Waste Management, Inc.	8,666	552,543
Watsco, Inc.	2,493	351,264
Xylem, Inc.	7,943	416,610
		26,106,022
Information Technology (14.4%):
Activision Blizzard, Inc.	5,139	227,658
Adobe Systems, Inc.(a)	2,800	303,912
Akamai Technologies, Inc.(a)	3,206	169,886
Alliance Data Systems Corp.(a)	868	186,212
Alphabet, Inc., Class A(a)	433	348,157
Amdocs Ltd.	6,929	400,843
Amphenol Corp., Class A	6,742	437,690
Analog Devices, Inc.	5,192	334,624
ANSYS, Inc.(a)	3,461	320,523
Apple, Inc.	2,748	310,661
Applied Materials, Inc.	7,721	232,788
Arista Networks, Inc.(a)(b)	2,114	179,859
Arrow Electronics, Inc.(a)	4,055	259,398
Automatic Data Processing, Inc.	4,709	415,334
Avnet, Inc.	7,412	304,337
Black Knight Financial Services, Inc.(a)	6,328	258,815
Booz Allen Hamilton Holdings Corp.	11,476	362,756
Broadridge Financial Solutions, Inc.	5,855	396,910
Brocade Communications Systems, Inc.	19,056	175,887
CA, Inc.	10,737	355,180
Cadence Design Systems, Inc.(a)	12,843	327,882
CDK Global, Inc.	5,445	312,325
CDW Corp. of Delaware	6,842	312,884
Cisco Systems, Inc.	9,940	315,297
Citrix Systems, Inc.(a)	2,956	251,910
Cognex Corp.	4,189	221,431
Cognizant Technology Solutions Corp., Class A(a)	4,692	223,855
Dolby Laboratories, Inc.	5,368	291,429
eBay, Inc.(a)	7,257	238,755
F5 Networks, Inc.(a)	2,181	271,840

See notes to schedules of investments

Security Description	Shares	Value
Facebook, Inc., Class A(a)	1,902	$243,970
Fidelity National Information Services, Inc.	4,263	328,379
Fiserv, Inc.(a)	3,926	390,519
FleetCor Technologies, Inc.(a)	1,518	263,722
Flextronics International Ltd.(a)	20,546	279,837
FLIR Systems, Inc.	9,682	304,208
Gartner, Inc.(a)	3,813	337,260
Genpact Ltd.(a)	15,252	365,285
Global Payments, Inc.	3,093	237,419
HP, Inc.	15,509	240,855
Intel Corp.	8,726	329,407
International Business Machines Corp.	2,175	345,499
IPG Photonics Corp.(a)	2,588	213,122
Jack Henry & Associates, Inc.	4,942	422,789
Juniper Networks, Inc.	9,349	224,937
Keysight Technologies, Inc.(a)	8,042	254,851
Lam Research Corp.(b)	2,858	270,681
Leidos Holdings, Inc.	3,815	165,113
Manhattan Associates, Inc.(a)	3,170	182,655
MasterCard, Inc., Class A	3,428	348,868
Microsoft Corp.	5,298	305,165
Motorola Solutions, Inc.	4,513	344,251
NVIDIA Corp.(b)	3,499	239,751
ON Semiconductor Corp.(a)	17,690	217,941
Oracle Corp.	9,273	364,243
Paychex, Inc.	6,449	373,204
PayPal Holdings, Inc.(a)	6,706	274,745
QUALCOMM, Inc.	4,130	282,905
Red Hat, Inc.(a)	3,704	299,394
Sabre Corp.	9,586	270,133
Skyworks Solutions, Inc.	2,502	190,502
Symantec Corp.	8,495	213,225
SYNNEX Corp.	2,463	281,053
Synopsys, Inc.(a)	7,063	419,189
Texas Instruments, Inc.	4,809	337,497
The Ultimate Software Group, Inc.(a)	1,125	229,939
The Western Union Co.	14,773	307,574
Total System Services, Inc.	4,641	218,823
Trimble Navigation Ltd.(a)	8,748	249,843
Tyler Technologies, Inc.(a)	1,264	216,435
Ubiquiti Networks, Inc.(a)	4,241	226,894
Vantiv, Inc.(a)	5,464	307,459
VeriSign, Inc.(a)(b)	3,957	309,596
Visa, Inc., Class A	3,956	327,161
VMware, Inc., Class A(a)(b)	3,131	229,659
Wex, Inc.(a)	1,957	211,532
Xilinx, Inc.	5,460	296,696
		22,043,223
Materials (5.0%):
AptarGroup, Inc.	5,135	397,500
Avery Dennison Corp.	4,222	328,429
Axalta Coating Systems Ltd.(a)	8,956	253,186
Bemis Co., Inc.	7,042	359,212
Berry Plastics Group, Inc.(a)	5,385	236,132
CF Industries Holdings, Inc.	5,461	132,975
Crown Holdings, Inc.(a)	5,850	333,977
Eastman Chemical Co.	4,143	280,398
Ecolab, Inc.	2,711	329,983
Graphic Packaging Holding Co.	18,515	259,025
Huntsman Corp.	8,203	133,463
International Flavors & Fragrances, Inc.	2,060	294,518
International Paper Co.	5,424	260,244
LyondellBasell Industries NV, Class A	2,934	236,656
Martin Marietta Materials, Inc.	1,429	255,948
NewMarket Corp.	730	313,404
Packaging Corp. of America	2,910	236,467
PPG Industries, Inc.	3,047	314,938
Praxair, Inc.	3,176	383,755
Reliance Steel & Aluminum Co.	3,708	267,087

See notes to schedules of investments

Security Description	Shares	Value
RPM International, Inc.	6,473	$347,730
Sealed Air Corp.	5,379	246,466
Sonoco Products Co.	7,129	376,625
The Dow Chemical Co.	6,131	317,770
The Sherwin-Williams Co.	1,158	320,372
Vulcan Materials Co.	2,624	298,428
Westlake Chemical Corp.	3,551	189,979
		7,704,667
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	6,676	186,794
Howard Hughes Corp.(a)	1,947	222,932
Jones Lang LaSalle, Inc.	1,476	167,954
		577,680
Telecommunication Services (1.0%):
AT&T, Inc.	14,154	574,794
CenturyLink, Inc.	8,718	239,135
T-Mobile US, Inc.(a)	5,863	273,919
Verizon Communications, Inc.	8,930	464,181
		1,552,029
Utilities (6.9%):
Alliant Energy Corp.	11,354	434,972
Ameren Corp.	9,067	445,915
American Electric Power Co., Inc.	6,796	436,371
American Water Works Co., Inc.	5,099	381,609
Aqua America, Inc.	13,700	417,576
Atmos Energy Corp.	6,017	448,086
CMS Energy Corp.	10,985	461,480
Consolidated Edison, Inc.	5,867	441,785
Dominion Resources, Inc.	6,319	469,312
DTE Energy Co.	4,906	459,545
Duke Energy Corp.	5,694	455,748
Eversource Energy	8,479	459,392
Exelon Corp.	10,748	357,801
NextEra Energy, Inc.	3,890	475,825
OGE Energy Corp.	10,579	334,508
PG&E Corp.	7,506	459,142
Pinnacle West Capital Corp.	5,914	449,405
PPL Corp.	12,048	416,499
Public Service Enterprise Group, Inc.	10,286	430,675
SCANA Corp.	6,405	463,530
Sempra Energy	3,869	414,718
The Southern Co.	9,810	503,253
WEC Energy Group, Inc.	7,369	441,256
Xcel Energy, Inc.	11,274	463,812
		10,522,215
Total Common Stocks (Cost $130,600,003)		151,924,791

Collateral for Securities Loaned (4.0%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.27%(c)	$3,315,838	3,315,838
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.33%(c)	2,828,980	2,828,980
Total Collateral for Securities Loaned (Cost $6,144,818)		6,144,818
Total Investments (Cost $136,744,821) — 103.1%		158,069,609
Liabilities in excess of other assets — (3.1)%		(4,713,434)
NET ASSETS - 100.00%		$153,356,175

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

See notes to schedules of investments

(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	14	12/16/16	$1,512,280	$15,111

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (12.7%):
Best Buy Co., Inc.	2,887	$110,226
Carnival Corp., Class A	3,288	160,520
Cinemark Holdings, Inc.	4,376	167,513
Coach, Inc.	3,735	136,552
Darden Restaurants, Inc.	3,285	201,436
Ford Motor Co.	12,180	147,013
General Motors Co.	5,573	177,054
Kohl’s Corp.	2,152	94,150
L Brands, Inc.	1,864	131,915
Las Vegas Sands Corp.	2,181	125,495
Macy’s, Inc.	2,920	108,186
McDonald’s Corp.	2,310	266,482
Nordstrom, Inc.	2,158	111,957
Target Corp.	2,600	178,568
TEGNA, Inc.	6,758	147,730
The Gap, Inc.	4,152	92,340
Viacom, Inc., Class B	2,153	82,029
		2,439,166
Consumer Staples (11.3%):
Altria Group, Inc.	4,603	291,047
Archer-Daniels-Midland Co.	3,314	139,751
Kimberly-Clark Corp.	2,140	269,940
Philip Morris International, Inc.	2,862	278,244
Pilgrim’s Pride Corp.	5,880	124,186
Reynolds American, Inc.	4,724	222,737
The Coca-Cola Co.	7,074	299,372
The Procter & Gamble Co.	3,723	334,139
Wal-Mart Stores, Inc.	2,998	216,216
		2,175,632
Energy (3.8%):
Exxon Mobil Corp.	2,417	210,957
Marathon Petroleum Corp.	2,151	87,309
ONEOK, Inc.	1,696	87,157
Phillips 66	2,056	165,611
Plains GP Holdings LP, Class A	4,809	62,228
Valero Energy Corp.	2,167	114,851
		728,113
Financials (18.3%):
American Financial Group, Inc.	3,458	259,349
Ameriprise Financial, Inc.	1,340	133,692
Arthur J. Gallagher & Co.	4,828	245,600
BB&T Corp.	4,597	173,399
Cincinnati Financial Corp.	3,404	256,730
CME Group, Inc.	2,037	212,907
Cullen/Frost Bankers, Inc.	1,599	115,032
Erie Indemnity Co., Class A	2,169	221,390
Huntington Bancshares, Inc.	13,382	131,947
Invesco Ltd.	3,734	116,762
MetLife, Inc.	2,772	123,160
Navient Corp.	6,963	100,755
Old Republic International Corp.	13,828	243,649
PacWest Bancorp	2,959	126,971
People’s United Financial, Inc.	10,971	173,561
Principal Financial Group, Inc.	2,739	141,086
Prudential Financial, Inc.	1,694	138,315
T. Rowe Price Group, Inc.	2,700	179,550
The Progressive Corp.	8,023	252,725
Wells Fargo & Co.	3,840	170,035
		3,516,615
Health Care (3.2%):
Abbvie, Inc.	2,417	152,440
Merck & Co., Inc.	3,391	211,632

See notes to schedules of investments

Security Description	Shares	Value
Pfizer, Inc.	7,187	$243,424
		607,496
Industrials (7.6%):
Cummins, Inc.	1,351	173,131
Deere & Co.	1,851	157,983
Eaton Corp. PLC	2,620	172,160
Emerson Electric Co.	3,496	190,567
Lockheed Martin Corp.	1,255	300,849
Macquarie Infrastructure Corp.	1,772	147,501
United Parcel Service, Inc., Class B	2,952	322,831
		1,465,022
Information Technology (8.8%):
CA, Inc.	6,223	205,856
Cisco Systems, Inc.	5,762	182,771
HP, Inc.	8,992	139,646
Intel Corp.	5,058	190,940
International Business Machines Corp.	1,261	200,310
Leidos Holdings, Inc.	2,212	95,735
Paychex, Inc.	3,738	216,318
QUALCOMM, Inc.	2,394	163,989
Symantec Corp.	4,925	123,618
The Western Union Co.	8,566	178,344
		1,697,527
Materials (5.1%):
CF Industries Holdings, Inc.	3,166	77,092
Huntsman Corp.	4,756	77,380
International Paper Co.	3,145	150,897
LyondellBasell Industries NV, Class A	1,701	137,203
Packaging Corp. of America	1,687	137,086
Sonoco Products Co.	4,132	218,293
The Dow Chemical Co.	3,555	184,256
		982,207
Telecommunication Services (3.8%):
AT&T, Inc.	8,206	333,246
CenturyLink, Inc.	5,054	138,631
Verizon Communications, Inc.	5,176	269,048
		740,925
Utilities (23.8%):
Alliant Energy Corp.	6,583	252,195
Ameren Corp.	5,257	258,539
American Electric Power Co., Inc.	3,940	252,987
Consolidated Edison, Inc.	3,401	256,095
Dominion Resources, Inc.	3,663	272,051
DTE Energy Co.	2,844	266,397
Duke Energy Corp.	3,301	264,212
Eversource Energy	4,916	266,349
Exelon Corp.	6,231	207,430
OGE Energy Corp.	6,134	193,957
PG&E Corp.	4,351	266,151
Pinnacle West Capital Corp.	3,429	260,570
PPL Corp.	6,985	241,471
Public Service Enterprise Group, Inc.	5,963	249,671
SCANA Corp.	3,713	268,710
The Southern Co.	5,688	291,794
WEC Energy Group, Inc.	4,272	255,807

See notes to schedules of investments

Security Description	Shares	Value
Xcel Energy, Inc.	6,537	$268,932
		4,593,318
Total Common Stocks (Cost $18,403,390)		18,946,021
Total Investments (Cost $18,403,390) — 98.4%		18,946,021
Other assets in excess of liabilities — 1.6%		304,342
NET ASSETS - 100.00%		$19,250,363

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP International Enhanced Volatility Wtd Index Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.7%)
Australia (4.5%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	2,847	$34,632
Crown Resorts Ltd.	3,240	32,677
		67,309
Energy (0.2%):
Caltex Australia Ltd.	1,493	39,466
Financials (2.1%):
AMP Ltd.	9,521	38,699
Asx Ltd.	1,356	50,228
Australia & New Zealand Banking Group Ltd.	1,724	36,716
Commonwealth Bank of Australia	779	43,431
Insurance Australia Group Ltd.	9,885	41,622
Macquarie Group Ltd.	509	32,185
QBE Insurance Group Ltd.	4,178	29,890
Suncorp Group Ltd.	4,507	42,039
Westpac Banking Corp.	1,634	37,170
		351,980
Health Care (0.7%):
CSL Ltd.	581	47,767
Ramsay Health Care Ltd.	683	41,551
Sonic Healthcare, Ltd.	2,295	38,856
		128,174
Industrials (0.4%):
Brambles Ltd.	4,702	43,332
Cimic Group Ltd.	936	20,726
		64,058
Materials (0.2%):
Fortescue Metals Group Ltd.	3,633	13,903
Newcrest Mining Ltd.	1,151	19,425
		33,328
Telecommunication Services (0.5%):
Telstra Corp. Ltd.	13,611	54,258
Tpg Telecom Ltd.	4,716	31,288
		85,546
		769,861
Austria (0.1%):
Financials (0.1%):
Erste Group Bank AG	780	23,094
Belgium (1.3%):
Consumer Staples (0.5%):
Anheuser-Busch InBev NV	311	40,893
Colruyt SA	819	45,478
		86,371
Health Care (0.2%):
UCB SA	375	29,023
Materials (0.4%):
Solvay SA	262	30,355
Umicore SA	553	34,718
		65,073
Telecommunication Services (0.2%):
Proximus SADP	1,381	41,309
		221,776
Bermuda (0.7%):
Industrials (0.4%):
IHS Markit Ltd. (b)	933	35,034
Jardine Matheson Holdings Ltd.	600	36,418
		71,452
Real Estate (0.3%):

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Hongkong Land Holdings Ltd.	5,400	$38,474
		109,926
Canada (11.2%):
Consumer Discretionary (1.4%):
Canadian Tire Corp. Ltd.	369	36,956
Dollarama, Inc.	528	41,228
Gildan Activewear, Inc.	1,392	38,880
Magna International, Inc.	753	32,329
Restaurant Brands International, Inc.	751	33,491
Shaw Communications, Inc., Class B	2,603	53,279
		236,163
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	720	34,897
George Weston Ltd.	643	53,644
Loblaw Cos. Ltd.	1,024	52,691
Metro, Inc.	1,452	47,673
Saputo, Inc.	1,255	43,616
		232,521
Energy (0.4%):
Inter Pipeline Ltd.	1,477	31,188
Pembina Pipeline Corp.	1,168	35,598
		66,786
Financials (3.9%):
Bank of Montreal	903	59,179
Brookfield Asset Management, Inc.	1,180	41,495
Canadian Imperial Bank of Commerce	673	52,191
Great-West Lifeco, Inc.	2,008	49,427
IGM Financial, Inc.	1,579	42,635
Intact Financial Corp.	732	52,922
Manulife Financial Corp.	2,100	29,632
National Bank of Canada	1,120	39,718
Power Corp. of Canada	2,410	51,055
Power Financial Corp.	2,247	52,073
Royal Bank of Canada	761	47,140
Sun Life Financial, Inc.	1,423	46,309
The Bank of Nova Scotia	857	45,417
The Toronto-Dominion Bank	1,298	57,627
		666,820
Industrials (0.4%):
Canadian National Railway Co.	743	48,574
Canadian Pacific Railway Ltd.	194	29,606
		78,180
Information Technology (0.7%):
CGI Group, Inc. (b)	857	40,825
Constellation Software, Inc.	77	34,715
Open Text Corp.	630	40,812
		116,352
Materials (0.5%):
Agrium, Inc.	428	38,777
Ccl Industries, Inc.	140	26,960
Potash Corp. of Saskatchewan, Inc.	1,311	21,337
		87,074
Telecommunication Services (1.1%):
BCE, Inc.	1,651	76,257
Rogers Communications, Inc.	1,270	53,886
TELUS Corp.	1,909	62,998
		193,141
Utilities (1.4%):
Canadian Utilities Ltd., Class A	1,586	44,758
Emera, Inc.	1,995	71,950
Fortis, Inc.	1,428	45,927
Hydro One Ltd.	3,918	77,356
		239,991
		1,917,028

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
China (0.3%):
Consumer Staples (0.1%):
China Resources Beer Holdings Co. Ltd. (b)	10,000	$21,313
Utilities (0.2%):
China Resources Gas Group, Ltd.	8,000	27,477
		48,790
Denmark (1.5%):
Consumer Discretionary (0.1%):
Pandora A/S	209	25,319
Financials (0.2%):
Danske Bank A/S	1,066	31,192
Health Care (0.2%):
Novo Nordisk A/S, Class B	624	26,012
Industrials (0.6%):
DSV A/S	617	30,791
ISS A/S	1,099	45,677
Vestas Wind Systems A/S	307	25,364
		101,832
Materials (0.4%):
Christian Hansen Holding A/S	611	36,401
Novozymes A/S, B Shares	679	29,953
		66,354
		250,709
Finland (1.1%):
Energy (0.2%):
Neste Oyj	741	31,604
Financials (0.2%):
Sampo Oyj, Class A	774	34,383
Industrials (0.4%):
Kone Oyj, Class B	663	33,654
Wartsila Oyj ABP	743	33,445
		67,099
Materials (0.3%):
Stora ENSO Oyj, R Shares	2,769	24,594
UPM-Kymmene Oyj	1,241	26,200
		50,794
		183,880
France (9.6%):
Consumer Discretionary (2.4%):
Accor SA	615	24,399
Christian Dior SE	206	36,941
Compagnie Generale DES Etablissements Michelin	338	37,424
Hermes International	96	39,078
JCDecaux SA	801	25,897
Kering	159	32,079
LVMH Moet Hennessy Louis Vuitton SA	194	33,075
Psa Peugeot Citroen (b)	1,263	19,284
Publicis Groupe SA	489	36,997
Renault SA	258	21,223
Seb SA	229	32,338
Sodexo SA	354	42,163
Valeo SA	452	26,379
		407,277
Consumer Staples (0.9%):
Carrefour SA	1,176	30,488
Danone SA	583	43,284
L’Oreal SA	226	42,710
Pernod Ricard SA	342	40,499
		156,981

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Financials (0.8%):
AXA SA	1,043	$22,174
BNP Paribas SA	420	21,599
CNP Assurances	1,619	27,197
Credit Agricole SA	2,184	21,540
Natixis SA	4,292	20,023
Societe Generale SA	495	17,122
		129,655
Health Care (0.6%):
Essilor International SA	312	40,241
Sanofi	496	37,766
Sartorius Stedim Biotech	412	30,939
		108,946
Industrials (2.6%):
Aeroports de Paris	450	44,646
Airbus Group SE	507	30,746
Bollore SA	9,474	32,977
Bureau Veritas SA	2,073	44,471
Compagnie de Saint-Gobain	673	29,117
Dassault Aviation SA	29	32,182
Eiffage SA	479	37,220
Legrand SA	566	33,361
Schneider Electric SA	405	28,170
Societe BIC SA	250	36,958
Thales SA	451	41,523
Vinci SA	555	42,495
Zodiac Aerospace	731	17,788
		451,654
Information Technology (1.0%):
Alcatel-Lucent SA (b)	10,734	42,172
Atos SE	318	34,231
Cap Gemini SA	292	28,625
Dassault Systemes SA	453	39,320
Ingenico Group (c)	278	24,304
		168,652
Materials (0.4%):
Air Liquide SA	360	38,600
Arkema SA	313	28,975
		67,575
Telecommunication Services (0.4%):
Iliad SA	143	30,017
Orange SA	2,195	34,386
		64,403
Utilities (0.5%):
Suez Environnement Co.	2,293	37,887
Veolia Environnement SA	1,779	40,986
		78,873
		1,634,016
Germany (6.0%):
Consumer Discretionary (1.0%):
Bayerische Motoren Werke AG	318	26,771
Continental AG	140	29,494
Daimler AG, Registered Shares	416	29,336
Fielmann AG	611	49,810
ProSiebenSat.1 Media SE	819	35,110
		170,521
Consumer Staples (0.3%):
Beiersdorf AG	497	46,907
Financials (1.1%):
Allianz SE	208	30,907
Commerzbank AG	2,875	18,573
Deutsche Boerse AG	399	31,156
Hannover Rueck SE	333	35,691
Muenchener Rueckversicherungs-Gesellschaft AG	209	39,029

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Talanx AG	1,206	$36,796
		192,152
Health Care (0.9%):
Bayer AG	317	31,832
Fresenius Medical Care AG & Co. KGaA	442	38,664
Fresenius SE & Co. KGaA	488	38,977
Merck KGaA	351	37,856
		147,329
Industrials (1.0%):
Brenntag AG	600	32,785
Deutsche Post AG	1,118	34,998
Hochtief AG	214	30,197
Mg Technologies AG	581	32,298
Siemens AG	308	36,111
		166,389
Information Technology (0.4%):
Infineon Technologies AG	1,739	31,005
SAP SE	471	43,068
		74,073
Materials (0.8%):
BASF SE	442	37,841
Evonik Industries AG	949	32,124
Linde AG	197	33,470
Symrise AG	503	36,883
		140,318
Real Estate (0.2%):
Vonovia SE	1,005	38,094
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	2,425	40,736
		1,016,519
Hong Kong (8.5%):
Consumer Discretionary (0.8%):
Chow Tai Fook Jewellery Group Ltd. (c)	35,600	25,961
Galaxy Entertainment Group Ltd.	6,000	22,817
Michael Kors Holdings Ltd. (b)	446	20,869
Techtronic Industries Co. Ltd.	8,500	33,298
YUE Yuen Industrial Holdings Ltd.	7,500	30,997
		133,942
Consumer Staples (0.5%):
Dairy Farm International Holdings Ltd.	6,200	44,071
WH Group Ltd.	44,500	35,968
		80,039
Financials (1.2%):
AIA Group Ltd.	5,600	37,659
BOC Hong Kong Holdings Ltd.	10,000	34,025
China Taiping Insurance Holdings Co. Ltd. (b)	9,800	19,543
Hang Seng Bank	2,500	44,879
Hong Kong Exchanges and Clearing Ltd.	1,510	39,964
The Bank of East Asia Ltd. (c)	6,800	27,754
		203,824
Industrials (1.5%):
Beijing Enterprises Holdings Ltd.	5,000	25,517
China Merchants Holdings International. (c)	8,000	21,461
CITIC Ltd.	21,000	30,201
CK Hutchison Holdings Ltd.	3,500	44,739
Jardine Strategic Holdings Ltd.	1,300	42,613
MTR Corp. Ltd.	8,500	46,972
Nws Holdings Ltd.	21,000	35,193
		246,696
Information Technology (0.0%):(d)
Hanergy Thin Film Power Group Ltd. (b)(e),(f)	82,000	1,797
Real Estate (2.5%):
Cheung Kong Property Holdings Ltd.	4,000	29,424
China Overseas Land & Investment Ltd., Class H	8,000	27,505

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
China Resources Land Ltd.	8,000	$22,556
Fullshare Holdings Ltd. (c)	57,500	33,476
Hang Lung Properties Ltd.	15,000	34,026
Henderson Land Development Co. Ltd.	4,800	28,641
New World Development Co. Ltd.	30,000	39,340
Sino Land Co. Ltd.	20,000	35,647
Sun Hung KAI Properties, Ltd.	2,000	30,406
Swire Pacific Ltd., Class A	4,000	43,322
Swire Properties Ltd.	15,800	46,472
The Wharf Holdings Ltd.	4,000	29,347
Wheelock & Co. Ltd.	5,000	29,700
		429,862
Telecommunication Services (0.4%):
China Mobile Ltd.	3,000	36,854
China Unicom Hong Kong Ltd.	26,000	31,679
		68,533
Utilities (1.6%):
Cheung Kong Infrastructure Holdings Ltd.	5,000	43,126
China Gas Holdings Ltd.	18,000	28,640
China Resources Power Holdings Co. Ltd.	12,000	20,862
CLP Holdings Ltd.	5,500	56,965
Guangdong Investment Ltd.	20,000	31,950
Hong Kong & China Gas Co. Ltd.	27,584	52,378
Power Assets Holdings Ltd.	4,500	44,036
		277,957
		1,442,650
Ireland (1.7%):
Consumer Discretionary (0.2%):
WPP PLC	1,717	40,352
Consumer Staples (0.2%):
Kerry Group PLC	508	41,804
Financials (0.1%):
Bank of Ireland (b)	68,390	14,213
Industrials (0.7%):
DCC PLC	415	37,698
Experian PLC	2,192	43,784
Pentair PLC	530	34,047
		115,529
Information Technology (0.3%):
Accenture PLC, Class A	385	47,035
Materials (0.2%):
CRH PLC	824	27,273
		286,206
Israel (0.8%):
Financials (0.3%):
Bank Hapoalim BM	10,279	58,387
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd.	758	35,196
Information Technology (0.3%):
Check Point Software Technologies Ltd. (b)	580	45,014
		138,597
Italy (2.0%):
Consumer Discretionary (0.3%):
Luxottica Group SpA	649	30,994
Prada SpA (c)	6,790	21,807
		52,801
Consumer Staples (0.2%):
Davide Campari-Milano SpA	3,026	34,097
Financials (0.5%):
Assicurazioni Generali SpA	1,621	19,780
Exor SPA	484	19,595

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Intesa Sanpaolo SpA	6,564	$14,571
Mediobanca SpA	2,089	13,594
UniCredit SpA	4,938	11,509
		79,049
Industrials (0.3%):
Atlantia SpA	1,331	33,800
Finmeccanica SpA (b)	1,898	21,510
		55,310
Utilities (0.7%):
Enel SpA	7,482	33,341
Snam SpA	7,180	39,807
Terna Rete Elettrica Nazionale SpA	7,860	40,510
		113,658
		334,915
Japan (14.5%):
Consumer Discretionary (2.6%):
Aisin Seiki Co. Ltd.	426	19,520
Bridgestone Corp.	658	24,247
Denso Corp.	486	19,396
Dentsu, Inc.	400	20,362
Fuji Heavy Industries Ltd.	465	17,449
Isuzu Motors Ltd.	1,765	20,779
Koito Manufacturing Co. Ltd.	400	19,471
Mazda Motor Corp.	1,000	15,344
Nissan Motor Co. Ltd.	2,349	23,044
Nitori Holdings Co. Ltd.	200	23,978
Oriental Land Co. Ltd.	452	27,530
Panasonic Corp.	2,000	20,006
Rakuten, Inc.	1,600	20,888
Sekisui Chemical Co. Ltd.	1,900	27,330
Sekisui House Ltd.	1,497	25,508
Shimano, Inc.	140	20,796
Sumitomo Electric Industries Ltd.	1,492	21,095
Suzuki Motor Corp. (c)	605	20,268
Toyota Industries Corp.	381	17,687
Toyota Motor Corp.	387	22,452
Yamaha Corp. (c)	600	19,426
		446,576
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	800	29,146
Familymart UNY Holdings Co. Ltd.	300	20,030
Japan Tobacco, Inc.	687	28,127
Kao Corp.	493	27,877
MEIJI Holdings Co. Ltd.	200	19,861
Nissin Foods Holdings Co. Ltd.	400	24,315
Seven & i Holdings Co. Ltd.	644	30,450
Suntory Beverage & Food Ltd.	600	25,947
Uni-Charm Corp.	1,000	25,952
Yakult Honsha Co. Ltd. (c)	463	20,929
		252,634
Financials (1.6%):
Daiwa Securities Group, Inc.	3,000	16,893
Japan Exchange Group, Inc.	1,200	18,766
Japan Post Bank Co. Ltd.	2,000	23,769
Japan Post Holdings Co. Ltd.	1,900	23,889
Japan Post Insurance Co. Ltd.	1,200	26,243
Mitsubishi UFJ Financial Group, Inc.	3,684	18,666
Mizuho Financial Group, Inc.	13,552	22,844
ORIX Corp.	1,340	19,772
Resona Holdings, Inc.	4,531	19,058
Sompo Japan Nipponkoa Holdings, Inc.	600	17,785
Sumitomo Mitsui Financial Group, Inc.	494	16,690
Sumitomo Mitsui Trust Holdings, Inc.	508	16,613
T&D Holdings, Inc.	1,700	19,181
The Dai-ichi Life Insurance Co. Ltd.	1,300	17,838
		278,007

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Health Care (1.9%):
Astellas Pharma, Inc.	1,800	$28,118
Chugai Pharmaceutical Co. Ltd.	775	28,016
Eisai Co. Ltd.	369	23,082
Hoya Corp.	602	24,221
Kyowa Hakko Kirin Co. Ltd.	1,300	20,537
M3, Inc.	700	23,965
Olympus Optical Co. Ltd.	700	24,449
ONO Pharmaceutical Co. Ltd.	700	19,547
Shionogi & Co. Ltd.	500	25,621
Sumitomo Dainippon Pharma Co. Ltd.	1,600	30,994
Sysmex Corp.	300	22,261
Taisho Pharmaceutical Holdin	300	30,752
Terumo Corp. (c)	700	26,930
		328,493
Industrials (3.3%):
Ana Holdings, Inc.	11,000	29,888
Asahi Glass Co. Ltd.	3,000	19,401
Central Japan Railway Co.	100	17,123
DAI Nippon Printing Co. Ltd.	2,000	19,622
Daikin Industries Ltd.	200	18,666
FANUC Corp.	100	16,894
Hankyu Hanshin Holdings, Inc.	900	31,036
Japan Airlines Co. Ltd.	900	26,460
Kajima Corp.	3,000	20,997
Komatsu Ltd.	1,068	24,503
Kubota Corp.	1,405	21,269
Makita Corp.	300	21,378
Mitsubishi Electric Corp.	1,266	16,228
NGK Insulators Ltd.	900	18,705
Nidec Corp.	200	18,489
OBAYASHI Corp.	2,700	26,785
Odakyu Railway Jpy50 ORD (c)	1,500	33,406
Recruit Holdings Co. Ltd.	800	32,639
Secom Co. Ltd. (c)	400	29,874
Shimizu Corp.	3,000	26,816
Taisei Corp.	3,000	22,510
Tokyu Corp.	2,949	22,499
Toto Ltd.	600	22,688
Yamato Holdings Co. Ltd.	1,000	23,313
		561,189
Information Technology (1.7%):
Canon, Inc.	1,116	32,405
Fujifilm Holdings Corp.	647	23,970
Kyocera Corp.	580	27,875
Murata Manufacturing Co. Ltd.	100	13,055
Nomura Research Institute Ltd.	820	28,306
NTT Data Corp.	500	24,976
Omron Corp. (c)	600	21,600
Oracle Corp. Japan	400	22,603
Renesas Electronics Corp. (b)	2,900	17,759
Ricoh Co. Ltd.	2,500	22,627
TDK Corp.	200	13,402
Tokyo Electron Ltd.	200	17,679
Yahoo Japan Corp. (c)	6,700	26,729
		292,986
Materials (0.6%):
Asahi Kasei Corp.	2,578	20,548
Nippon Paint Co. Ltd. (c)	500	16,734
Nitto Denko Corp. (c)	265	17,213
Shin-Etsu Chemical Co. Ltd.	298	20,795
Toray Industries, Inc.	2,838	27,645
		102,935
Real Estate (0.4%):
Daito Trust Construction Co. Ltd.	174	27,834
Mitsubishi Estate Co. Ltd.	1,000	18,769

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Sumitomo Realty & Development	564	$14,621
		61,224
Telecommunication Services (0.6%):
KDDI Corp.	801	24,820
Nippon Telegraph & Telephone Corp.	612	27,995
NTT DOCOMO, Inc.	1,000	25,407
SoftBank Group Corp.	275	17,825
		96,047
Utilities (0.3%):
Chubu Electric Power Co., Inc.	1,800	26,195
Osaka Gas Co. Ltd.	7,000	29,364
		55,559
		2,475,650
Netherlands (3.2%):
Consumer Discretionary (0.3%):
Grandvision NV	1,303	36,183
Steinhoff International Holdings NV	3,593	20,655
		56,838
Consumer Staples (0.8%):
Heineken Holding A	604	48,384
Heineken NV	558	49,042
Koninklijke Ahold Delhaize NV	1,760	40,080
		137,506
Energy (0.2%):
Koninklijke Vopak NV	582	30,520
Financials (0.3%):
ING Groep NV	1,743	21,516
NN Group NV	942	28,916
		50,432
Industrials (0.8%):
AerCap Holdings NV (b)	527	20,284
Randstad Holding NV	508	23,097
RELX NV	2,385	42,655
Wolters Kluwer NV	1,053	45,011
		131,047
Information Technology (0.2%):
ASML Holding NV	324	35,503
Materials (0.4%):
AkzoNobel NV	496	33,545
Koninklijke DSM NV	558	37,680
		71,225
Telecommunication Services (0.2%):
Koninklijke KPN NV	10,267	34,059
		547,130
New Zealand (0.2%):
Industrials (0.2%):
Auckland International Airport Ltd.	7,087	37,972
Norway (1.1%):
Consumer Staples (0.5%):
Marine Harvest ASA	2,262	40,594
Orkla ASA	4,862	50,369
		90,963
Financials (0.4%):
DNB ASA	2,115	27,817
Gjensidige Forsikring ASA	2,322	43,448
		71,265
Materials (0.2%):
Yara International ASA	891	29,704
		191,932

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	2,145	$37,172
Utilities (0.2%):
EDP - Energias de Portugal SA	9,278	31,133
		68,305
Singapore (2.1%):
Consumer Discretionary (0.1%):
Jardine Cycle & Carriage Ltd.	871	27,518
Financials (0.8%):
DBS Group Holdings Ltd.	3,833	43,502
Oversea-Chinese Banking Corp. Ltd.	7,089	45,189
United Overseas Bank Ltd.	3,467	48,111
		136,802
Industrials (0.7%):
Keppel Corp. Ltd.	6,333	25,211
Singapore Airlines Ltd.	6,900	53,319
Singapore Technologies Engineering Ltd.	14,885	35,414
		113,944
Real Estate (0.3%):
CapitaLand Ltd.	19,351	45,693
Telecommunication Services (0.2%):
Singapore Telecommunications Ltd.	14,169	41,452
		365,409
Spain (3.3%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	993	36,814
Financials (0.6%):
Banco de Sabadell SA	13,596	17,416
Banco Santander SA	4,012	17,796
Bankia SA	21,749	17,844
Bankinter SA	4,195	29,844
Mapfre SA	8,923	24,962
		107,862
Health Care (0.3%):
Grifols SA	1,884	40,605
Industrials (1.0%):
Abertis Infraestructuras SA	2,412	37,572
ACS, Actividades de Construccion y Servicios SA	906	27,384
Aena SA	266	39,259
Ferrovial SA	1,620	34,490
Gamesa Corp. Tecnologica SA	926	22,184
		160,889
Information Technology (0.2%):
Amadeus IT Holding SA	801	39,975
Utilities (1.0%):
Enagas SA	1,620	48,727
Gas Natural SDG SA	1,611	33,115
Iberdrola SA	5,845	39,737
Red Electrica Corp. SA	2,476	53,417
		174,996
		561,141
Sweden (3.1%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB	1,024	28,913
Consumer Staples (0.6%):
ICA Gruppen AB	912	30,137
Svenska Cellulosa AB SCA, B Shares	1,129	33,521
Swedish Match AB	1,056	38,759
		102,417

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Financials (1.0%):
Investment AB Latour, B Shares	830	$33,970
Lundbergs AB-B Shares	712	46,806
Nordea Bank AB	2,984	29,642
Svenska Handelsbanken AB	2,173	29,880
Swedbank AB, A Shares	1,345	31,614
		171,912
Industrials (1.0%):
Alfa Laval AB	1,663	26,081
Assa Abloy	1,534	31,163
Atlas Copco AB, A Shares	933	28,097
Skanska AB, Class B	1,376	32,158
SKF AB, B Shares	1,578	27,260
Volvo AB, B Shares	2,442	27,892
		172,651
Information Technology (0.3%):
Hexagon AB, B Shares	758	33,114
Telefonaktiebolaget LM Ericsson, B Shares	3,667	26,486
		59,600
		535,493
Switzerland (6.7%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	509	31,052
Garmin Ltd.	584	28,096
The Swatch Group AG	109	30,910
		90,058
Consumer Staples (0.7%):
Barry Callebaut AG	29	38,607
Coca-Cola HBC AG	1,547	35,933
Nestle SA,, Registered Shares	655	51,737
		126,277
Financials (1.3%):
Chubb Ltd.	418	52,522
Julius Baer Group Ltd.	624	25,443
Partners Group Holding AG	82	41,442
Swiss Life Holding AG	144	37,354
Swiss Re AG	454	41,017
UBS Group AG, Registered Shares	1,662	22,711
		220,489
Health Care (1.4%):
Actelion Ltd.	223	38,710
Galenica AG	19	20,211
Lonza Group AG, Registered Shares	203	38,866
Novartis AG	577	45,551
Roche Holding AG	180	44,744
Sonova Holding AG, Registered Shares	309	43,829
		231,911
Industrials (1.5%):
ABB Ltd.	1,857	41,866
Geberit AG	95	41,655
Kuehne + Nagel International AG	341	49,571
Schindler Holding AG	233	43,767
SGS SA	21	47,071
Wolseley PLC	625	35,145
		259,075
Information Technology (0.2%):
TE Connectivity Ltd.	606	39,014
Materials (0.8%):
EMS-Chemie Holding AG	84	45,164
Givaudan SA, Registered Shares	22	44,866
Sika AG	8	38,989
		129,019
Telecommunication Services (0.3%):

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Swisscom AG	94	$44,727
		1,140,570
United Kingdom (9.9%):
Consumer Discretionary (2.3%):
Barratt Developments PLC	2,505	16,034
Burberry Group PLC	1,579	28,171
Compass Group PLC	2,430	47,052
Delphi Automotive PLC	372	26,531
GKN PLC	6,889	28,581
InterContinental Hotels Group PLC	619	25,507
ITV PLC	7,908	19,179
Kingfisher PLC	6,887	33,596
Marks & Spencer Group PLC	5,372	23,042
Merlin Entertainment	5,797	32,995
Next PLC	329	20,361
Persimmon PLC	677	15,915
Sky PLC	3,156	36,572
Taylor Wimpey PLC	7,246	14,450
Whitbread PLC	512	25,980
		393,966
Consumer Staples (1.9%):
Associated British Foods PLC	653	21,999
British American Tobacco PLC	788	50,246
Coca-Cola European Partners PLC	598	23,860
Diageo PLC	1,785	51,119
Imperial Tobacco Group PLC	917	47,190
Reckitt Benckiser Group PLC	526	49,511
SABMiller PLC	610	35,525
Unilever PLC	1,012	47,879
		327,329
Financials (2.1%):
3i Group PLC	3,397	28,636
Admiral Group PLC	1,224	32,480
Aon PLC	494	55,570
Aviva PLC	3,969	22,643
Direct Line Insurance Group PLC	6,247	29,504
Hargreaves Lansdown PLC	1,217	20,036
Legal & General Group PLC	6,897	19,543
Old Mutual PLC	9,563	25,062
Prudential PLC	1,213	21,498
RSA Insurance Group PLC	5,296	37,396
Schroders PLC	645	22,520
St James’s Place PLC	1,813	22,251
Standard Life PLC	4,907	21,856
		358,995
Health Care (0.3%):
Smith & Nephew PLC	2,689	43,361
Industrials (1.6%):
Ashtead Group PLC	1,428	23,464
Babcock International Group PLC	2,552	34,160
BAE Systems PLC	6,082	41,309
Bunzl PLC	1,584	46,701
International Consolidated Airlines Group SA	3,435	17,743
RELX PLC	2,480	47,020
Royal Mail PLC	5,363	34,025
Smiths Group PLC	1,952	37,047
		281,469
Information Technology (0.2%):
The Sage Group PLC	3,663	34,992
Materials (0.2%):
Johnson Matthey PLC	774	33,008
Telecommunication Services (0.2%):
BT Group PLC	5,840	29,378
Utilities (1.1%):
National Grid PLC	3,593	50,734

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Severn Trent PLC	1,674	$54,307
SSE PLC	1,824	37,031
United Utilities Group PLC	3,824	49,660
		191,732
		1,694,230
United States (0.9%):
Consumer Discretionary (0.3%):
Autoliv, Inc.	263	28,088
lululemon athletica, Inc. (b)	499	30,429
		58,517
Health Care (0.5%):
Jazz Pharmaceuticals PLC (b)	214	25,997
Medtronic PLC	625	54,000
		79,997
Information Technology (0.1%):
Mobileye NV (b)	360	15,325
		153,839
Total Common Stocks (Cost $15,647,439)		16,149,638

Collateral for Securities Loaned (2.3%)
United States (2.3%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(g)	183,584	183,584
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(g)	215,179	215,179
Total Collateral for Securities Loaned (Cost $398,763)		398,763
Total Investments (Cost $16,046,202) — 97.0%		16,548,401
Other assets in excess of liabilities — 3.0%		509,622
NET ASSETS - 100.00%		$17,058,023

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Canada and United Kingdom were fair valued at September 30, 2016.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund’s net assets as of September 30, 2016.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2016, illiquid securities were 0.00% of the Fund’s net assets.
(g)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	6	12/16/16	$512,010	$8,386

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	September 30, 2016
(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (64.9%)
U.S. Treasury Bills
0.17%, 12/8/16 (a)(b)	$1,000,000	$999,666
0.33%, 2/9/17 (a)(b)	2,000,000	1,997,562
0.45%, 5/25/17 (a)(b)	2,200,000	2,193,505
U.S. Treasury Notes, 0.88%, 7/15/17 (b)	500,000	500,977
Total U.S. Treasury Obligations (Cost $5,685,838)		5,691,710
Total Investments (Cost $5,685,838) — 64.9%		5,691,710
Other assets in excess of liabilities — 35.1%		3,076,163
NET ASSETS - 100.00%		$8,767,873

(a)	Rate represents the effective yield at purchase.
(b)	All or a portion of this security has been designated as collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	15	12/14/16	$414,150	$(32,782)
Coffee ‘c’ Future	7	12/19/16	397,819	22,931
Copper Future	10	12/28/16	552,625	12,568
Corn Future	29	12/14/16	488,288	(110,732)
Cotton NO.2 Future	16	12/07/16	544,640	23,933
Gasoline RBOB Future	5	10/31/16	307,251	23,884
Gold 100 Oz Future	5	12/28/16	658,550	(14,442)
Lean Hogs Future	19	12/14/16	334,210	(52,485)
Live Cattle Future	13	12/30/16	520,650	(30,475)
Natural Gas Future	10	10/27/16	290,600	(4,894)
NEW YORK Harbor USLD Future	4	10/31/16	258,434	14,796
NYMEX WTI Crude Future	6	10/20/16	289,440	16,384
Primary Aluminum Future	16	12/19/16	669,800	15,150
Silver Future	4	12/28/16	384,280	(17,978)
Soybean Future	9	11/14/16	429,300	(79,808)
Soybean Meal Future	12	12/14/16	359,520	(75,650)
Soybean Oil Future	29	12/14/16	581,856	8,495
Sugar #11 Future	15	2/28/17	386,400	35,680
Wheat Future	23	12/14/16	462,300	(31,053)
Zinc Future	7	12/19/16	416,369	16,962
				$(259,516)

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	September 30, 2016
(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (65.5%)
U.S. Treasury Bills
0.17%, 12/8/16 (a)(b)	$250,000	$249,917
0.33%, 2/9/17 (a)(b)	1,500,000	1,498,171
0.45%, 5/25/17 (a)(b)	1,500,000	1,495,572
U.S. Treasury Notes, 0.88%, 7/15/17 (b)	500,000	500,977
Total U.S. Treasury Obligations (Cost $3,740,603)		3,744,637
Total Investments (Cost $3,740,603) — 65.5%		3,744,637
Other assets in excess of liabilities — 34.5%		1,970,499
NET ASSETS - 100.00%		$5,715,136

(a)	Rate represents the effective yield at purchase.
(b)	All or a portion of this security has been designated as collateral for futures contracts.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	10	12/14/16	$276,100	$(22,575)
Coffee ‘c’ Future	4	12/19/16	227,325	14,416
Copper Future	6	12/28/16	331,575	6,799
Corn Future	19	12/14/16	319,913	(58,045)
Cotton NO.2 Future	10	12/07/16	340,400	18,649
Gasoline RBOB Future	3	10/31/16	184,351	12,041
Gold 100 Oz Future	3	12/28/16	395,130	(7,713)
Lean Hogs Future	12	12/14/16	211,080	(34,930)
Live Cattle Future	9	12/30/16	360,450	(21,225)
Natural Gas Future	6	10/27/16	174,360	(2,856)
NEW YORK Harbor USLD Future	3	10/31/16	193,826	11,738
NYMEX WTI Crude Future	4	10/20/16	192,960	9,872
Primary Aluminum Future	10	12/19/16	418,625	7,936
Silver Future	3	12/28/16	288,210	(14,708)
Soybean Future	6	11/14/16	286,200	(59,230)
Soybean Meal Future	8	12/14/16	239,680	(56,100)
Soybean Oil Future	19	12/14/16	381,216	4,261
Sugar #11 Future	10	2/28/17	257,600	21,920
Wheat Future	15	12/14/16	301,500	(19,363)
Zinc Future	5	12/19/16	297,406	12,580
				$(176,533)

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Long/Short Strategy Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Value
Common Stocks (93.0%)
Consumer Discretionary (15.3%):
Advance Auto Parts, Inc.	136	$20,280
Amazon.com, Inc.(a)	21	17,584
Aramark	655	24,910
AutoNation, Inc.(a)	297	14,467
AutoZone, Inc.(a)	37	28,428
Bed Bath & Beyond, Inc.	423	18,236
Best Buy Co., Inc.	338	12,905
BorgWarner, Inc.	355	12,489
Burlington Stores, Inc.(a)	182	14,746
CalAtlantic Group, Inc.	412	13,777
CarMax, Inc.(a)	233	12,431
Carnival Corp., Class A	386	18,845
Carter’s, Inc.	183	15,868
CBS Corp., Class B	369	20,199
Cinemark Holdings, Inc.	513	19,638
Coach, Inc.	438	16,013
Comcast Corp., Class A	440	29,190
Darden Restaurants, Inc.	385	23,608
Dick’s Sporting Goods, Inc.	266	15,088
Discovery Communications, Inc., Class A(a)	626	16,852
Dollar General Corp.	213	14,908
Dollar Tree, Inc.(a)	210	16,575
Domino’s Pizza, Inc.	121	18,374
DR Horton, Inc.	558	16,852
Foot Locker, Inc.	266	18,014
Ford Motor Co.	1,429	17,248
General Motors Co.	654	20,777
Gentex Corp.	1,115	19,579
Genuine Parts Co.	275	27,624
Hanesbrands, Inc.	542	13,686
Harley-Davidson, Inc.	247	12,990
Harman International Industries, Inc.	131	11,063
Hasbro, Inc.	267	21,181
Hilton Worldwide Holdings, Inc.	716	16,418
Hyatt Hotels Corp., Class A(a)(b)	305	15,012
Johnson Controls International PLC	421	19,590
Kohl’s Corp.	253	11,069
L Brands, Inc.	219	15,499
Las Vegas Sands Corp.	256	14,730
Lear Corp.	137	16,607
Leggett & Platt, Inc.	483	22,015
Lennar Corp.	413	17,486
LKQ Corp.(a)	508	18,014
Lowe’s Cos., Inc.	309	22,313
Macy’s, Inc.	343	12,708
Marriott International, Inc., Class A	268	18,044
McDonald’s Corp.	271	31,264
Michaels Cos., Inc.(a)	627	15,155
Mohawk Industries, Inc.(a)	97	19,433
Netflix, Inc.(a)	113	11,136
Newell Rubbermaid, Inc.	330	17,378
Nike, Inc., Class B	373	19,638
Nordstrom, Inc.	253	13,126
Norwegian Cruise Line Holdings Ltd.(a)	338	12,743
NVR, Inc.(a)	15	24,597
Omnicom Group, Inc.(b)	306	26,010
O’Reilly Automotive, Inc.(a)	84	23,528
Panera Bread Co., Class A(a)	102	19,861
Polaris Industries, Inc.	169	13,087
Pool Corp.	270	25,520
PulteGroup, Inc.	842	16,874
PVH Corp.	132	14,586
Ross Stores, Inc.	359	23,083
Royal Caribbean Cruises Ltd.	175	13,116
Scripps Networks Interactive, Inc., Class A	295	18,730
Service Corp. International	860	22,824
Servicemaster Global Holdings, Inc.(a)	469	15,796

See notes to schedules of investments

Security Description	Shares	Value
Signet Jewelers Ltd.	150	$11,180
Sirius XM Holdings, Inc.(a)(b)	6,119	25,516
Starbucks Corp.	415	22,468
Target Corp.	305	20,947
TEGNA, Inc.(b)	793	17,335
The Gap, Inc.(b)	487	10,831
The Home Depot, Inc.	204	26,250
The Interpublic Group of Cos., Inc.	1,009	22,551
The Priceline Group, Inc.(a)	11	16,186
The TJX Cos., Inc.	325	24,303
The Walt Disney Co.	292	27,115
Thor Industries, Inc.	240	20,328
Tiffany & Co.(b)	265	19,247
Time Warner, Inc.	281	22,370
Toll Brothers, Inc.(a)	510	15,229
Tractor Supply Co.	266	17,915
TripAdvisor, Inc.(a)	207	13,078
Twenty-First Century Fox, Inc.	877	21,241
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	64	15,231
Urban Outfitters, Inc.(a)	338	11,668
VF Corp.	318	17,824
Viacom, Inc., Class B	253	9,639
Whirlpool Corp.	104	16,865
Williams-Sonoma, Inc.	278	14,200
Wyndham Worldwide Corp.	253	17,034
Wynn Resorts Ltd.	105	10,229
Yum! Brands, Inc.	257	23,338
		1,701,533
Consumer Staples (8.5%):
Altria Group, Inc.	540	34,144
Archer-Daniels-Midland Co.	389	16,404
Blue Buffalo Pet Products, Inc.(a)	478	11,357
Brown-Forman Corp., Class B	567	26,898
Bunge Ltd.	217	12,853
Campbell Soup Co.	447	24,451
Casey’s General Stores, Inc.	151	18,143
Church & Dwight Co., Inc.	594	28,464
Constellation Brands, Inc., Class A	138	22,976
Costco Wholesale Corp.	185	28,214
CVS Health Corp.	314	27,943
Dr Pepper Snapple Group, Inc.	325	29,676
General Mills, Inc.	477	30,471
Hormel Foods Corp.	540	20,482
Ingredion, Inc.	164	21,822
J.M. Smucker Co.	176	23,855
Kimberly-Clark Corp.	251	31,661
McCormick & Co., Inc.	305	30,475
Mead Johnson Nutrition Co.	241	19,041
Molson Coors Brewing Co., Class B	223	24,485
Monster Beverage Corp.(a)	122	17,911
PepsiCo, Inc.	370	40,245
Philip Morris International, Inc.	336	32,666
Pilgrim’s Pride Corp.(b)	690	14,573
Pinnacle Foods, Inc.	486	24,383
Reynolds American, Inc.	554	26,121
Spectrum Brands Holdings, Inc.	168	23,132
Sysco Corp.	555	27,201
The Clorox Co.	249	31,170
The Coca-Cola Co.	830	35,126
The Estee Lauder Cos., Inc., Class A	302	26,745
The Hershey Co.	181	17,304
The Kroger Co.	646	19,173
The Procter & Gamble Co.	437	39,221
Tyson Foods, Inc., Class A	289	21,580
Walgreens Boots Alliance, Inc.	284	22,896
Wal-Mart Stores, Inc.	352	25,386
Whole Foods Market, Inc.	616	17,464
		946,112

See notes to schedules of investments

Security Description	Shares	Value
Energy (1.1%):
Cheniere Energy Partners LP Holdings LLC	673	$15,304
Exxon Mobil Corp.	284	24,787
FMC Technologies, Inc.(a)	459	13,619
Marathon Petroleum Corp.	252	10,229
ONEOK, Inc.	199	10,227
Phillips 66	241	19,413
Plains GP Holdings LP, Class A	564	7,298
Tesoro Corp.	150	11,934
Valero Energy Corp.	255	13,515
		126,326
Financials (15.1%):
Affiliated Managers Group, Inc.(a)	90	13,023
Aflac, Inc.	414	29,754
Alleghany Corp.(a)	52	27,301
American Express Co.	302	19,339
American Financial Group, Inc.	406	30,450
Ameriprise Financial, Inc.	158	15,764
AmTrust Financial Services, Inc.	679	18,218
Arthur J. Gallagher & Co.	566	28,792
Bank of America Corp.	945	14,789
Bank of The Ozarks, Inc.	371	14,246
BB&T Corp.	539	20,331
Berkshire Hathaway, Inc., Class B(a)	238	34,384
BlackRock, Inc., Class A	50	18,123
BOK Financial Corp.	219	15,104
Brown & Brown, Inc.	763	28,773
Capital One Financial Corp.	238	17,096
CBOE Holdings, Inc.	411	26,653
Cincinnati Financial Corp.	400	30,168
CIT Group, Inc.	412	14,956
Citigroup, Inc.	303	14,311
Citizens Financial Group, Inc.	606	14,974
CME Group, Inc.	239	24,980
Comerica, Inc.	307	14,527
Commerce Bank, Inc.	455	22,414
Cullen/Frost Bankers, Inc.	188	13,525
Discover Financial Services	338	19,114
East West Bancorp, Inc.	394	14,464
Eaton Vance Corp.	452	17,651
Erie Indemnity Co., Class A	255	26,028
FactSet Research Systems, Inc.	130	21,073
Fifth Third Bancorp	763	15,611
First American Financial Corp.	518	20,347
First Republic Bank	237	18,275
Franklin Resources, Inc.	460	16,362
Hartford Financial Services Group, Inc.	476	20,382
Huntington Bancshares, Inc.	1,571	15,490
Interactive Brokers Group, Inc., Class A	460	16,224
Intercontinental Exchange, Inc.	77	20,741
Invesco Ltd.	438	13,696
JPMorgan Chase & Co.	283	18,845
KeyCorp	1,383	16,831
Lincoln National Corp.	258	12,121
M&T Bank Corp.	166	19,273
Markel Corp.(a)	30	27,863
MarketAxess Holdings, Inc.	117	19,374
Marsh & McLennan Cos., Inc.	496	33,356
MetLife, Inc.	326	14,484
Moody’s Corp.	169	18,299
Morgan Stanley	451	14,459
MSCI, Inc.	297	24,930
NASDAQ, Inc.	353	23,842
Navient Corp.	817	11,822
Northern Trust Corp.	252	17,133
Old Republic International Corp.	1,623	28,597
PacWest Bancorp	347	14,890
People’s United Financial, Inc.	1,287	20,360

See notes to schedules of investments

Security Description	Shares	Value
Principal Financial Group, Inc.	321	$16,535
Prudential Financial, Inc.	199	16,248
Raymond James Financial, Inc.	261	15,193
Regions Financial Corp.	1,435	14,163
Reinsurance Group of America, Inc.	234	25,258
S&P Global, Inc.	155	19,617
Santander Consumer USA Holdings, Inc.(a)	717	8,719
SEI Investments Co.	304	13,865
Signature Bank(a)	136	16,109
State Street Corp.	213	14,831
SunTrust Banks, Inc.	378	16,556
SVB Financial Group(a)	104	11,496
Synchrony Financial	574	16,072
T. Rowe Price Group, Inc.	317	21,081
TD Ameritrade Holding Corp.	477	16,809
TFS Financial Corp.	1,520	27,071
The Allstate Corp.	489	33,829
The Bank of New York Mellon Corp.	452	18,026
The Charles Schwab Corp.	437	13,796
The Goldman Sachs Group, Inc.	109	17,578
The PNC Financial Services Group, Inc.	244	21,982
The Progressive Corp.	941	29,642
The Travelers Cos., Inc.	255	29,210
Torchmark Corp.	387	24,725
U.S. Bancorp	522	22,390
Unum Group	462	16,313
W.R. Berkley Corp.	497	28,707
Wells Fargo & Co.	451	19,970
Zions Bancorp	471	14,610
		1,674,333
Health Care (11.0%):
Abbott Laboratories	479	20,257
Abbvie, Inc.	284	17,912
ABIOMED, Inc.(a)	112	14,401
Acadia Healthcare Co., Inc.(a)	238	11,793
Aetna, Inc.	174	20,088
Agilent Technologies, Inc.	457	21,520
Align Technology, Inc.(a)	175	16,406
AmerisourceBergen Corp.	258	20,841
Amgen, Inc.	133	22,185
Anthem, Inc.	158	19,799
Becton, Dickinson & Co.	165	29,655
Biogen, Inc.(a)	44	13,773
BIO-RAD Laboratories, Inc.(a)	166	27,193
Cardinal Health, Inc.	256	19,891
Cerner Corp.(a)	298	18,402
Cigna Corp.	147	19,157
Danaher Corp.	445	34,884
Dentsply Sirona, Inc.	400	23,772
Edwards Lifesciences Corp.(a)	132	15,914
Eli Lilly & Co.	302	24,239
Express Scripts Holding Co.(a)	306	21,582
Gilead Sciences, Inc.	221	17,486
HCA Holdings, Inc.(a)	283	21,403
Henry Schein, Inc.(a)	142	23,143
Hologic, Inc.(a)	464	18,017
Humana, Inc.	98	17,335
IDEXX Laboratories, Inc.(a)	169	19,051
Illumina, Inc.(a)	61	11,081
Intuitive Surgical, Inc.(a)	37	26,819
Johnson & Johnson	323	38,156
Laboratory Corp. of America Holdings(a)	192	26,396
Mallinckrodt PLC(a)	129	9,002
McKesson Corp.	95	15,841
MEDNAX, Inc.(a)	309	20,471
Merck & Co., Inc.	398	24,839
Mettler-Toledo International, Inc.(a)	57	23,930
Mylan NV(a)	293	11,169
Patterson Cos., Inc.	480	22,051

See notes to schedules of investments

Security Description	Shares	Value
PerkinElmer, Inc.	360	$20,200
Pfizer, Inc.	843	28,552
Quest Diagnostics, Inc.	338	28,606
Quintiles Transnational Holdings, Inc.(a)	285	23,102
Regeneron Pharmaceuticals, Inc.(a)	32	12,865
ResMed, Inc.	325	21,057
Stryker Corp.	274	31,896
Teleflex, Inc.	139	23,359
The Cooper Cos., Inc.	128	22,945
Thermo Fisher Scientific, Inc.	161	25,609
United Therapeutics Corp.(a)	111	13,107
UnitedHealth Group, Inc.	218	30,521
Universal Health Services, Inc., Class B	160	19,715
Varian Medical Systems, Inc.(a)	263	26,176
VCA, Inc.(a)	264	18,475
Veeva Systems, Inc.(a)	368	15,191
Waters Corp.(a)	158	25,041
WellCare Health Plans, Inc.(a)	145	16,978
West Pharmaceutical Services, Inc.	287	21,382
Zoetis, Inc.	441	22,936
		1,227,567
Industrials (16.0%):
3M Co.	188	33,131
A.O. Smith Corp.	209	20,647
Acuity Brands, Inc.	58	15,347
Alaska Air Group, Inc.	233	15,345
Allison Transmission Holdings, Inc.	747	21,424
AMERCO, Inc.	53	17,184
American Airlines Group, Inc.	335	12,264
AMETEK, Inc.	489	23,364
BE Aerospace, Inc.	344	17,771
C.H. Robinson Worldwide, Inc.	389	27,409
Carlisle Cos., Inc.	237	24,309
Cintas Corp.	211	23,759
Copart, Inc.(a)	439	23,513
CSX Corp.	653	19,917
Cummins, Inc.	158	20,248
Deere & Co.	217	18,521
Delta Air Lines, Inc.	386	15,193
Donaldson Co., Inc.	548	20,457
Dover Corp.	273	20,104
Dun & Bradstreet Corp.	143	19,537
Eaton Corp. PLC	308	20,239
Emerson Electric Co.	410	22,349
Equifax, Inc.	180	24,224
Expeditors International of Washington, Inc.	562	28,954
Fastenal Co.	498	20,806
Flowserve Corp.(b)	327	15,774
Fortune Brands Home & Security, Inc.	366	21,265
General Dynamics Corp.	183	28,394
Honeywell International, Inc.	262	30,547
Hubbell, Inc.	240	25,858
Huntington Ingalls Industries, Inc.	158	24,240
IDEX Corp.	286	26,761
Illinois Tool Works, Inc.(b)	245	29,360
Ingersoll-Rand PLC	309	20,993
J.B. Hunt Transport Services, Inc.	293	23,775
Jacobs Engineering Group, Inc.(a)	380	19,654
JetBlue Airways Corp.(a)	821	14,154
Kansas City Southern	195	18,197
KAR Auction Services, Inc.	525	22,659
Lennox International, Inc.	167	26,224
Lockheed Martin Corp.	148	35,479
Macquarie Infrastructure Corp.	208	17,314
Manpowergroup, Inc.	205	14,813
Masco Corp.	556	19,076
MSC Industrial Direct Co., Inc.	335	24,593
Nielsen Holdings PLC	528	28,285
Nordson Corp.	158	15,742

See notes to schedules of investments

Security Description	Shares	Value
Norfolk Southern Corp.	190	$18,441
Northrop Grumman Corp.	158	33,804
Old Dominion Freight Line, Inc.(a)	258	17,701
Orbital ATK, Inc.	180	13,721
Owens Corning, Inc.	389	20,769
Parker-Hannifin Corp.	172	21,591
Raytheon Co.	221	30,085
Republic Services, Inc., Class A	680	34,306
Robert Half International, Inc.	379	14,349
Rockwell Automation, Inc.	188	23,000
Rockwell Collins, Inc.	302	25,471
Rollins, Inc.	784	22,956
Roper Technologies, Inc.	129	23,539
Sensata Technologies Holding NV(a)	374	14,504
Snap-on, Inc.	150	22,794
Southwest Airlines Co.	419	16,296
Spirit Aerosystems Holdings, Inc.(a)	381	16,970
Stanley Black & Decker, Inc.	196	24,104
Stericycle, Inc.(a)	153	12,261
Textron, Inc.	417	16,576
The Middleby Corp.(a)	138	17,060
Toro Co.	506	23,701
TransDigm Group, Inc.(a)	59	17,058
Union Pacific Corp.	215	20,969
United Continental Holdings, Inc.(a)	228	11,963
United Parcel Service, Inc., Class B	347	37,948
United Rentals, Inc.(a)	122	9,576
United Technologies Corp.	273	27,737
Verisk Analytics, Inc., Class A(a)	315	25,603
W.W. Grainger, Inc.	107	24,058
Wabtec Corp.	231	18,861
Waste Management, Inc.	590	37,618
Watsco, Inc.	169	23,812
Xylem, Inc.	540	28,323
		1,776,698
Information Technology (13.5%):
Activision Blizzard, Inc.	349	15,461
Adobe Systems, Inc.(a)	191	20,731
Akamai Technologies, Inc.(a)	218	11,552
Alliance Data Systems Corp.(a)	59	12,657
Alphabet, Inc., Class A(a)	30	24,121
Amdocs Ltd.	472	27,305
Amphenol Corp., Class A	459	29,799
Analog Devices, Inc.	353	22,751
ANSYS, Inc.(a)	236	21,856
Apple, Inc.	187	21,141
Applied Materials, Inc.	526	15,859
Arista Networks, Inc.(a)	144	12,252
Arrow Electronics, Inc.(a)	276	17,656
Automatic Data Processing, Inc.	320	28,224
Avnet, Inc.	504	20,694
Black Knight Financial Services, Inc.(a)	430	17,587
Booz Allen Hamilton Holdings Corp.	781	24,687
Broadridge Financial Solutions, Inc.	399	27,048
Brocade Communications Systems, Inc.	1,296	11,962
CA, Inc.	730	24,148
Cadence Design Systems, Inc.(a)	874	22,313
CDK Global, Inc.	371	21,281
CDW Corp. of Delaware	465	21,264
Cisco Systems, Inc.	676	21,443
Citrix Systems, Inc.(a)	201	17,129
Cognex Corp.	285	15,065
Cognizant Technology Solutions Corp., Class A(a)	320	15,267
Dolby Laboratories, Inc.	365	19,816
eBay, Inc.(a)	493	16,220
F5 Networks, Inc.(a)	149	18,571
Facebook, Inc., Class A(a)	130	16,675
Fidelity National Information Services, Inc.	290	22,339
Fiserv, Inc.(a)	267	26,558

See notes to schedules of investments

Security Description	Shares	Value
FleetCor Technologies, Inc.(a)	104	$18,068
Flextronics International Ltd.(a)	1,398	19,041
FLIR Systems, Inc.	659	20,706
Gartner, Inc.(a)	259	22,909
Genpact Ltd.(a)	1,038	24,860
Global Payments, Inc.	211	16,196
HP, Inc.	1,055	16,384
Intel Corp.	594	22,424
International Business Machines Corp.	148	23,510
IPG Photonics Corp.(a)	176	14,494
Jack Henry & Associates, Inc.	337	28,831
Juniper Networks, Inc.	636	15,302
Keysight Technologies, Inc.(a)	547	17,334
Lam Research Corp.(b)	194	18,374
Leidos Holdings, Inc.	259	11,210
Manhattan Associates, Inc.(a)	216	12,446
MasterCard, Inc., Class A	233	23,712
Microsoft Corp.	360	20,736
Motorola Solutions, Inc.	307	23,417
NVIDIA Corp.(b)	238	16,308
ON Semiconductor Corp.(a)	1,203	14,821
Oracle Corp.	631	24,786
Paychex, Inc.	438	25,347
PayPal Holdings, Inc.(a)	456	18,682
QUALCOMM, Inc.	281	19,249
Red Hat, Inc.(a)	252	20,369
Sabre Corp.	653	18,402
Skyworks Solutions, Inc.	170	12,944
Symantec Corp.	578	14,508
SYNNEX Corp.	167	19,056
Synopsys, Inc.(a)	481	28,546
Texas Instruments, Inc.	328	23,018
The Ultimate Software Group, Inc.(a)	77	15,738
The Western Union Co.	1,005	20,924
Total System Services, Inc.	316	14,899
Trimble Navigation Ltd.(a)	595	16,993
Tyler Technologies, Inc.(a)	86	14,726
Ubiquiti Networks, Inc.(a)	289	15,462
Vantiv, Inc.(a)(b)	372	20,932
VeriSign, Inc.(a)(b)	269	21,047
Visa, Inc., Class A	269	22,246
VMware, Inc., Class A(a)(b)	213	15,624
Wex, Inc.(a)	133	14,376
Xilinx, Inc.	372	20,214
		1,500,603
Materials (4.7%):
AptarGroup, Inc.	349	27,016
Avery Dennison Corp.	287	22,326
Axalta Coating Systems Ltd.(a)	609	17,216
Bemis Co., Inc.	479	24,434
Berry Plastics Group, Inc.(a)	366	16,049
CF Industries Holdings, Inc.	372	9,058
Crown Holdings, Inc.(a)	398	22,722
Eastman Chemical Co.	282	19,086
Ecolab, Inc.	185	22,518
Graphic Packaging Holding Co.	1,260	17,627
Huntsman Corp.	558	9,079
International Flavors & Fragrances, Inc.	140	20,016
International Paper Co.	369	17,705
LyondellBasell Industries NV, Class A	200	16,132
Martin Marietta Materials, Inc.	97	17,374
NewMarket Corp.	50	21,466
Packaging Corp. of America	198	16,089
PPG Industries, Inc.	207	21,396
Praxair, Inc.	216	26,098
Reliance Steel & Aluminum Co.	252	18,152
RPM International, Inc.	440	23,637
Sealed Air Corp.	366	16,770
Sonoco Products Co.	485	25,623

See notes to schedules of investments

Security Description	Shares	Value
The Dow Chemical Co.	417	$21,613
The Sherwin-Williams Co.	79	21,856
Vulcan Materials Co.	178	20,244
Westlake Chemical Corp.	241	12,894
		524,196
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	455	12,731
Howard Hughes Corp.(a)	132	15,114
Jones Lang LaSalle, Inc.	101	11,493
		39,338
Telecommunication Services (1.0%):
AT&T, Inc.	963	39,107
CenturyLink, Inc.	593	16,266
T-Mobile US, Inc.(a)	399	18,641
Verizon Communications, Inc.	608	31,604
		105,618
Utilities (6.4%):
Alliant Energy Corp.	772	29,575
Ameren Corp.	617	30,344
American Electric Power Co., Inc.	463	29,729
American Water Works Co., Inc.	347	25,969
Aqua America, Inc.	932	28,408
Atmos Energy Corp.	410	30,533
CMS Energy Corp.	747	31,381
Consolidated Edison, Inc.	399	30,045
Dominion Resources, Inc.	430	31,936
DTE Energy Co.	334	31,286
Duke Energy Corp.	387	30,975
Eversource Energy	577	31,262
Exelon Corp.	731	24,335
NextEra Energy, Inc.	265	32,416
OGE Energy Corp.	720	22,766
PG&E Corp.	510	31,197
Pinnacle West Capital Corp.	402	30,548
PPL Corp.	820	28,347
Public Service Enterprise Group, Inc.	700	29,309
SCANA Corp.	436	31,553
Sempra Energy	263	28,191
The Southern Co.	668	34,269
WEC Energy Group, Inc.	501	30,000
Xcel Energy, Inc.	767	31,554
		715,928
Total Common Stocks (Cost $9,049,645)		10,338,252

Collateral for Securities Loaned (1.9%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.27%(c)	$116,989	116,989
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.33%(c)	99,811	99,811
Total Collateral for Securities Loaned (Cost $216,800)		216,800
Total Investments (Cost $9,266,445) — 94.9%		10,555,052
Other assets in excess of liabilities — 5.1%		565,589
NET ASSETS - 100.00%		$11,120,641

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

LLC—Limited Liability Co.

See notes to schedules of investments

LP—Limited Partnership

PLC—Public Liability Co.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	38	12/16/16	$4,104,760	$19,607

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Market Neutral Income Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (84.8%)
Australia (2.8%):
Consumer Discretionary (0.2%):
Crown Resorts Ltd.	12,564	$126,713
Energy (0.3%):
Caltex Australia Ltd.	5,793	153,129
Financials (1.9%):
AMP Ltd.	36,905	150,003
Australia & New Zealand Banking Group Ltd.	6,686	142,394
Commonwealth Bank of Australia	3,027	168,762
Insurance Australia Group Ltd.	38,319	161,348
Macquarie Group Ltd.	1,981	125,262
QBE Insurance Group Ltd.	16,200	115,896
Suncorp Group Ltd.	17,475	162,999
Westpac Banking Corp.	6,340	144,220
		1,170,884
Industrials (0.1%):
Cimic Group Ltd.	3,632	80,424
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	52,763	210,331
		1,741,481
Belgium (0.3%):
Telecommunication Services (0.3%):
Proximus SADP	5,359	160,299
Bermuda (0.1%):
Financials (0.1%):
Invesco Ltd.	2,573	80,458
Brazil (0.8%):
Financials (0.2%):
Banco do Brasil SA	8,000	56,489
BB Seguridade Participacoes SA	8,500	78,423
		134,912
Industrials (0.2%):
CCR SA	16,800	88,350
Utilities (0.4%):
EDP - Energias do Brasil SA	27,000	119,240
Engie Brasil Energia SA	12,762	152,048
		271,288
		494,550
Canada (2.5%):
Consumer Discretionary (0.3%):
Shaw Communications, Inc., Class B	10,093	206,584
Energy (0.4%):
Inter Pipeline Ltd.	5,726	120,910
Pembina Pipeline Corp.	4,530	138,062
		258,972
Financials (0.3%):
IGM Financial, Inc.	6,124	165,355
Materials (0.1%):
Potash Corp. of Saskatchewan, Inc.	5,084	82,744
Telecommunication Services (0.9%):
BCE, Inc.	6,404	295,791
TELUS Corp.	7,868	259,647
		555,438
Utilities (0.5%):
Emera, Inc.	7,736	278,998
		1,548,091

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Cayman Islands (0.1%):
Information Technology (0.1%):
FIH Mobile Ltd.	236,000	$77,986
Chile (0.9%):
Utilities (0.9%):
AES Gener SA	472,813	155,941
Aguas Andinas SA	414,556	266,330
Enersis SA	814,334	133,169
		555,440
China (3.1%):
Consumer Discretionary (0.3%):
Great Wall Motor Co. Ltd., Class H	71,000	69,820
Intime Retail Group Co. Ltd.	102,000	89,454
		159,274
Consumer Staples (0.1%):
China Resources Beer Holdings Co. Ltd. (b)	38,000	80,990
Financials (1.3%):
Bank of China Ltd.	307,000	141,778
Bank of Communications Co. Ltd., Class H	173,000	133,066
China Cinda Asset Management Co.	425,000	151,366
China Construction Bank Corp.	195,000	146,456
China Galaxy Securities Co. Ltd.	89,000	81,861
Chongqing Rural Commercial Bank Co. Ltd.	199,000	123,416
		777,943
Health Care (0.0%):(c)
Sihuan Pharmaceutical Holdings Group Ltd.	148,000	32,626
Industrials (0.7%):
China Machinery Engineering Corp.	166,000	97,865
Jiangsu Expressway Co. Ltd.	98,000	136,001
Sinopec Engineering Group Co. Ltd., H Shares	124,500	107,871
Zhejiang Expressway Co. Ltd., Class H	98,000	103,824
		445,561
Information Technology (0.1%):
Xinyi Solar Holdings Ltd. (d)	206,000	77,683
Materials (0.2%):
China Zhongwang Holdings, Ltd. (d)	199,200	96,800
Real Estate (0.3%):
China Evergrande Group (d)	127,778	87,317
Guangzhou R&f Properties, Class H	51,600	81,770
		169,087
Utilities (0.1%):
Huaneng Power International, Inc.	152,000	95,873
		1,935,837
Czech Republic (0.4%):
Financials (0.2%):
Komercni Banka AS	3,402	118,058
Utilities (0.2%):
CEZ AS	7,312	130,720
		248,778
Finland (0.5%):
Financials (0.2%):
Sampo Oyj, Class A	3,008	133,621
Materials (0.3%):
Stora ENSO Oyj, R Shares	10,738	95,376
UPM-Kymmene Oyj	4,816	101,674
		197,050
		330,671

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
France (1.4%):
Financials (0.5%):
AXA SA	4,047	$86,037
Credit Agricole SA	8,471	83,546
Natixis SA	16,641	77,635
Societe Generale SA	1,926	66,620
		313,838
Health Care (0.2%):
Sanofi	1,930	146,952
Industrials (0.2%):
Societe BIC SA	975	144,134
Telecommunication Services (0.2%):
Orange SA	8,515	133,392
Utilities (0.3%):
Suez Environnement Co.	8,895	146,973
		885,289
Germany (0.8%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	1,235	103,968
Daimler AG, Registered Shares	1,617	114,028
ProSiebenSat.1 Media SE	3,180	136,325
		354,321
Materials (0.2%):
BASF SE	1,719	147,171
		501,492
Greece (0.1%):
Consumer Discretionary (0.1%):
OPAP SA	9,670	81,838
Hong Kong (1.3%):
Consumer Discretionary (0.3%):
Belle International Holdings Ltd.	131,000	90,704
Chow Tai Fook Jewellery Group Ltd.	138,600	101,074
		191,778
Financials (0.3%):
Hang Seng Bank	10,000	179,518
Industrials (0.5%):
MTR Corp. Ltd.	32,500	179,600
Nws Holdings Ltd.	82,000	137,420
		317,020
Utilities (0.2%):
China Resources Power Holdings Co. Ltd.	54,000	93,878
		782,194
India (0.6%):
Energy (0.2%):
Coal India Ltd.	26,319	127,538
Information Technology (0.2%):
Oracle Financial Services	3,227	156,507
Materials (0.2%):
Hindustan Zinc Ltd.	30,111	105,761
		389,806
Ireland (0.2%):
Industrials (0.2%):
Eaton Corp. PLC	1,806	118,672
Italy (1.1%):
Consumer Discretionary (0.2%):
Prada SpA (d)	27,200	87,355
Financials (0.2%):
Assicurazioni Generali SpA	6,288	76,728

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Intesa Sanpaolo SpA	25,446	$56,486
		133,214
Utilities (0.7%):
Enel SpA	29,008	129,264
Snam SpA	27,833	154,310
Terna Rete Elettrica Nazionale SpA	30,468	157,029
		440,603
		661,172
Japan (0.7%):
Consumer Discretionary (0.3%):
Bridgestone Corp.	2,900	106,863
Nissan Motor Co. Ltd. (d)	9,000	88,293
		195,156
Information Technology (0.4%):
Canon, Inc.	4,500	130,665
Oracle Corp. Japan	1,900	107,361
		238,026
		433,182
Korea, Republic Of (0.5%):
Telecommunication Services (0.3%):
SK Telecom Co. Ltd.	748	153,391
Utilities (0.2%):
Korea Electric Power Corp.	2,967	145,362
		298,753
Malaysia (1.8%):
Consumer Staples (0.2%):
British American Tobacco Malaysia BHD	8,600	102,262
Financials (0.4%):
Malayan Banking BHD	132,800	241,253
Industrials (0.6%):
HAP Seng Consolidated BHD	137,500	256,221
MISC Berhad	82,700	151,158
		407,379
Telecommunication Services (0.3%):
DiGi.Com BHD	174,600	210,453
Utilities (0.3%):
YTL Corp. BHD	413,900	179,327
		1,140,674
Netherlands (1.1%):
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV	6,831	155,563
Financials (0.3%):
ING Groep NV	6,758	83,421
NN Group NV	3,655	112,195
		195,616
Industrials (0.1%):
Randstad Holding NV	1,976	89,842
Materials (0.2%):
LyondellBasell Industries NV, Class A	1,172	94,534
Telecommunication Services (0.2%):
Koninklijke KPN NV	39,801	132,032
		667,587
Norway (0.7%):
Consumer Staples (0.2%):
Marine Harvest ASA	8,775	157,476
Financials (0.3%):
Gjensidige Forsikring ASA	9,011	168,609

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Materials (0.2%):
Yara International ASA	3,463	$115,448
		441,533
Panama (0.2%):
Consumer Discretionary (0.2%):
Carnival Corp., Class A	2,266	110,626
Philippines (0.9%):
Industrials (0.2%):
DMCI Holdings, Inc.	482,700	120,411
Telecommunication Services (0.2%):
Globe Telecom, Inc.	2,740	115,693
Utilities (0.5%):
Energy Development Corp.	966,400	117,993
Manila Electric Co.	27,640	177,053
		295,046
		531,150
Poland (0.4%):
Financials (0.4%):
Bank Pekao SA	3,751	121,492
Powszechny Zaklad Ubezpieczen na Zycie SA	17,549	112,027
		233,519
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	8,322	144,215
Utilities (0.2%):
EDP - Energias de Portugal SA	35,966	120,686
		264,901
Qatar (0.8%):
Energy (0.4%):
Qatar Fuel Co. QSC	2,999	122,107
Qatar Gas Transport Co. Ltd.	20,349	131,681
		253,788
Financials (0.2%):
The Commercial Bank QSC	10,897	115,337
Industrials (0.2%):
Industries Qatar QSC	4,453	132,024
		501,149
Russian Federation (1.8%):
Energy (0.2%):
Bashneft PJSC	2,359	117,682
Financials (0.2%):
Moscow Exchange MICEX	64,340	130,039
Materials (0.4%):
MMC Norilsk Nickel PJSC	944	147,906
Novolipetsk Steel OJSC	84,350	111,730
		259,636
Telecommunication Services (0.7%):
Megafon PJSC	13,320	129,572
Mobile TeleSystems PJSC	37,660	136,861
Rostelecom PJSC	120,840	152,130
		418,563
Utilities (0.3%):
Federal Grid Co. Unified Energy System PJSC	31,920,000	90,998
RusHydro PJSC	9,822,000	121,581
		212,579
		1,138,499

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Singapore (1.0%):
Industrials (0.7%):
Keppel Corp. Ltd.	25,400	$101,115
Singapore Airlines Ltd.	27,500	212,503
Singapore Technologies Engineering Ltd.	58,400	138,942
		452,560
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	55,700	162,952
		615,512
South Africa (1.7%):
Consumer Discretionary (0.3%):
Imperial Holdings Ltd.	5,584	68,236
Truworths International Ltd.	17,487	90,701
		158,937
Energy (0.2%):
Sasol Ltd.	3,590	98,157
Financials (0.5%):
Barclays Africa Group Ltd.	8,825	97,509
Investec Ltd.	17,469	107,313
Nedbank Group Ltd.	7,337	119,429
		324,251
Health Care (0.2%):
Life Healthcare Group Holdings Ltd.	54,514	150,931
Industrials (0.2%):
The Bidvest Group Ltd.	10,778	127,183
Telecommunication Services (0.3%):
Vodacom Group Ltd.	19,187	215,744
		1,075,203
Spain (1.5%):
Industrials (0.6%):
Abertis Infraestructuras SA	9,354	145,711
ACS, Actividades de Construccion y Servicios SA	3,519	106,362
Ferrovial SA	6,283	133,765
		385,838
Utilities (0.9%):
Enagas SA	6,285	189,043
Gas Natural SDG SA (d)	6,249	128,451
Red Electrica Corp. SA	9,601	207,129
		524,623
		910,461
Sweden (1.0%):
Consumer Staples (0.2%):
Swedish Match AB	4,103	150,597
Financials (0.4%):
Nordea Bank AB	11,583	115,063
Swedbank AB, A Shares	5,224	122,788
		237,851
Industrials (0.2%):
Skanska AB, Class B	5,344	124,893
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson, B Shares	14,236	102,823
		616,164
Switzerland (0.9%):
Consumer Discretionary (0.2%):
Garmin Ltd.	2,270	109,210
Financials (0.4%):
Swiss Re AG	1,766	159,551
UBS Group AG, Registered Shares	6,448	88,110
		247,661

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.3%):
Swisscom AG	370	$176,052
		532,923
Taiwan (0.6%):
Information Technology (0.2%):
Inventec Corp.	138,000	113,300
Telecommunication Services (0.4%):
Taiwan Mobile Co. Ltd.	65,000	233,735
		347,035
Taiwan, Province of China (3.4%):
Financials (1.0%):
China Development Financial Holding Corp.	628,000	160,895
First Financial Holding Co. Ltd.	510,000	271,634
Mega Financial Holding Co. Ltd.	246,000	173,550
		606,079
Information Technology (1.3%):
Asustek Computer, Inc.	18,000	160,919
Compal Electronics, Inc.	243,000	150,469
Lite-On Technology Corp.	541	782
Nanya Technology Corp.	95,000	119,368
Pegatron Corp.	40,000	103,532
Quanta Computer, Inc.	71,000	148,811
United Microelectronics Corp.	397,000	146,615
		830,496
Materials (0.3%):
Nan Ya Plastics Corp.	89,000	176,785
Telecommunication Services (0.8%):
Chunghwa Telecom Co. Ltd.	70,000	246,899
Far EasTone Telecommunications Co. Ltd.	90,000	212,823
		459,722
		2,073,082
Thailand (1.9%):
Energy (0.2%):
Irpc Public Co. Ltd.	1,025,500	144,941
Industrials (0.3%):
Bts Group Holdings Public Co. Ltd.	733,100	183,499
Information Technology (0.2%):
Delta Electronics Thailand Public Co. Ltd.	53,100	121,838
Materials (0.2%):
PTT Global Chemical Public Co. Ltd.	56,000	95,509
Telecommunication Services (0.4%):
Advanced INFO Service Public Co. Ltd.	21,900	101,549
Intouch Holdings Public Co. Ltd.	65,700	102,675
Total Access Communication Public Co. Ltd.	71,300	64,989
		269,213
Utilities (0.6%):
Glow Energy Public Co. Ltd.	61,500	142,104
Ratchaburi Electricity Generating Holding Public Co. Ltd.	141,700	207,791
		349,895
		1,164,895
Turkey (0.7%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi AS	10,261	108,221
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	6,160	116,688
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	65,396	90,027
Petkim Petrokimya Holding As	81,931	124,244
		214,271
		439,180

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
United Arab Emirates (0.6%):
Financials (0.4%):
Abu Dhabi Commercial Bank PJSC	57,081	$100,108
Dubai Islamic Bank PJSC	88,443	130,311
		230,419
Real Estate (0.2%):
DAMAC Properties Dubai Co. PJSC	176,397	110,272
		340,691
United Kingdom (3.4%):
Consumer Discretionary (1.1%):
Barratt Developments PLC	9,700	62,088
InterContinental Hotels Group PLC	2,401	98,939
ITV PLC	30,617	74,255
Marks & Spencer Group PLC	20,799	89,214
Next PLC	1,280	79,216
Persimmon PLC	2,626	61,732
Sky PLC	12,220	141,605
Taylor Wimpey PLC	28,057	55,951
		663,000
Consumer Staples (0.1%):
Coca-Cola European Partners PLC	2,323	92,688
Financials (0.5%):
Admiral Group PLC	4,743	125,861
Direct Line Insurance Group PLC	24,187	114,231
Legal & General Group PLC	26,704	75,666
		315,758
Industrials (0.6%):
BAE Systems PLC	23,550	159,951
International Consolidated Airlines Group SA	13,301	68,706
Royal Mail PLC	20,765	131,742
		360,399
Materials (0.2%):
Johnson Matthey PLC	3,002	128,024
Utilities (0.9%):
National Grid PLC	13,916	196,497
SSE PLC	7,065	143,433
United Utilities Group PLC	14,805	192,262
		532,192
		2,092,061
United States (41.8%):
Consumer Discretionary (7.0%):
AMC Entertainment Holdings, Inc., Class A (d)	3,844	119,510
Best Buy Co., Inc.	1,989	75,940
Bob Evans Farms, Inc.	3,886	148,834
Brinker International, Inc.	2,574	129,807
Capella Education Co.	2,359	136,916
Cinemark Holdings, Inc.	3,016	115,452
Coach, Inc.	2,574	94,105
Darden Restaurants, Inc.	2,264	138,828
Dineequity, Inc.	2,135	169,071
DSW, Inc., Class A	4,350	89,088
Ford Motor Co.	8,393	101,304
GameStop Corp., Class A	4,026	111,077
Gannett Co., Inc.	9,628	112,070
General Motors Co.	3,841	122,029
GNC Holdings, Inc.	2,863	58,462
HSN, Inc.	3,072	122,266
Interval Leisure Group, Inc.	6,974	119,744
Kohl’s Corp.	1,483	64,881
L Brands, Inc.	1,285	90,939
Las Vegas Sands Corp.	1,503	86,483
Macy’s, Inc.	2,013	74,582
McDonald’s Corp.	1,592	183,653

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
MDC Holdings, Inc.	5,175	$133,515
Metaldyne Performance Group, Inc.	5,722	90,694
Movado Group, Inc.	4,616	99,152
New Media Investment Group, Inc.	6,956	107,818
Nordstrom, Inc.	1,488	77,197
Nutrisystem, Inc.	3,274	97,205
Sinclair Broadcast Group, Inc., Class A	4,241	122,480
Sturm Ruger & Co.	1,662	95,997
Superior Industries International, Inc.	4,403	128,391
Target Corp.	1,792	123,075
TEGNA, Inc.	4,657	101,802
The Buckle, Inc. (d)	4,383	105,323
The Cato Corp., Class A	3,772	124,061
The Gap, Inc.	2,862	63,651
The Wendy’s Co.	13,487	145,660
Viacom, Inc., Class B	1,484	56,540
Visteon Corp.	833	59,693
Wingstop, Inc.	3,422	100,265
		4,297,560
Consumer Staples (3.2%):
Altria Group, Inc.	3,173	200,629
Archer-Daniels-Midland Co.	2,284	96,316
John B. Sanfilippo & Son, Inc.	1,706	87,569
Kimberly-Clark Corp.	1,475	186,057
Philip Morris International, Inc.	1,973	191,815
Pilgrim’s Pride Corp. (d)	4,052	85,578
Reynolds American, Inc.	3,256	153,521
The Coca-Cola Co.	4,875	206,310
The Procter & Gamble Co. (d)	2,567	230,388
Vector Group Ltd. (d)	10,715	230,699
Wal-Mart Stores, Inc.	2,067	149,072
Weis Markets, Inc.	2,985	158,205
		1,976,159
Energy (1.2%):
Atwood Oceanics, Inc. (d)	5,396	46,891
Exxon Mobil Corp.	1,666	145,409
Marathon Petroleum Corp.	1,483	60,195
Oceaneering International, Inc.	3,430	94,360
ONEOK, Inc.	1,170	60,126
Phillips 66	1,418	114,220
Plains GP Holdings LP, Class A	3,314	42,883
Valero Energy Corp.	1,493	79,129
Western Refining, Inc.	2,768	73,241
		716,454
Financials (8.8%):
American Financial Group, Inc.	2,383	178,725
Ameriprise Financial, Inc.	924	92,187
AMERISAFE, Inc.	2,877	169,110
Arthur J. Gallagher & Co.	3,327	169,244
Artisan Partners Asset Ma, Class A	4,066	110,595
BB&T Corp.	3,168	119,497
BGC Partners, Inc., Class A	19,916	174,265
Capitol Federal Financial, Inc.	19,423	273,282
Cincinnati Financial Corp.	2,346	176,935
CME Group, Inc.	1,405	146,851
Cohen & Steers, Inc.	3,391	144,965
Columbia Banking System, Inc.	4,383	143,412
Cullen/Frost Bankers, Inc.	1,103	79,350
Erie Indemnity Co., Class A	1,495	152,595
FBL Financial Group, Inc., Class A	2,432	155,575
FNB Corp.	11,500	141,450
Glacier Bancorp, Inc.	5,033	143,541
Huntington Bancshares, Inc.	9,223	90,939
Lpl Financial Holdings, Inc. (d)	1,891	56,560
Mercury General Corp.	3,398	186,380
MetLife, Inc.	1,911	84,906
Moelis & Co., Class A	4,721	126,948
Navient Corp.	4,799	69,442

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
Northstar Asset Management Group, Inc.	7,377	$95,385
Old National Bancorp	11,045	155,293
Old Republic International Corp.	9,530	167,919
PacWest Bancorp	2,040	87,536
Park National Corp.	1,530	146,880
People’s United Financial, Inc.	7,559	119,583
Principal Financial Group, Inc.	1,888	97,251
ProAssurance Corp.	4,506	236,475
Prudential Financial, Inc.	1,169	95,449
Safety Insurance Group, Inc.	3,353	225,389
T. Rowe Price Group, Inc.	1,860	123,690
The Progressive Corp.	5,529	174,163
Valley National Bancorp	16,166	157,295
Virtu Financial, Inc.	8,529	127,679
Waddell & Reed Financial, Inc., Class A	4,497	81,665
Wells Fargo & Co.	2,647	117,209
WisdomTree Investments, Inc. (d)	6,821	70,188
		5,465,803
Health Care (1.6%):
Abbvie, Inc.	1,667	105,138
Merck & Co., Inc.	2,338	145,915
Meridian Bioscience, Inc.	8,126	156,751
National Healthcare Corp.	3,370	222,386
Owens & Minor, Inc.	4,887	169,725
Pfizer, Inc.	4,952	167,724
		967,639
Industrials (5.7%):
Allegiant Travel Co.	831	109,750
Altra Industrial Motion Corp.	5,797	167,939
American Railcar Industries, Inc.	2,326	96,459
Ceb, Inc.	2,306	125,608
Cummins, Inc.	931	119,308
Deere & Co. (d)	1,276	108,907
Douglas Dynamics, Inc.	3,864	123,416
Emerson Electric Co.	2,409	131,315
Federal Signal Corp.	7,052	93,509
GATX Corp. (d)	2,480	110,484
H&E Equipment Services, Inc.	4,152	69,587
Hillenbrand, Inc.	5,508	174,273
Hyster-Yale Materials Handling, Inc.	2,125	127,776
Insteel Industries, Inc.	3,031	109,843
KBR, Inc.	6,867	103,898
Kforce, Inc.	4,731	96,938
Knoll, Inc.	5,493	125,515
Lockheed Martin Corp.	865	207,358
Macquarie Infrastructure Corp.	1,221	101,636
McGrath RentCorp	4,563	144,693
Mobile Mini, Inc.	3,821	115,394
MSA Safety, Inc.	2,558	148,466
National Presto Industries, Inc.	1,802	158,198
Resources Connection, Inc.	8,191	122,374
Steelcase, Inc., Class A	9,755	135,497
The Greenbrier Cos., Inc.	2,070	73,071
United Parcel Service, Inc., Class B	2,035	222,548
West Corp.	5,072	111,990
		3,535,750
Information Technology (3.0%):
AVX Corp.	12,964	178,774
CA, Inc.	4,290	141,913
Cisco Systems, Inc.	3,971	125,960
HP, Inc.	6,196	96,224
Intel Corp.	3,486	131,596
International Business Machines Corp.	869	138,041
Intersil Corp., Class A	5,421	118,883
Leidos Holdings, Inc.	1,524	65,959
MTS Systems Corp.	1,927	88,700
NIC, Inc.	6,522	153,267
Paychex, Inc.	2,577	149,131

See notes to schedules of investments

Security Description	Shares	Fair Value(a)
QUALCOMM, Inc.	1,651	$113,093
Symantec Corp.	3,394	85,189
Tessera Technologies, Inc.	4,257	163,639
The Western Union Co.	5,903	122,900
		1,873,269
Materials (1.9%):
CF Industries Holdings, Inc.	2,182	53,132
Compass Minerals International, Inc. (d)	2,097	154,549
Domtar Corp.	3,204	118,965
Huntsman Corp.	3,277	53,317
International Paper Co.	2,167	103,973
KapStone Paper and Packaging Corp.	2,884	54,565
P.H. Glatfelter Co.	4,015	87,045
Packaging Corp. of America	1,163	94,505
Rayonier Advanced Materials, Inc.	4,763	63,681
Schweitzer-Mauduit International, Inc.	3,088	119,073
Sonoco Products Co.	2,848	150,460
The Dow Chemical Co.	2,450	126,983
		1,180,248
Real Estate (0.2%):
HFF, Inc.	4,049	112,117
Telecommunication Services (1.2%):
AT&T, Inc.	5,656	229,690
CenturyLink, Inc.	3,483	95,539
Cogent Communications Holdings, Inc.	3,448	126,921
Inteliquent, Inc.	5,620	90,707
Verizon Communications, Inc.	3,567	185,412
		728,269
Utilities (8.0%):
8point3 Energy Partners, LP (d)	7,688	110,707
ALLETE, Inc.	3,585	213,738
Alliant Energy Corp.	4,537	173,812
Ameren Corp.	3,623	178,179
American Electric Power Co., Inc.	2,715	174,330
American States Water Co.	3,572	143,059
Avista Corp.	5,356	223,827
Connecticut WTR Service, Inc.	3,684	183,205
Consolidated Edison, Inc.	2,344	176,503
Dominion Resources, Inc.	2,525	187,532
DTE Energy Co.	1,960	183,593
Duke Energy Corp.	2,276	182,171
Eversource Energy	3,388	183,562
Exelon Corp.	4,294	142,947
MGE Energy, Inc.	3,529	199,424
Middlesex Water Co.	4,056	142,933
NorthWestern Corp.	3,969	228,336
OGE Energy Corp.	4,227	133,658
Otter Tail Corp.	5,429	187,789
PG&E Corp.	2,999	183,449
Pinnacle West Capital Corp.	2,363	179,564
PPL Corp.	4,814	166,420
Public Service Enterprise Group, Inc.	4,110	172,086
SCANA Corp.	2,559	185,195
The Southern Co.	3,919	201,045
Unitil Corp.	4,482	175,067
WEC Energy Group, Inc.	2,945	176,347
Xcel Energy, Inc.	4,505	185,336
		4,973,814
		25,827,082
Total Common Stocks (Cost $51,044,742)		52,389,916

See notes to schedules of investments

Collateral for Securities Loaned (2.6%)
United States (2.6%):
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.33%(e)	750,112	$750,112
Fidelity Investments Money Market Government Portfolio, Class I, 0.27%(e)	879,204	879,204
Total Collateral for Securities Loaned (Cost $1,629,316)		1,629,316
Total Investments (Cost $52,674,058) — 87.4%		54,019,232
Other assets in excess of liabilities — 12.6%		7,794,987
NET ASSETS - 100.00%		$61,814,219

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Canada, Brazil, Chile and United Kingdom were fair valued at September 30, 2016.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2016.

LP—Limited Partnership

PLC—Public Liability Co.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value

S&P 500 E-mini Option	Put	$21.30	10/21/16	212	$(152,640)

Total (Premiums Received $338,975)					$(152,640)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Future	158	12/16/16	$15,389,990	$141,407

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
CBOE Volatility Index (Vix) Future	124	10/19/16	$1,956,100	$159,148
E-Mini S&P 500 Futures	263	12/16/16	28,409,260	135,700
Mini MSCI EAFE Index Futures	154	12/16/16	13,141,590	152,611
Mini MSCI Emerging Markets Index Future	286	12/16/16	13,048,750	206,200
Russell 2000 Mini Index Futures	106	12/16/16	13,231,980	81,724
				$735,383

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Global High Dividend Defensive Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (92.0%)
Victory CEMP Emerging Market Volatility Wtd Index ETF	20,735	$543,672
Victory CEMP International High Div Volatility Wtd Index ETF	96,730	3,109,869
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	42,880	1,699,763
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	43,929	1,697,856
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	18,092	665,605
Total Affiliated Exchange-Traded Funds (Cost $7,287,022)		7,716,765

Affiliated Mutual Funds (5.1%)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund - Class I	37,637	430,938
Total Affiliated Mutual Funds (Cost $376,321)		430,938
Total Investments (Cost $7,663,343) — 97.1%		8,147,703
Other assets in excess of liabilities — 2.9%		244,248
NET ASSETS - 100.00%		$8,391,951

ETF—Exchange-Traded Fund

See notes to schedules of investments

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Alternative Strategies Fund	September 30, 2016
(Unaudited)

Security Description	Shares	Value
Affiliated Mutual Funds (99.4%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund — Class I	210,302	$1,690,830
Victory CEMP Commodity Volatility Wtd Index Strategy Fund — Class I	266,453	1,691,976
Victory CEMP Long/Short Strategy Fund — Class I	632,166	7,048,646
Victory CEMP Market Neutral Income Fund — Class I	768,751	7,011,009
Total Affiliated Mutual Funds (Cost $18,802,867)		17,442,461
Total Investments (Cost $18,802,867) — 99.4%		17,442,461
Other assets in excess of liabilities — 0.6%		110,416
NET ASSETS - 100.00%		$17,552,877

See notes to schedules of investments

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2016
(Unaudited)

1. Federal Tax Information:

At September 30, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Victory CEMP US 500 Volatility Wtd Index Fund	$12,080,714	$2,456,048	$(273,823)	$2,182,225
Victory CEMP US Small Cap Volatility Wtd Index Fund	4,395,291	703,029	(178,842)	524,187
Victory CEMP International Volatility Wtd Index Fund	3,397,981	305,635	(244,179)	61,456
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	137,676,604	23,750,046	(3,357,041)	20,393,005
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	18,430,032	740,903	(224,914)	515,989
Victory CEMP International Enhanced Volatility Wtd Index Fund	16,334,790	781,740	(568,129)	213,611
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	9,924,961	5,872	(4,239,123)	(4,233,251)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	5,081,748	4,033	(1,341,144)	(1,337,111)
Victory CEMP Long/Short Strategy Fund	9,309,326	1,450,928	(205,202)	1,245,726
Victory CEMP Market Neutral Income Fund	53,014,875	3,153,895	(2,149,538)	1,004,357
Victory CEMP Global High Dividend Defensive Fund	7,711,924	511,895	(76,116)	435,779
Victory CEMP Alternative Strategies Fund	18,812,823	75,711	(1,446,073)	(1,370,362)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 23 funds. The accompanying Schedules of Portfolio Investments are those of the following 12 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered
Victory CEMP US 500 Volatility Wtd Index Fund	Classes A, C, I, and R6
Victory CEMP US Small Cap Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP International Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP International Enhanced Volatility Wtd Index Fund	Classes A, C, and I
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Classes A, C, and I
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Classes A, C, and I
Victory CEMP Long/Short Strategy Fund	Classes A, C, and I
Victory CEMP Market Neutral Income Fund	Classes A, C, and I
Victory CEMP Global High Dividend Defensive Fund (“Global High Dividend Defensive Fund”)	Classes A, and C
Victory CEMP Alternative Strategies Fund (“Alternative Fund”)	Classes A, and C

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

The Schedules of Portfolio Investments of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund (the “Commodity Funds”) are consolidated and include the accounts of  CEMPCSVWF Fund Ltd. and CEMPCLSSF Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Commodity Funds wholly own and control the Subsidiaries, and the Commodity Funds and Subsidiaries are both managed by Victory Capital Management Inc. (“VCM” or “Adviser”). The Commodity Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order for the Commodity Funds to indirectly invest in certain investments that are consistent with their respective investment objectives and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Commodity Funds. The accompanying Schedules of Portfolio Investments reflect the financial positions of the Funds on a consolidated basis with the Subsidiaries.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Victory CEMP International Volatility Wtd Index Fund, Victory CEMP International Enhanced Volatility Wtd Index Fund and Victory CEMP Market Neutral Income Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016, while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US Volatility Wtd Index Fund
Common Stocks	$13,873,647		$—	$—	$—	$—	$—	$13,873,647	$—
Collateral for Securities Loaned	389,292		—	—	—	—	—	389,292	—
Futures Contracts	—		(1,048)	—	—	—	—	—	(1,048)
Total	$14,262,939		$(1,048)	$—	$—	$—	$—	$14,262,939	$(1,048)

Victory CEMP US Small Cap 500 Volatility Wtd Index Fund
Common Stocks	$4,822,833		$—	$—	$—	$—	$—	$4,822,833	$—
Collateral for Securities Loaned	96,645		—	—	—	—	—	96,645	—
Futures Contracts	—		4,122	—	—	—	—	—	4,122
Total	$4,919,478		$4,122	$—	$—	$—	$—	$4,919,478	$4,122

Victory CEMP International Volatility Wtd Index Fund
Common Stocks	$524,217	(a)	$—	$2,827,790	$—	$482	$—	$3,352,489	$—
Collateral for Securities Loaned	106,948		—	—	—	—	—	106,948	—
Futures Contracts	—		2,914	—	—	—	—	—	2,914
Total	$631,165		$2,914	$2,827,790	$—	$482	$—	$3,459,437	$2,914

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$151,924,791		$—	$—	$—	$—	$—	$151,924,791	$—
Collateral for Securities Loaned	6,144,818		—	—	—	—	—	6,144,818	—
Futures Contracts	—		15,111	—	—	—	—	—	15,111
Total	$158,069,609		$15,111	$—	$—	$—	$—	$158,069,609	$15,111

Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Common Stocks	$18,946,021		$—	$—	$—	$—	—	$18,946,021	$—
Total	$18,946,021		$—	$—	$—	$—	$—	$18,946,021	$—

Victory CEMP International Enhanced Volatility Wtd Index Fund
Common Stocks	$2,585,425	(a)	$—	$13,562,416	$—	$1,797	$—	$16,149,638	$—
Collateral for Securities Loaned	398,763		—	—	—	—	—	398,763	—
Futures Contracts	—		8,386	—	—	—	—	—	8,386
Total	$2,984,188		$8,386	$13,562,416	$—	$1,797	$—	$16,548,401	$8,386

Victory CEMP Commodity Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	$—		$—	$5,691,710	$—	$—	$—	$5,691,710	$—
Futures Contracts	—		(259,516)	—	—	—	—	—	(259,516)
Total	$—		$(259,516)	$5,691,710	$—	$—	$—	$5,691,710	$(259,516)

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	$—		$—	$3,744,637	$—	$—	$—	$3,744,637	$—
Futures Contracts	—		(176,533)	—	—	—	—	—	(176,533)
Total	$—		$(176,533)	$3,744,637	$—	$—	$—	$3,744,637	$(176,533)

Victory CEMP Long/Short Strategy Fund
Common Stocks	$10,338,252		$—	$—	$—	$—	$—	$10,338,252	$—
Collateral for Securities Loaned	216,800		—	—	—	—	—	216,800	—
Futures Contracts	—		19,607	—	—	—	—	—	19,607
Total	$10,555,052		$19,607	$—	$—	$—	$—	$10,555,052	$19,607

Victory CEMP Market Neutral Income Fund
Common Stocks	$29,031,351	(b)	$—	$23,358,565	$—	$—	$—	$52,389,916	$—
Collateral for Securities Loaned	1,629,316		—	—	—	—	—	1,629,316	—
Written Options	—		—	—	(152,640)	—	—	—	(152,640)
Futures Contracts	—		876,790	—	—	—	—	—	876,790
Total	$30,660,667		$876,790	$23,358,565	$(152,640)	$—	$—	$54,019,232	$724,150

Victory CEMP Global High Dividend Defensive Fund
Affiliated Exchange-Traded Funds	$7,716,765		$—	$—	$—	$—	$—	$7,716,765	$—
Affiliated Mutual Funds	430,938		—	—	—	—	—	430,938	—
Total	$8,147,703		$—	$—	$—	$—	$—	$8,147,703	$—

Victory CEMP Alternative Strategies Fund
Affiliated Mutual Funds	$17,442,461		$—	$—	$—	$—	$—	$17,442,461	$—
Total	$17,442,461		$—	$—	$—	$—	$—	$17,442,461	$—

^

Other Financial Investments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	All securities categorized as Canada, United Kingdom, United States and all ADRs.
(b)	All securities categorized as Canada, Brazil, Chile, United Kingdom, United States and all ADRs.

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

Transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

Transfers from
Level 2 to Level 1
Victory CEMP International Volatility Wtd Index Fund
Common Stocks	$16,507

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund
Investments in Securities	Common Stocks	Common Stocks
Balance as of June 30, 2016	$482	$1,797
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales Proceeds	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Balance as of September 30, 2016	$482	$1,797

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange-Traded Funds:

Each Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

Each Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2016, the Funds had no open forward foreign exchange currency contracts.

Options Transactions:

Each Fund may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2016:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount Due to Counterparty	Net Amount

Victory CEMP US 500 Volatility Wtd Index Fund	$376,753	$376,753	$—	$12,540	$—
Victory CEMP US Small Cap Volatility Wtd Index Fund	95,279	95,279	—	1,367	—
Victory CEMP International Volatility Wtd Index Fund	112,948	106,948	6,000	—	—
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	5,998,588	5,998,588	—	146,230	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	430,764	398,763	32,001	—	—
Victory CEMP Long/Short Strategy Fund	208,190	208,190	—	8,610	—
Victory CEMP Market Neutral Income Fund	1,733,641	1,629,317	104,324	—	—

3. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ Shares.  An investment in the Funds’ Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Victory CEMP International Volatility Wtd Index Fund, Victory CEMP Market Neutral Fund and Victory CEMP International Enhanced Volatility Wtd Index Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many

Notes to Schedules of Investments — continued
Victory Portfolios II	September 30, 2016
(Unaudited)

aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedules of Portfolio Investments include information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Victory Portfolios II

By	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 28, 2016

By	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	November 28, 2016